As filed with the Securities and Exchange Commission on April 28, 1997
                                                      Registration No. 811-9140
                                                              File No. 33-80057

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  -------------
                                    FORM N-1A
                             REGISTRATION STATEMENT
                                    Under the
                            SECURITIES ACT OF 1933                           [X]

                        Pre-Effective Amendment No.                          [ ]


                        Post-Effective Amendment No. 5                       [X]
                                     and/or
                             REGISTRATION STATEMENT
                                    Under the
                        INVESTMENT COMPANY ACT OF 1940                       [X]

                                Amendment No. 7                              [X]
                        (Check appropriate box or boxes.)

                                 -------------
               Phoenix Duff & Phelps Institutional Mutual Funds
              (Exact Name of Registrant as Specified in Charter)
                                 -------------


       101 Munson Street, Greenfield, MA                           01301
     (Address of Principal Executive Offices)                   (Zip Code)

                                (800) 814-1897
             (Registrant's Telephone Number, including Area Code)

                                 -------------

                              Philip R. McLoughlin
                   Vice Chairman and Chief Executive Officer
                       Phoenix Duff & Phelps Corporation
                               56 Prospect Street
                          Hartford, Connecticut 06115
                    (Name and Address of Agent for Service)
                                 -------------

             It is proposed that this filing will become effective (check appropriate box)

             [ ] immediately upon filing pursuant to paragraph (b)
             [X] on May 1, 1997 pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(1)
             [ ] on (date) pursuant to paragraph (a)(1)
             [ ] 75 days after filing pursuant to paragraph (a)(2)
             [ ] on (date) pursuant to paragraph (a)(2) of rule 485.
             If appropriate, check the following box:
             [ ] this post-effective amendment designates a new effective date for a previously filed effective amendment.


Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Form 24f-2 for Registrant's fiscal year ended December 31, 1996 was filed on February 27, 1997.


================================================================================

                PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS

                             Cross Reference Sheet
                              Pursuant to Rule 495
                       Under the Securities Act of 1933

                                     PART A

                      Information Required in Prospectus

Item Number                                                      Caption
-------------                                                    -------
 1.              Cover Page .................................    Cover Page
 2.              Synopsis   .................................    Introduction; Fund Expenses
 3.              Condensed Financial Information ............    Financial Highlights
 4.              General Description of Registrant  .........    Introduction; Management of the Fund
 5.              Management of the Fund .....................    Management of the Fund; Custodian and
                                                                 Transfer Agent
 6.              Capital Stock and Other Securities .........    Management of the Fund; Description of Shares;
                                                                 Dividends, Distributions and Taxes; Additional
                                                                 Information
 7.              Purchase of Securities Being Offered  ......    How to Buy Shares; Net Asset Value;
                                                                 Distribution Plan; How to Redeem Shares
 8.              Redemption or Repurchase  ..................    How to Buy Shares; How to Redeem Shares
 9.              Pending Legal Proceedings ..................    Not Applicable


                                     PART B

          Information required in Statement of Additional Information


Item Number                                                        Caption
-------------                                                      -------
10.              Cover Page   .................................    Cover Page
11.              Table of Contents  ...........................    Table of Contents
12.              General Information and History   ............    The Fund
13.              Investment Objectives and Policies   .........    Investment Objectives and Policies; Investment
                                                                   Restrictions; Portfolio Turnover
14.              Management of the Registrant   ...............    Trustees and Officers
15.              Control Persons and Principal Holders
                 of Securities   ..............................    Trustees and Officers
16.              Investment Advisory and Other Services  ......    Trustees and Officers; The Investment Advisers;
                                                                   The Distributor; Distribution Plan
17.              Brokerage Allocation  ........................    Brokerage Allocation
18.              Capital Stock and Other Securities   .........    Purchase of Shares; How to Redeem Shares
19.              Purchase, Redemption and Pricing of
                 Securities Being Offered .....................    Determination of Net Asset Value; Purchase of Shares;
                                                                   How to Redeem Shares
20.              Tax Status   .................................    Taxes
21.              Underwriter  .................................    The Distributor; Distribution Plan
22.              Calculation of Yield Quotations of Money
                 Market Fund  .................................    Performance Information
23.              Financial Statements  ........................    Financial Statements

PHOENIX
FUNDS

PROSPECTUS
MAY 1, 1997


Phoenix Duff & Phelps
Institutional Mutual Funds


-BALANCED PORTFOLIO

-MANAGED BOND PORTFOLIO

-ENHANCED RESERVES PORTFOLIO

-GROWTH STOCK PORTFOLIO

-MONEY MARKET PORTFOLIO

-U.S. GOVERNMENT SECURITIES PORTFOLIO


[LOGO] PHOENIX
       DUFF & PHELPS

               PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
                               101 Munson Street
                              Greenfield, MA 01301
                                 (800) 814-1897

                                   PROSPECTUS

                                  May 1, 1997





     Phoenix Duff & Phelps Institutional Mutual Funds (the "Fund") is a diversified, open-end management investment company whose shares are presently offered in seven separate portfolios, six of which are offered by this Prospectus. Each portfolio generally operates as a separate fund with its own investment objectives and policies designed to meet its specific investment goals.


     Phoenix Duff & Phelps Institutional Balanced Portfolio ("Balanced Portfolio") seeks as its investment objectives long-term capital growth, reasonable income and conservation of capital. It is intended that this Portfolio will invest in common stocks and fixed income securities, with emphasis on income-producing securities which appear to the Adviser to have potential for capital appreciation.

     Phoenix Duff & Phelps Institutional Managed Bond Portfolio ("Managed Bond Portfolio") seeks as its investment objective high current income and appreciation of capital, consistent with prudent investment risk. It is intended that this Portfolio will invest primarily in a diversified portfolio of investment grade fixed income securities.

     Phoenix Duff & Phelps Institutional Enhanced Reserves Portfolio ("Enhanced Reserves Portfolio") seeks as its investment objective high current income consistent with preservation of capital. It is intended that the Portfolio will invest primarily in U.S. government securities and high grade corporate debt obligations.

     Phoenix Duff & Phelps Institutional Growth Stock Portfolio ("Growth Portfolio") seeks as its investment objective long-term appreciation of capital. Since income is not an objective, any income generated by the investment of this Portfolio's assets will be incidental to its objective. It is intended that this Portfolio will invest primarily in the common stocks which have potential for capital appreciation.

     Phoenix Duff & Phelps Institutional Money Market Portfolio ("Money Market Portfolio") seeks as its investment objective as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. It is intended that this Portfolio will invest solely in a portfolio of high-quality money market instruments maturing in less than 397 days. An investment in the Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

     Phoenix Duff & Phelps Institutional U.S. Government Securities
Portfolio ("U.S. Government Securities Portfolio") seeks as its investment objective a high level of current income consistent with safety of principal. It is intended that this Portfolio will invest primarily in a diversified portfolio of securities having a weighted average duration generally not to exceed approximately three years. The securities will be issued or guaranteed by the U.S. Government or its agencies and backed by the full faith and credit of the U.S. Government or supported by the ability to borrow from the U.S. Treasury or by the credit of an agency or otherwise supported by the U.S. Government.


     This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. No dealer, salesperson or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, Adviser or Distributor. This Prospectus does not constitute an offer to sell or solicitation of an offer to buy any of the securities offered hereby in any state in which or to any person whom it is unlawful to make such offer. Investors should read and retain this Prospectus for future reference. Additional information about the Fund is contained in the Statement of Additional Information dated May 1, 1997 which has been filed with the Securities and Exchange Commission and is available at no charge by calling
(800) 814-1897 or by writing to Phoenix Equity Planning Corporation, at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200. The Statement of Additional Information is incorporated herein by reference.


     Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, credit union, or affiliated entity and are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board or any other agency and involve investment risk, including possible loss of principal.

--------------------------------------------------------------------------------
LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                                                             Page
                                                                             ----
INTRODUCTION    ............................................................    3
FUND EXPENSES   ............................................................    4
FINANCIAL HIGHLIGHTS  ......................................................    6
PERFORMANCE INFORMATION  ...................................................   10
INVESTMENT OBJECTIVES AND POLICIES   .......................................   11
 PHOENIX DUFF & PHELPS INSTITUTIONAL BALANCED PORTFOLIO   ..................   11
 PHOENIX DUFF & PHELPS INSTITUTIONAL MANAGED BOND PORTFOLIO  ...............   11
 PHOENIX DUFF & PHELPS INSTITUTIONAL ENHANCED RESERVES PORTFOLIO   .........   12
 PHOENIX DUFF & PHELPS INSTITUTIONAL GROWTH STOCK PORTFOLIO  ...............   12
 PHOENIX DUFF & PHELPS INSTITUTIONAL MONEY MARKET PORTFOLIO  ...............   13
 PHOENIX DUFF & PHELPS INSTITUTIONAL U.S. GOVERNMENT SECURITIES PORTFOLIO      13
INVESTMENT TECHNIQUES AND RELATED RISKS    .................................   13
INVESTMENT RESTRICTIONS  ...................................................   17
MANAGEMENT OF THE FUND   ...................................................   17
DISTRIBUTION PLAN  .........................................................   19
HOW TO BUY SHARES  .........................................................   20
NET ASSET VALUE    .........................................................   21
HOW TO REDEEM SHARES  ......................................................   21
DIVIDENDS, DISTRIBUTIONS AND TAXES   .......................................   23
ADDITIONAL INFORMATION   ...................................................   23
APPENDIX  ..................................................................   25

                                  INTRODUCTION


     This Prospectus describes certain shares offered by and the operations of Phoenix Duff & Phelps Institutional Mutual Funds (the "Fund"). The Fund is a diversified, open-end management investment company established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 4, 1995, as amended from time to time. The Fund presently consists of seven separate portfolios (the "Portfolios") six of which are offered by this Prospectus. Each Portfolio has a different investment objective and invests primarily in certain types of securities and is designed to meet different investment needs.


The Investment Advisers


     Phoenix Investment Counsel, Inc. ("PIC") serves as investment adviser to the Balanced, Managed Bond, Growth, Money Market, and U.S. Government Securities Portfolios. PIC is a subsidiary of Phoenix Duff & Phelps Corporation and, prior to November 1, 1995, was an indirect subsidiary of Phoenix Home Life Mutual Insurance Company. For managing, or directing the investments of the specified Portfolios, PIC is entitled to fees as set forth under "The Advisers." Duff & Phelps Investment Management Co. ("DPM") serves as investment adviser to the Enhanced Reserves Portfolio and is entitled to fees as set forth under "The Advisers." DPM is a subsidiary of Phoenix Duff & Phelps Corporation. PIC and DPM are sometimes collectively referred to as the "Adviser." The Adviser has agreed to reimburse the Fund for certain expenses as described under "Management of the Fund."


The Distributor and Distribution Plan


     Phoenix Equity Planning Corporation ("Equity Planning" or "Distributor"), serves as National Distributor of the Fund's shares. See "Distribution Plan" and the Statement of Additional Information. Equity Planning also acts as financial agent and the Fund's transfer agent (the "Transfer Agent"). See "The Financial Agent" and "The Custodian and Transfer Agent."



     The Fund has adopted a distribution plan for Class Y Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The distribution plan adopted for Class Y Shares provides that the Fund shall reimburse the Distributor up to a maximum annual rate of 0.25% of the Fund's average daily Class Y Share net assets for distribution expenses incurred in connection with the sale and promotion of Class Y Shares for furnishing shareholder services. See "Distribution Plan."

Purchase of Shares

     Each Portfolio is currently authorized to offer two classes of shares on a continuous basis. Class X Shares are available to Plans (as hereafter defined) and institutional investors which initially purchase Class X Shares whose net asset value exceeds $5 million. Class Y Shares are offered to Plans and institutional investors which initially purchase Class Y Shares whose net asset value exceeds $1 million. The minimum subsequent investment for each class is $100. "Plans" are defined as corporate, public, union and governmental pension plans. Shares of each class represent an identical interest in the investment portfolio of a Portfolio, and generally have the same rights except that Class Y Shares bear the cost of higher distribution fees which cause the Class Y Shares to have a higher expense ratio and to receive lower dividends than Class X Shares. See "How To Buy Shares."

Redemption of Shares

     Shares may be redeemed at any time at the net asset value per share next computed after receipt of a redemption request by the Transfer Agent. See "How to Redeem Shares."

Risk Factors

     There can be no assurance that any Portfolio will achieve its respective investment objectives. In addition, special risks may be presented by the particular types of securities in which a Portfolio may invest. To the extent that a Portfolio invests in lower rated securities ("junk bonds"), such an investment is speculative and involves risks not associated with investment in higher-rated securities, including overall greater risk of non-payment of interest and principal and potentially greater sensitivity to general economic conditions and changes in interest rates. As a result of a Portfolio's investment in the stock market, net asset values of such Portfolio will fluctuate in response to changes in the market and economic conditions, as well as the financial condition and prospects of issuers in which such Portfolio invests. Certain Portfolios may invest in options, foreign securities, and financial futures and related options. The risk factors relevant to investment in each Portfolio should be reviewed and are set forth in the "Investment Objectives and Policies" and "Investment Techniques and Related Risks" sections of this Prospectus and Statement of Additional Information.

                                 FUND EXPENSES


     The following tables illustrate all expenses and fees that a shareholder will incur. The expenses and fees set forth in these tables are for the fiscal year ended December 31, 1996.



                                                                           Class X Shares
                                                           -----------------------------------------------
                                                                              Managed           Enhanced
                                                             Balanced          Bond              Reserves
                                                            Portfolio         Portfolio         Portfolio
                                                           ----------        ----------        ----------
Shareholder Transaction Expenses
 Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price)                           None              None              None
 Maximum Sales Load Imposed on Reinvested Dividends              None              None              None
 Deferred Sales Load                                             None              None              None
 Redemption Fees                                                 None              None              None
Exchange Fee                                                     None              None              None
Annual Fund Operating Expenses
 (as a percentage of average net assets)
 Management Fees                                                 0.55%             0.45%             0.24%
 12b-1 Fees                                                      None              None              None
 Other Operating Expenses (After Reimbursement)                  0.10%(a)          0.10%(a)          0.10%(b)
                                                           ----------        ----------        ----------
 Total Fund Operating Expenses                                   0.65%             0.55%             0.34%
                                                           ==========        ==========        ==========



                                                                           Class X Shares
                                                           ------------------------------------------------
                                                                              Money             U.S. Gov't
                                                            Growth            Market            Securities
                                                           Portfolio         Portfolio          Portfolio
                                                           ----------        ----------        -----------
Shareholder Transaction Expenses
 Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price)                           None              None               None
 Maximum Sales Load Imposed on Reinvested Dividends              None              None               None
 Deferred Sales Load                                             None              None               None
 Redemption Fees                                                 None              None               None
Exchange Fee                                                     None              None               None
Annual Fund Operating Expenses
 (as a percentage of average net assets)
 Management Fees                                                 0.60%             0.25%              0.30%
 12b-1 Fees                                                      None              None               None
 Other Operating Expenses (After Reimbursement)                  0.10%(a)          0.10%(a)           0.10%(a)
                                                           ----------        ----------        -----------
 Total Fund Operating Expenses                                   0.70%             0.35%              0.40%
                                                           ==========        ==========        ===========


-----------


(a) Phoenix Investment Counsel, Inc. has voluntarily agreed to reimburse or waive Total Fund Operating Expenses of Class X Shares of each Portfolio (other than the Enhanced Reserves Portfolio), excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 2001, to the extent that such expenses exceed: 0.65% of the average annual net asset values of the Balanced Portfolio; 0.55% of the average annual net asset values of the Managed Bond Portfolio; 0.70% of the average annual net asset values of the Growth Portfolio; 0.35% of the average annual net asset values of the Money Market Portfolio; and 0.40% of the average annual net asset values of the U.S. Government Securities Portfolio. Total Fund Operating Expenses for the fiscal year ended December 31, 1996 would have been 1.03%, 0.85%, 0.81%, 1.34% and 2.15% for the Balanced, Managed Bond, Growth, Money Market and U.S. Government Securities Portfolios, respectively, absent such reimbursement or waiver.

(b) Duff & Phelps Investment Management Co. has voluntarily agreed to reimburse or waive Total Fund Operating Expenses of Class X Shares of the Enhanced Reserves Portfolio, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 1997, to the extent that such expenses exceed: 0.34% of the average annual net asset values. Total Fund Operating Expenses for the Enhanced Reserves Portfolio for the fiscal year ended December 31, 1996 would have been 0.58% absent such reimbursement or waiver.



                                                                             Class Y Shares
                                                           -----------------------------------------------
                                                                              Managed           Enhanced
                                                            Balanced           Bond             Reserves
                                                            Portfolio         Portfolio         Portfolio
                                                            ----------        ----------        ----------
Shareholder Transaction Expenses
 Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)                            None              None              None
 Maximum Sales Load Imposed on Reinvested Dividends              None              None              None
 Deferred Sales Load                                             None              None              None
 Redemption Fees                                                 None              None              None
 Exchange Fee                                                    None              None              None
Annual Fund Operating Expenses
 (as a percentage of average net assets)
 Management Fees                                                 0.55%             0.45%             0.24%
 12b-1 Fees (c)                                                  0.25%             0.25%             0.25%
 Other Operating Expenses (After Reimbursement)                  0.10%(a)          0.10%(a)          0.10%(b)
                                                           ----------        ----------        ----------
 Total Fund Operating Expenses                                   0.90%             0.80%             0.59%
                                                           ==========        ==========        ==========



                                                                          Class Y Shares
                                                            -----------------------------------------------
                                                                                Money            U.S. Gov't
                                                              Growth            Market           Securities
                                                             Portfolio         Portfolio         Portfolio
                                                            ----------        ----------        -----------
Shareholder Transaction Expenses
 Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)                            None              None               None
 Maximum Sales Load Imposed on Reinvested Dividends              None              None               None
 Deferred Sales Load                                             None              None               None
 Redemption Fees                                                 None              None               None
 Exchange Fee                                                    None              None               None
Annual Fund Operating Expenses
 (as a percentage of average net assets)
 Management Fees                                                 0.60%             0.25%              0.30%
 12b-1 Fees (c)                                                  0.25%             0.25%              0.25%
 Other Operating Expenses (After Reimbursement)                  0.10%(a)          0.10%(a)           0.10%(a)
                                                           ----------        ----------        -----------
 Total Fund Operating Expenses                                   0.95%             0.60%              0.65%
                                                           ==========        ==========        ===========


-----------


(a) Phoenix Investment Counsel, Inc. has voluntarily agreed to reimburse or waive Total Fund Operating Expenses of Class Y Shares of each Portfolio (other than the Enhanced Reserves Portfolio), excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 2001, to the extent that such expenses exceed: 0.90% of the average annual net asset values of the Balanced Portfolio; 0.80% of the average annual net asset values of the Managed Bond Portfolio; 0.95% of the average annual net asset values of the Growth Portfolio; 0.60% of the average annual net asset values of the Money Market Portfolio; and 0.65% of the average annual net asset values of the U.S. Government Securities Portfolio. Total Fund Operating Expenses for the fiscal year ended December 31, 1996 would have been 1.28%, 1.10%, 1.06%, 1.59% and 2.40% for the Balanced, Managed Bond, Growth, Money Market and U.S. Government Securities Portfolios, respectively, absent such reimbursement or waiver.

(b) Duff & Phelps Investment Management Co. has voluntarily agreed to reimburse or waive Total Fund Operating Expenses of Class Y Shares of the Enhanced Reserves Portfolio, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 1997, to the extent that such expenses exceed: 0.59% of the average annual net asset values. Total Fund Operating Expenses for the Enhanced Reserves Portfolio for the fiscal year ended December 31, 1996 would have been 0.82% absent such reimbursement or waiver.

(c) Long-term shareholders may pay more in Rule 12b-1 fees than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers, Inc.

                                                                              Cumulative Expenses
                                                                              Paid for the Period
Example*                                                                     1 year      3 years
--------                                                                    ---------   ---------
An investor would pay the following expenses on a $1,000
 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:
 Balanced Portfolio
  Class X Shares                                                            $     7     $     21
  Class Y Shares                                                                  9           29
 Managed Bond Portfolio
  Class X Shares                                                                  6           18
  Class Y Shares                                                                  8           26
 Enhanced Reserves Portfolio
  Class X Shares                                                                  3           11
  Class Y Shares                                                                  6           19
 Growth Portfolio
  Class X Shares                                                                  7           22
  Class Y Shares                                                                 10           30
 Money Market Portfolio
  Class X Shares                                                                  4           11
  Class Y Shares                                                                  6           19
 U.S. Government Securities Portfolio
  Class X Shares                                                                  4           13
  Class Y Shares                                                                  7           21

* The purpose of the table above is to help the investor understand the various costs and expenses that the investor will bear directly or indirectly. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For additional information regarding various costs and expenses, see "Management of the Fund," and "How to Buy Shares."

                              FINANCIAL HIGHLIGHTS

     The following table sets forth certain financial information for the respective fiscal years of the Fund. The financial information has been audited by Price Waterhouse LLP, independent accountants. Their opinion and the Fund's Financial statements and notes thereto are incorporated by reference in the Statement of Additional Information. The Statement of Additional Information and the Fund's most recent Annual Report (containing the report of Independent Accountants and additional information relating to Fund performance) are available at no charge upon request by calling (800) 814-1897.


                              FINANCIAL HIGHLIGHTS

    (Selected data for a share outstanding throughout the indicated period)
--------------------------------------------------------------------------------

                        Institutional Balanced Portfolio


                                                        Class X             Class Y
                                                    -----------------   ----------------
                                                      From Inception      From Inception
                                                       3/1/96 to           3/1/96 to
                                                        12/31/96           12/31/96
                                                    -----------------   ----------------
Net asset value, beginning of period                   $  17.90            $  17.90
Income from investment operations
 Net investment income   .....................             0.51(4)             0.46(4)
 Net realized and unrealized gain    .........             1.17                1.18
                                                       --------            --------
  Total from investment operations   .........             1.68                1.64
                                                       --------            --------
Less distributions
 Dividends from net investment income   ......            (0.49)              (0.45)
 Dividends from net realized gains   .........            (0.94)              (0.94)
                                                       --------            --------
  Total distributions    .....................            (1.43)              (1.39)
                                                       --------            --------
Change in net asset value   ..................             0.25                0.25
                                                       --------            --------
Net asset value, end of period    ............         $  18.15            $  18.15
                                                       ========            ========
Total return    ..............................             9.43%(2)            9.20%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)   ......         $ 37,147            $ 12,010
Ratio to average net assets of:
 Operating expenses   ........................             0.65%(1)            0.90%(1)
 Net investment income   .....................             3.02%(1)            2.78%(1)
Portfolio turnover    ........................              209%(2)             209%(2)
Average commission rate paid(3)   ............         $ 0.0630            $ 0.0630


-----------


(1) Annualized
(2) Not annualized
(3) The fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

(4) Includes reimbursement of operating expenses by investment adviser of $0.06 and $0.06, respectively.

                     Institutional Managed Bond Portfolio


                                                                 Class X              Class Y
                                                            -----------------   --------------------
                                                              From Inception       From Inception
                                                                3/1/96 to             3/1/96 to
                                                                12/31/96               12/31/96
                                                            -----------------   --------------------
Net asset value, beginning of period                            $  33.84          $     33.84
Income from investment operations
 Net investment income  ..............................              2.03(3)(4)           1.98(3)(4)
 Net realized and unrealized gain (loss)  ............              0.69                 0.66
                                                                --------            ---------
  Total from investment operations  ..................              2.72                 2.64
                                                                --------            ---------
Less distributions
 Dividends from net investment income  ...............             (1.96)               (1.89)
 Dividends in excess of net investment income   ......             (0.01)               (0.01)
 Distributions from net realized gains    ............             (0.61)               (0.61)
                                                                --------            ---------
  Total distributions   ..............................             (2.58)               (2.51)
                                                                --------            ---------
Change in net asset value  ...........................              0.14                 0.13
                                                                --------            ---------
Net asset value, end of period   .....................          $  33.98          $     33.97
                                                                ========            =========
Total return   .......................................              8.24%(2)             7.98%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)  ...............          $ 71,482          $     7,010
Ratio to average net assets of:
 Operating expenses  .................................              0.55%(1)             0.80%(1)
 Net investment income  ..............................              7.15%(1)             6.91%(1)
Portfolio turnover   .................................               199%(2)              199%(2)


-----------

(1) Annualized
(2) Not annualized

(3) Computed using average shares outstanding.

(4) Includes reimbursement of operating expenses by investment adviser of $0.09 and $0.09 per share, respectively.



                     Institutional Growth Stock Portfolio


                                                                Class X             Class Y
                                                            -----------------   ----------------
                                                             From Inception      From Inception
                                                               3/1/96 to           3/1/96 to
                                                                12/31/96           12/31/96
                                                            -----------------   ----------------
Net asset value, beginning of period                            $   48.01          $   48.01
Income from investment operations(5)
 Net investment income  ........................                     0.34(4)            0.18(4)
 Net realized and unrealized gain (loss)  ......                     4.89               4.95
                                                                ---------          ---------
  Total from investment operations  ............                     5.23               5.13
                                                                ---------          ---------
Less distributions
 Dividends from net investment income  .........                    (0.30)             (0.19)
 Distributions from net realized gains    ......                    (5.52)             (5.52)
                                                                ---------          ---------
  Total distributions   ........................                    (5.82)             (5.71)
Change in net asset value  .....................                    (0.59)             (0.58)
                                                                ---------          ---------
Net asset value, end of period   ...............                $   47.42          $   47.43
                                                                =========          =========
Total return   .................................                    10.71%(2)          10.48%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)  .........                $  82,739          $  22,978
Ratio to average net assets of:
 Operating expenses  ...........................                     0.70%(1)           0.95%(1)
 Net investment income  ........................                     0.65%(1)           0.39%(1)
Portfolio turnover   ...........................                       99%(2)             99%(2)
Average commission rate paid(3)  ...............                $  0.0543          $  0.0543


-----------

(1) Annualized

(2) Not annualized
(3) The fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(4) Includes reimbursement of operating expenses by investment adviser of $0.04 and $0.04, respectively, computed using average shares outstanding.
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the time of share purchases and redemptions.

                     Institutional Money Market Portfolio


                                                      Class X             Class Y
                                                 -----------------   ----------------
                                                    From Inception      From Inception
                                                      3/1/96 to           3/1/96 to
                                                      12/31/96           12/31/96
                                                  -----------------   ----------------
Net asset value, beginning of period                   $   1.00            $   1.00
Income from investment operations
 Net investment income   .....................            0.043(1)            0.040(1)
                                                       --------            --------
  Total from investment operations   .........            0.043               0.040
                                                       --------            --------
Less distributions
 Dividends from net investment income   ......           (0.043)             (0.040)
                                                       --------            --------
Change in net asset value   ..................               --                  --
                                                       --------            --------
Net asset value, end of period    ............         $   1.00            $   1.00
                                                       ========            ========
Total return    ..............................             4.34%(3)            4.11%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)   ......         $ 15,182            $  2,130
Ratio to average net assets of:
 Operating expenses   ........................             0.35%(2)            0.60%(2)
 Net investment income   .....................             5.08%(2)            4.84%(2)



-----------

(1) Includes reimbursement of operating expenses by investment adviser of less than $0.01.
(2) Annualized
(3) Not annualized



              Institutional U.S. Government Securities Portfolio


                                                            Class X                Class Y
                                                       --------------------   --------------------
                                                        From Inception         From Inception
                                                           3/1/96 to              3/1/96 to
                                                           12/31/96               12/31/96
                                                       --------------------   --------------------
Net asset value, beginning of period                     $     13.35              $   13.35
Income from investment operations(5)
 Net investment income   ........................               0.62(3)(4)             0.59(3)(4)
 Net realized and unrealized gain (loss)   ......               0.02                   0.01
                                                           ---------              ---------
  Total from investment operations   ............               0.64                   0.60
                                                           ---------              ---------
Less distributions
 Dividends from net investment income   .........              (0.75)                 (0.73)
 In excess of net investment income  ............              (0.09)                 (0.08)
                                                           ---------              ---------
  Total distributions    ........................              (0.84)                 (0.81)
                                                           ---------              ---------
Change in net asset value   .....................              (0.20)                 (0.21)
                                                           ---------              ---------
Net asset value, end of period    ...............          $   13.15              $   13.14
                                                           =========              =========
Total return    .................................               4.86%(2)               4.56%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)   .........          $   4,734              $   3,578
Ratio to average net assets of:
 Operating expenses   ...........................               0.40%(1)               0.65%(1)
 Net investment income   ........................               5.58%(1)               5.32%(1)
Portfolio turnover    ...........................                175%(2)                175%(2)


-----------

(1) Annualized
(2) Not annualized

(3) Computed using average shares outstanding.
(4) Includes reimbursement of operating expenses by investment adviser of $0.19 and $0.19, respectively.
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the time of share purchases and redemptions.

                   Institutional Enhanced Reserves Portfolio


                                                          Class X             Class Y
                                                      -----------------   ----------------
                                                        From Inception      From Inception
                                                          7/19/96 to         11/1/96 to
                                                           12/31/96           12/31/96
                                                      -----------------   ----------------
Net asset value, beginning of period                      $   9.95            $   9.97
Income from investment operations(5)
 Net investment income   ........................             0.26(3)             0.09(3)
 Net realized and unrealized gain (loss)   ......               --               (0.02)
                                                          --------            --------
  Total from investment operations   ............             0.26                0.07
                                                          --------            --------
Less distributions
 Dividends from net investment income   .........            (0.26)              (0.09)
 Distributions from net realized gains  .........               --                  --
                                                          --------            --------
  Total distributions    ........................            (0.26)              (0.09)
                                                          --------            --------
Change in net asset value   .....................               --               (0.02)
                                                          --------            --------
Net asset value, end of period    ...............         $   9.95            $   9.95
                                                          ========            ========
Total return    .................................             2.57%(2)            0.71%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)   .........         $122,010            $  1,504
Ratio to average net asset of:
 Operating expenses   ...........................             0.34%(1)            0.59%(1)
 Net investment income   ........................             5.68%(1)            5.58%(1)
Portfolio turnover    ...........................              122%(2)             122%(2)


-----------


(1) Annualized
(2) Not annualized
(3) Includes reimbursement of operating expenses by investment adviser of less than $0.01.

                            PERFORMANCE INFORMATION

     The Fund may, from time to time, include the performance history of any or all of the Portfolios (and each Class thereof) in advertisements, sales literature or reports to current or prospective shareholders. Both yield and total return figures are computed separately for Class X and Class Y Shares of each Portfolio in accordance with formulas specified by the Securities and Exchange Commission.


     Performance data involving the Balanced, Managed Bond, Growth and U.S. Government Portfolios is based on each such Portfolio's past performance as separate investment accounts of Phoenix Home Life Mutual Insurance Company prior to March 1, 1996. This performance data may be relevant as each such separate account was managed, in all material respects, using substantially the same investment objectives and policies as those used by such Portfolio. Standardized average annual total return of each Class shall be calculated for the preceding one, five and ten year periods (or since inception of the applicable separate account if it has been in existence less than five or ten years) by including the corresponding separate account's total return calculated in accordance with formulas specified by the Securities and Exchange Commission. The performance of the separate accounts has been restated to reflect the deduction of the fees and expenses of the classes of the corresponding Portfolio described in this Prospectus.

     Performance data involving the Enhanced Reserves Portfolio is based on the Portfolio's past performance as the Enhanced Reserves Fund (a series of Duff & Phelps Mutual Funds) prior to July 19, 1996. On that date, the shareholders of the Enhanced Reserves Fund approved a merger with the Phoenix Duff & Phelps Institutional Enhanced Reserves Portfolio.


     Except as above stated, standardized quotations of average annual total return for each class of shares of each Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in either Class X or Class Y Shares of each Portfolio over a period of 1, 5, and 10 years (or up to the life of the class of shares). Standardized total return quotations reflect the deduction of a proportional share of each Class's expenses of such Portfolio (on an annual basis), and assume that all dividends and distributions are reinvested when paid. It is expected that the performance of Class X Shares shall be better than that of Class Y Shares as a result of lower distribution fees and certain incrementally lower expenses paid by Class X Shares. The Fund may also quote supplementally a rate of total return over different periods of time by means of aggregate, average, and year-by-year or other types of total return figures.

     Performance information may be expressed as yield, effective yield and total return of either class of the Money Market Portfolio. Current yield for the Money Market Portfolio will be based on the income earned by the Portfolio (or Class) over a given 7-day period (less a hypothetical charge reflecting deductions for expenses taken during the period) and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated in terms of an annual percentage return on the investment. Effective yield is calculated similarly but reflects the compounding effect of earnings on reinvested dividends.

     The yield of each Portfolio (other than the Money Market Portfolio) will be computed by dividing the Portfolio's net investment income over a 30-day period by an average value of invested assets (using the average number of shares entitled to receive dividends and the maximum offering price per share at the end of the period), all in accordance with applicable regulatory requirements. Such amount will be compounded for six months and then annualized for a twelve-month period to derive the Portfolio's yield for each class.


     Advertisements, sales literature and other communications may contain information about the Fund or Adviser's current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Fund may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Portfolio's holdings; or compare a Portfolio's equity or bond return figure to well-known indices of market performance including but not limited to: the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Lehman Brothers Aggregate Bond Index, Lehman Brothers 1-3 year Government Bond Index, IBC Donoghue Money Fund Report, Merrill Lynch 1 year Treasury Bill and Salomon Brothers Corporate and Government Bond Indices.


     Performance information for a Portfolio (and each Class thereof) reflects only the performance of a hypothetical investment in a Class X Shares or Class Y Shares of that Portfolio during the particular time period in which the calculations are based. Performance information is not an indication of future performance. Performance information should be considered in light of a particular Portfolio's investment objectives and policies, characteristics and qualities of the Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Investment results will vary from those Portfolios which previously existed as separate investment accounts particularly as such separate investment accounts were not registered under the 1940 Act and therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. For a description of the methods used to determine total return, see the Statement of Additional Information.

     The Fund's Annual Report, available upon request and without charge, shall contain a discussion of the performance of each Portfolio and a comparison of that performance to a securities market index.

                      INVESTMENT OBJECTIVES AND POLICIES



     Each Portfolio has a different investment objective and is designed to meet different investment needs. The differences in objectives and policies among the Portfolios can be expected to affect the investment return of each Portfolio and the degree of market and financial risk to which each Portfolio is subject. The investment objective of each Portfolio is a fundamental policy which may not be changed without the approval of a vote of a majority of the outstanding shares of that Portfolio. Risks are inherent in the ownership of any security and there can be no assurance that any Portfolio will achieve its investment objective. The investment policies of each Portfolio will also affect the rate of portfolio turnover. A high rate of portfolio turnover generally involves correspondingly greater brokerage commissions or transaction costs, which are paid directly by the Portfolio. The rates of portfolio turnover for each Portfolio are set forth under "Financial Highlights."


Phoenix Duff & Phelps Institutional Balanced Portfolio

     The investment objective of the Balanced Portfolio is to seek long-term capital growth, reasonable income and conservation of capital. The Portfolio intends to invest based on combined considerations of risk, income, capital enhancement and protection of capital value.

     It is intended that the Portfolio may invest in any type or class of stock believed by the Adviser to offer potential for capital appreciation over the intermediate and long term. The Portfolio may also invest in securities convertible into common stocks.

     At least 25% of the value of this Portfolio's assets will be invested in fixed income senior securities. The Portfolio intends to emphasize fixed income senior securities which are rated within the four highest categories by recognized rating agencies (i.e., AAA to BBB by Standard & Poor's Corporation, Aaa to Baa by Moody's Investors Service, Inc., AAA to BBB- by Duff & Phelps Credit Rating Co. ("D&P"), or AAA to BBB by Fitch Investor Services Inc. D&P is not affiliated with the Portfolio or DPM. Fixed-income securities which are rated in these categories are sometimes referred to as "investment grade" securities) or in unrated securities determined by the Adviser to be comparable with such rating categories. If, in the Adviser's opinion, market conditions warrant, the Portfolio may invest up to 10% of the Portfolio's total net assets, determined at the time of investment, in high yield, high risk (non-investment grade) securities ("junk bonds") or non-rated securities of comparable quality. In an effort to protect its assets against major market declines, or for other temporary defensive purposes, this Portfolio may actively pursue a policy of retaining cash or investing part or all of its assets in cash equivalents, such as government securities and high grade commercial paper.

     The price of fixed income securities will generally move in inverse proportion to interest rates. Lower rated and non-rated fixed-income securities are predominantly speculative with respect to the issuer's capacity to repay principal and pay interest. Investment in lower rated and non-rated convertible fixed-income securities normally involves a greater degree of market and credit risk than does investment in securities having higher ratings. In addition, non-rated securities are often less marketable than rated securities. To the extent that the Portfolio holds any lower rated or non-rated securities, it may be negatively affected by adverse economic developments, increased volatility and lack of liquidity.

Phoenix Duff & Phelps Institutional Managed
Bond Portfolio

     The investment objective of the Managed Bond Portfolio is to generate a high level of current income and appreciation of capital, consistent with prudent investment risk, through investment in a diversified portfolio of bonds.

     The "bonds" which the Portfolio will purchase comprise corporate debt securities which are issued by United States or Canadian corporations and government securities, domestic and foreign. It is the Adviser's present intent to purchase principally those government securities which are issued or guaranteed by the United States government and its agencies or instrumentalities and by the Government of Canada or any Canadian province, municipality or governmental agency thereof. Canadian and other foreign securities will be purchased only if principal and interest with respect to such securities is payable in United States dollars.

     Under normal circumstances, at least 80% of the value of the Portfolio's total assets in bonds (other than commercial paper) will be represented by debt securities which have, at the time of purchase, a rating within the four highest grades as determined by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or Standard Poor's Corporation (AAA, AA, A or BBB) and debt securities of banks and other issuers which, although not rated as a matter of policy by either Moody's Investors Service, Inc. or Standard & Poor's Corporation, are considered by the Adviser to have investment quality comparable to investment grade securities. If, in the Adviser's opinion, market conditions warrant, the Portfolio may invest up to 20% of the Portfolio's total net assets, determined at the time of investment, in high yield, high risk (non-investment grade) securities ("junk bonds") or non-rated securities of comparable quality. The Portfolio will seek to purchase debt securities which have protection against immediate refunding. The Portfolio may include debt securities which sell at substantial discounts from par. These securities are low coupon bonds which, during periods of high interest rates because of their lower acquisition cost, tend to sell at a yield basis that approaches current interest rates.

     The Portfolio also intends to invest in short-term investments such as U.S. Treasury notes and bills, obligations issued or guaranteed as to principal or interest by the United States government or any agency or authority thereof, obligations of U.S. banks and savings and loan associations (including foreign branches of U.S. banks and U.S. branches of foreign banks) such as certificates of deposit, time deposits and bankers acceptances, commercial paper, repurchase agreements with respect to any of the foregoing obligations. The Adviser intends to achieve appreciation of capital through sector selection with emphasis on undervalued securities. When in the opinion of the Adviser, current cash needs or market or economic conditions warrant, the Portfolio may temporarily retain its assets in cash or invest part or all of its assets in cash equivalents.

     The price of fixed income securities will generally move in inverse proportion to interest rates. Lower rated and non-rated fixed-income securities are predominantly speculative with respect to the issuer's capacity to repay principal and pay interest. Investment in lower rated and non-rated convertible fixed-income securities normally involves a greater degree of market and credit risk than does investment in securities having higher ratings. In addition, non-rated securities are often less marketable than rated securities. To the extent that the Portfolio holds any lower rated or non-rated securities, it may be negatively affected by adverse economic developments, increased volatility and lack of liquidity.

Phoenix Duff & Phelps Institutional Enhanced
Reserves Portfolio

     The investment objective of the Enhanced Reserves Portfolio is to seek a high level of current income consistent with preservation of capital. The Portfolio seeks to achieve its objective primarily by investing in a diversified portfolio of U.S. government securities and high grade corporate debt obligations.

     The Portfolio, which is not a money market fund, is designed for investors who seek a higher yield than a money market fund and less fluctuation in net asset value than an intermediate-term or long-term bond fund. Under normal market conditions, the Portfolio intends to invest at least 65% of the total value of its assets in U.S. government obligations including mortgage-related securities issued by the U.S. government or its agencies or instrumentalities, high grade corporate debt obligations and asset-backed securities. Under normal market conditions, the Enhanced Reserves Portfolio will invest in high grade securities comprising debt obligations with maturities greater than one year rated at the time of purchase AAA, AA, or A by Standard & Poor's Corporation or Aaa, Aa, or A by Moody's Investors Service, Inc. or rated AAA, AA, or A by Duff & Phelps Credit Rating Co. or similarly rated by any nationally recognized statistical rating organization. Short-term debt obligations acquired by the Portfolio will have equivalent ratings. Under normal market conditions, the Portfolio's dollar weighted average portfolio quality is expected to be AA or better by Standard & Poor's Corporation, Moody's Investors Services, Inc. or similarly rated by any nationally recognized statistical rating organization. The balance of the Portfolio's assets may be invested in municipal obligations, mortgage related securities of private issuers, bank obligations, certain money market instruments, repurchase agreements, and foreign securities.

     The Portfolio may purchase portfolio securities with maturities of greater than one year. In normal market conditions, however, the duration of the Portfolio's aggregate portfolio will be approximately one year. The term "maturity" refers to the time remaining until the final payment on such security is due taking no account of the pattern of the securities' payments prior to maturity. "Duration" refers to an alternate measurement of a security's price sensitivity to changes in interest rates. Duration measures the expected life of a security by assessing and weighting the present value of the security's payment pattern. The value of the Portfolio's holdings can be expected to fall when interest rates rise and vice-versa, according to changes in prevailing interest rates.

     At times the Adviser may judge that market conditions make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Adviser may use alternative strategies primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these "temporary defensive" strategies, the Portfolio may, without limitation, invest in high-grade, short-term securities.

Phoenix Duff & Phelps Institutional Growth
Stock Portfolio

     The investment objective of the Growth Stock Portfolio is to seek long-term appreciation of capital. Since income is not an objective, any income generated by the investment of the Portfolio's assets will be incidental to its objective.

     Under normal conditions, the Portfolio will invest at least 65% of its total assets in any class or type of stock believed by the Adviser to offer potential for capital appreciation over both the intermediate and long-term. The Portfolio may also invest in preferred stocks, convertible securities, preferred stocks and convertible debentures if, in the Adviser's judgment, such investment will further its investment objective.

     When, for temporary defensive purposes (as when market conditions for growth stocks are adverse), it is determined that other types of investments appear advantageous on the basis of combined considerations of risk and the protection of capital values, investments may be made in investment grade fixed income securities with or without warrants or conversion features. In an effort to protect its assets against major market declines, or for other temporary defensive purposes, the Portfolio may actively pursue a policy whereby it will retain cash or invest part or all of its assets in cash equivalents.

     Investments in common stocks for capital appreciation are subject to the risks of changing economic and market conditions which may affect the profitability and financial conditions of the companies in whose securities the Portfolio is invested and the Adviser's ability to anticipate those changes. Since investments normally will consist primarily of securities considered to have potential for appreciation, the assets of the Portfolio may be considered to be subject to greater risks than would be involved if the Portfolio invested in securities which do not have such potential.

Phoenix Duff & Phelps Institutional Money
Market Portfolio

     The principal investment objective for the Money Market Portfolio is to achieve as high a level of current income as is consistent with safety of principal and maintenance of liquidity. Investments shall be solely in high quality short term securities such as commercial paper, notes payable upon demand and having maturities varying from one day to 397 days, Treasury or agency obligations or repurchase agreements, municipal notes, Banker's Acceptances, Certificates of Deposit or any other form of short term security. The dollar-weighted average maturity for any Portfolio investment shall not exceed 90 days.

     Commercial paper held by the Portfolio will be limited to securities rated in the two highest "short term" rating categories by at least two nationally recognized statistical rating organizations (one nationally recognized statistically rating organization if that security only has one rating) or, if unrated, be issued by companies with an outstanding debt issue currently rated AA by Standard & Poor's Corporation or Aa by Moody's Investors Service, Inc. No more than 5% of the Portfolio assets will be invested in securities not rated in the highest short-term rating category, and, of those securities, no more than the greater of 1% of the Portfolio's assets or $1 million can be held by any one issuer. Certificates of Deposits must be issued by banks which have capital, surplus and undivided profits of at least $100,000,000.

     The Portfolio may not necessarily invest in money market instruments paying the highest available yield at a particular time as a result of considerations of liquidity and preservation of capital. Rather, consistent with its investment objective, the Portfolio will attempt to maximize yields by engaging in portfolio trading and buying and selling portfolio investments in anticipation of, or in response to, changing economic and money market conditions and trends. These policies, as well as the relatively short maturities of obligations to be purchased by the Portfolio, may result in frequent changes in its portfolio holdings.

     The value of the securities in the Portfolio can be expected to vary inversely to the changes in prevailing interest rates. Thus, if interest rates increase after a security was purchased, that security, if sold, might be sold at less than cost. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security were held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of Portfolio shares could require the sale of portfolio investments at a time when a sale might not be desirable.

Phoenix Duff & Phelps Institutional U.S. Government Securities Portfolio

     The investment objective of the U.S. Government Securities Portfolio is to seek a high level of current income consistent with safety of principal by investing at least 80% of Portfolio assets in a diversified portfolio of securities consisting of: (1) securities issued and guaranteed by the U.S. Government, (2) securities issued by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the United States, and (3) securities issued by U.S. Government agencies and instrumentalities which are guaranteed by such agencies and instrumentalities but are not otherwise backed by the full faith and credit of the United States. The Portfolio is also authorized to invest up to 20% of its value in short-term instruments.


     U.S. Government Securities include (i) U.S. Treasury obligations which differ only in their interest rates, maturities and times of issuance as follows: U.S. Treasury Bills (maturity of one year or less), bonds (generally maturities of greater than ten years), notes (maturity of one to ten years);
(ii) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the United States, such as securities issued by the Federal Housing Administration, the Government National Mortgage Association ("GNMA"), the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the Farmers Home Administration and the Small Business Administration; (iii) obligations issued or guaranteed by U.S. Government agencies or instrumentalities that are not backed by the full faith and credit of the United States, such as securities issued by the Farm Credit Financial Assistance Corporation, Federal Financing Bank, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal National Mortgage Association ("FNMA"), Federal Farm Credit Banks and Student Loan Marketing Association. The weighted average duration of U.S. Government Securities expected to be held by the Portfolio will generally not exceed three years. See "Phoenix Duff & Phelps Institutional Enhanced Reserves Portfolio" for a discussion of the terms "duration" and "maturity."


     Although the payment of interest and principal on a portfolio security may be guaranteed in certain instances by the U.S. Government or one of its agencies or instrumentalities, the value of units of the Portfolio will fluctuate in response to interest rate levels. In general, when interest rates rise, prices of fixed income securities decline. When interest rates decline, prices of fixed income securities rise.

                    INVESTMENT TECHNIQUES AND RELATED RISKS


     In addition to the investment policies described above, each Portfolio, unless otherwise described, may utilize the following investment practices or techniques:

"When issued" and "delayed delivery" Securities

     Each Portfolio may purchase and sell securities on a "when issued" and "delayed delivery" basis. A Portfolio accrues no income on such securities until the Portfolio actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the securities at delivery may be more or less than their purchase price. The yields generally available on comparable securities when delivery occurs may be higher than yields on the securities obtained pursuant to such transactions. Because each Portfolio relies on the buyer or seller to consummate the transaction, failure by the other party to complete the transaction may result in a Portfolio missing the opportunity of obtaining a price or yield considered to be advantageous. Each Portfolio will engage in "when issued" and "delayed delivery" transactions for the purpose of acquiring securities consistent with the Portfolio's investment objective and policies and not for the purpose of investment leverage.

Securities Lending

     Each Portfolio may lend its securities to brokers, dealers and financial institutions provided that the market value of the securities subject to any such loans does not exceed 25% of the value of the total assets (taken at market value) of such Portfolio; and receive, as collateral, cash or cash equivalents which at all times while the loan is outstanding, will be maintained in amounts equal to at least 102% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities. All fees or charges earned from securities lending will inure to the benefit of the Portfolio. A Portfolio will have the right to regain record ownership of loaned securities within six business days and to exercise beneficial rights such as voting rights and subscription rights. While a securities loan is outstanding, the Portfolio will receive amounts equal to any interest or other distributions with respect to the loaned securities. Any agreement to lend securities shall provide that borrowers are obligated to return the identical securities or their equivalent at termination of the loan and, that the Portfolio shall have the right to retain any collateral or use the same to purchase equivalent securities should the borrower fail to return securities as required. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities and possibly the loss of the collateral if the borrower fails financially. See the Statement of Additional Information.

Illiquid Securities

     Each Portfolio (other than the Money Market Portfolio) may invest up to 15% of its net assets, taken at market values at the time of investment, in "illiquid securities". The Money Market Portfolio may invest up to 10% of its net assets, taken at market values at the time of investment, in "illiquid securities". For this purpose, illiquid securities include any securities subject to legal or contractual restrictions on resale, securities which must be registered with the Securities and Exchange Commission before they can be sold to the public, repurchase agreements maturing in more than seven days, securities for which market quotations are not readily available, or other securities which legally or in the Adviser's or Trustees' opinion may be deemed illiquid. Among other risks unique to certain illiquid securities (as described elsewhere in this Prospectus and Statement of Additional Information), illiquid securities may be thinly or not actively traded, and as a result, a Portfolio utilizing this investment technique may experience difficulties in valuing or disposing of these securities.

Short-Term Instruments


     Each Portfolio (other than the Enhanced Reserves and Money Market Portfolios) may invest up to 20% of its assets in short term instruments other than instruments involving U.S. Government Securities. The Enhanced Reserves Portfolio may invest up to 100% of its assets in short-term investments. Short-term investments will be in high grade short term securities such as commercial paper, drafts, notes payable upon demand or having maturities varying from one day to 397 days, municipal notes, Bankers' Acceptances, Certificates of Deposit or any other form of short-term security but may also include cash should such a holding appear to be consistent with the goal of maximizing earnings. It is intended that commercial paper held by these Portfolios will be rated A-1 by Standard & Poor's Corporation or P-1 by Moody's Investors Service, Inc. or, if unrated, be issued by companies with an outstanding debt issue currently rated at least AA by Standard & Poor's Corporation or Aa by Moody's Investors Service, Inc. Certificates of Deposits must be issued by banks which have capital, surplus and undivided profits of at least $100,000,000.


Mortgage-Related Securities

     Each Portfolio (other than the Growth and Money Market Portfolios) may invest in securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property ("Mortgage-Related Securities"). These instruments are referred to as "derivatives" as their value is derived from the value of the underlying security or securities. The Mortgage-Related Securities in which these Portfolios may invest include those with fixed, floating and variable interest rates and those with interest rates that change based on multiples of changes in interest rates. Although certain Mortgage-Related Securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If these Portfolios purchase a Mortgage-Related Security at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of certain Mortgage-
Related Securities are inversely affected by changes in interest rates, while other securities which these Portfolios may purchase may be structured so that their interest rates will fluctuate inversely (and thus their price will increase as interest rates rise and decrease as interest rates fall) in response to changes in interest rates. Though the value of a Mortgage-Related Security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to prepay. For this and other reasons, a Mortgage-Related Security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return. In addition, regular payments received in respect of Mortgage-Related Securities include both interest and principal. If the underlying mortgage securities experience greater than anticipated prepayments of principal, these Portfolios may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. No assurance can be given as to the return these Portfolios will receive when these amounts are reinvested.

     Each Portfolio (other than the Growth and Money Market Portfolios) may also invest in securities issued by corporate and other special purpose entities in which the source of income payments on the securities is a dedicated pool of assets ("Asset-Backed Securities"). The securitization techniques used for Asset-Backed Securities are similar to those used for Mortgage-Related Securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital and other account receivables.

Financial Futures and Related Options


     Each Portfolio (other than the U.S. Government Securities and Money Market Portfolios) may enter into financial futures contracts and related options. These instruments are referred to as "derivatives" as their value is derived from the value of the underlying security or securities. These Portfolios may purchase and sell financial futures contracts which are traded on a recognized exchange or board of trade and may purchase exchange- or board-traded put and call options on financial futures contracts as a hedge against anticipated changes in the market value of its portfolio securities or securities which it intends to purchase.

     These Portfolios will engage in transactions in financial futures contracts and related options only for hedging purposes and not for speculation. In addition, these Portfolios will not purchase or sell any financial futures contract or related option if, immediately thereafter, the sum of the cash or U.S. Treasury bills initially committed with respect to these Portfolios' existing futures and related options positions and the premiums paid for related options would exceed 2% of the market value of each Portfolio's total assets. At the time of purchase of a futures contract or a call option on a futures contract, any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the market value of the futures contract minus these Portfolios' initial margin deposit with respect thereto will be deposited in a segregated account with these Portfolios to collateralize fully the position and thereby ensure that it is not leveraged.


     Engaging in transactions in financial futures contracts involves certain risks, such as the possibility of an imperfect correlation between futures market prices and cash market prices and the possibility that the Adviser could be incorrect in its expectations as to the direction or extent of various interest rate movements, in which case these Portfolios' return might have been greater had hedging not taken place. There is also the risk that a liquid secondary market may not exist. The risk in purchasing an option on a financial futures contract is that these Portfolios will lose the premium it paid. There may also be circumstances when the purchase of an option on a financial future contract would result in a loss to these Portfolios while the purchase or sale of the contract would not have resulted in a loss. Futures and options may fail as hedging techniques in cases where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge. Financial losses relating to futures and options are potentially unlimited.

Foreign Securities

     Each Portfolio (other than the Money Market and U.S. Government Securities Portfolios) may purchase foreign securities, including those issued by foreign branches of U.S. banks. Such investments in foreign securities will be less than 15% of the total net asset value of the Growth and Balanced Portfolios, will not exceed 20% of the total net asset value of the Enhanced Reserves Portfolio and will not exceed 35% of the total net asset value of the Managed Bond Portfolio at the time of purchase. The Enhanced Reserves, Managed Bond and Balanced Portfolios may invest in debt obligations issued by foreign corporations and by foreign governments and their political subdivisions, which securities will be denominated, and pay interest and principal, in U.S. dollars.

     Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issues. These Portfolios may invest in a broad range of foreign securities including equity, debt and convertible securities and foreign government securities. In connection with investments in foreign securities, the Portfolio may enter into forward foreign currency exchange contracts for the purpose of protecting against losses resulting from fluctuations in exchange rates between the U.S. dollar and a particular foreign currency denominating a security which the Portfolio holds or intends to acquire. These Portfolios will not speculate in forward foreign currency exchange contracts.

     Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, difficulty in invoking legal process abroad and potential restrictions on the flow of international capital. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S.

dollar. Many of the foreign securities held by these Portfolios will not be registered with the Securities and Exchange Commission and many of the issuers of foreign securities will not be subject to the Commission's reporting requirements. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may compare favorably or unfavorably with the United States economy with respect to such factors as rate of growth, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions, and economic trends in foreign countries may be difficult to assess.

     Particular risks are posed by investments in third world countries or so-called "emerging markets." These securities may be especially volatile based on relative economic, political and market conditions present in these countries. These and other relevant conditions vary widely between emerging market countries. For instance, certain emerging market countries are either comparatively undeveloped or are in the process of becoming developed and may consequently be economically based on a relatively few or closely interdependent industries. A high proportion of the shares of many emerging market issuers may also be held by a limited number of large investors trading significant blocks of securities. While the Portfolios will strive to be sensitive to publicized reversals of economic conditions, political unrest and adverse changes in trading status, unanticipated political and social developments may affect the values of these Portfolios' investments in such countries and the availability of additional investments in such countries.

     The Portfolio may use foreign custodians or sub-custodians in connection with purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriation, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.

Repurchase Agreements


     Each Portfolio (excluding the Money Market and Growth Stock Portfolios) may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. A Portfolio will enter into such repurchase agreements only with financial institutions that are deemed to be creditworthy by the Adviser. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller. Although the securities subject to repurchase agreements may bear maturities exceeding thirteen months, a Portfolio does not presently intend to enter into repurchase agreements with deemed maturities in excess of seven days. If in the future a Portfolio were to enter into repurchase agreements with deemed maturities in excess of seven days, such Portfolio would do so only if such investment, together with other illiquid securities, did not exceed 15% of the net value of that Portfolio's total assets. Default or bankruptcy of the seller would, however, expose the Portfolio to possible delay in connection with the disposition of the underlying securities or loss to the extend that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.



Securities and Index Options

     The Balanced, Enhanced Reserves and U.S. Government Securities Portfolios may write covered call options and purchase call and put options. Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged.


     These Portfolios will write call options in order to obtain a return on its investments from the premiums received and will retain the premiums whether or not the options are exercised. Any decline in the market value of portfolio securities will be offset to the extent of the premiums received (net of transaction costs). If an option is exercised, the premium received on the option will effectively increase the exercise price.

     During the option period the writer of a call option has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. Writing call options also involves risks relating to these Portfolios' ability to close out options it has written.

     These Portfolios may invest up to 2% of its total assets in exchange-traded call and put options on securities and securities indices for the purpose of hedging against changes in the market value of its portfolio securities. These Portfolios will invest in call and put options whenever, in the opinion of the Adviser, a hedging transaction is consistent with the investment objectives of these Portfolios. These Portfolios may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the call or put which is sold. Purchasing a call or a put option involves the risk that these Portfolio may lose the premium it paid plus transaction costs.

"Zero-Coupon" and "Payment-in-Kind" Securities

     The Balanced Portfolio may invest in so-called "zero-coupon" and "payment-in-kind" securities. The Internal Revenue Code of 1986, as amended (the "Code"), requires that regulated investment companies distribute at least 90% of their net investment income each year, including tax-exempt and non-cash income. Accordingly, although a Portfolio will receive no coupon payments on zero coupon securities prior to their maturity and may receive additional securities in lieu of cash payments on payment-in-kind securities, a Portfolio is required, in order to maintain the desired tax treatment, to include in its distributions to shareholders in each year any income attributable to such securities that is in excess of 10% of a Portfolio's net investment income in that year.

Municipal Obligations

     When conditions warrant, the Bond, Balanced and Enhanced Reserves Portfolios may invest in obligations issued by or on behalf of state and local governmental issuers ("Municipal Obligations"), whether or not the income thereon is exempt from the Federal income tax. The purchase of Municipal Obligations may be advantageous when, as a result of prevailing economic, regulatory or other circumstances, the yield of such securities, on a pre-tax basis, is comparable to that of corporate or U.S. Government obligations. Dividends paid by this Portfolio that are derived from interest on Municipal Obligations would be taxable to the Portfolio's shareholders for Federal income tax purposes. See the Statement of Additional Information.

                            INVESTMENT RESTRICTIONS

     Each Portfolio may not invest more than 25% of its assets in any one industry, except the Money Market Portfolio may invest more than 25% of its assets in the domestic banking industry; and the U.S. Government Securities Portfolio will invest at least 80% of its net assets in securities backed or supported by the U.S. Government. In addition to the investment restrictions described above, each Portfolio's investment program is subject to further restrictions which are described in the Statement of Additional Information. The restrictions for each Portfolio described above are fundamental and may not be changed without shareholder approval.

                            MANAGEMENT OF THE FUND


     The Fund is an open-end, diversified investment company known as a mutual fund. The Board of Trustees supervises the business affairs and investments of the Fund, which is managed on a daily basis by each Portfolio's investment adviser. The Fund was organized as a Massachusetts business trust on December 4, 1995. The Fund commenced operations on March 1, 1996. The Fund is currently authorized to offer shares of beneficial interest in series and is currently offering shares of seven Portfolios. Two classes of shares are currently offered by each Portfolio.


The Advisers


     Phoenix Investment Counsel, Inc. ("PIC") is the investment adviser for each Portfolio other than the Enhanced Reserves Portfolio. PIC is located at 56 Prospect Street, Hartford, Connecticut 06115-0480. PIC was originally organized in 1932 as John P. Chase, Inc. In addition to these Portfolios, PIC also serves as investment adviser to other entities including Phoenix Series Fund, Phoenix Multi-Portfolio Fund (all portfolios other than the Real Estate Securities Portfolio), Phoenix Strategic Allocation Fund, Inc., Phoenix Strategic Equity Series Fund (all funds except Phoenix Equity Opportunities Fund) and The Phoenix Edge Series Fund (all series other than the Real Estate Securities Series and Aberdeen New Asia Series) and as subadviser to the Chubb America Fund, Inc., SunAmerica Series Trust, and JNL Trust, among other investment advisory clients. As of December 31, 1996, PIC had approximately $18.2 billion in assets under management.

     All of the outstanding stock of PIC is owned by Phoenix Equity Planning Corporation ("Equity Planning"), a subsidiary of Phoenix Duff & Phelps Corporation. Prior to November 1, 1995, PIC and Equity Planning were indirect, wholly-owned subsidiaries of Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") of Hartford, Connecticut. Phoenix Home Life is a majority shareholder of Phoenix Duff & Phelps Corporation. Phoenix Home Life is in the business of writing ordinary and group life and health insurance and annuities. Its principal offices are located at One American Row, Hartford, Connecticut 06115. Phoenix Duff & Phelps Corporation is a New York Stock Exchange traded company that provides various financial advisory services to institutional investors, corporations and individuals through operating subsidiaries.

     Duff & Phelps Investment Management Co. ("DPM") serves as the investment adviser to the Enhanced Reserves Portfolio. DPM is a subsidiary of Phoenix Duff & Phelps Corporation. DPM is located at 55 East Monroe Street, Suite 3800, Chicago, Illinois 60603. As of December 31, 1996, DPM had approximately $14 billion in assets under management on a discretionary basis. PIC and DPM are sometimes collectively referred to as the "Advisers."

     The Advisers continuously furnish an investment program for each applicable Portfolio and manage the investment and reinvestment of the assets subject at all times to the supervision of the Trustees. Under the terms of the Investment Advisory Agreements, each Adviser is entitled to a prescribed fee. For managing, or directing the investments of the following Portfolios, PIC is entitled a monthly fee at the following annual rates based upon the average aggregate daily net asset values of each such Portfolio up to $1 billion: (a) 0.60% of the average of the aggregate daily net asset values of the Growth Portfolio; (b) 0.55% of the average of the aggregate daily net asset values of the Balanced Portfolio; (c) 0.45% of the average of the aggregate daily net asset values of the Managed Bond Portfolio; (d) 0.25% of the average of the aggregate daily net asset values of the Money Market Portfolio; and, (e) 0.30% of the average of the aggregate daily net asset values of the U.S. Government Securities Portfolio. DPM is entitled to a monthly fee for managing, or directing the investments of the Enhanced Reserves Portfolio, at the annual rate of 0.24% of the average of the aggregate daily net asset values of such Portfolio up to

$1 billion. Advisory fees payable to PIC or DPM, as applicable, shall decrease by five basis points at such time as the average of the aggregate daily net asset value of such Portfolio exceeds $1 billion.


     The Investment Advisory Agreements provide that each Adviser will reimburse the Fund for the amount, if any, by which the total operating expenses of any applicable Portfolio (including each investment adviser's compensation, but excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) for any fiscal year exceed the level of expenses which such Portfolio is permitted to bear under the most restrictive expense limitation (which has not been waived) imposed on mutual funds by any State in which shares of the Portfolio are then qualified for sale. In addition, PIC has voluntarily agreed to assume Total Fund Operating Expenses of each Portfolio (other than the Enhanced Reserves Portfolio), excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 2001, to the extent that such expenses exceed the following percentages of average annual net asset values:


                                   Class X      Class Y
                                   Shares       Shares
                                  ----------   ---------
Balanced Portfolio    .........    0.65%        0.90%
Managed Bond Portfolio   ......    0.55%        0.80%
Growth Portfolio   ............    0.70%        0.95%
Money Market Portfolio   ......    0.35%        0.60%
U.S. Government Securities
 Portfolio   ..................    0.40%        0.65%




     DPM has voluntarily agreed to reimburse or waive Total Fund Operating Expenses of the Enhanced Reserves Portfolio, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 1997, to the extent that such expenses exceed 0.34% of the average annual net asset values of Class X Shares of the Enhanced Reserves Portfolio and .59% of the average annual net asset values of Class Y Shares of the Enhanced Reserves Portfolio.



The Portfolio Managers

Balanced Portfolio

     Mr. C. Edwin Riley, Jr. serves as portfolio manager of the Balanced Portfolio and as such is responsible for the day-to-day management of the Portfolio's holdings. Mr. Riley also is portfolio manager of the Balanced Series of the Phoenix Series Fund (since 1995) and of the Balanced Series of The Phoenix Edge Series Fund. Mr. Riley is Managing Director, Equities, of Phoenix Investment Counsel, Inc. and National Securities Research Corporation. From 1988 to 1995, Mr. Riley served as Senior Vice President and Director of Equity Management for Nationsbank Investment Management.


Managed Bond Portfolio

     Mr. James D. Wehr serves as portfolio manager of the Managed Bond Portfolio and as such is responsible for the day-

to-day management of the Portfolio's holdings. Mr. Wehr has served as portfolio manager of the Phoenix Home Life Separate Account P since 1990, Phoenix Tax-Exempt Bond Portfolio of the Phoenix Multi-Portfolio Fund since 1988; Phoenix California Tax Exempt Bond Fund since 1993 and has been a Managing Director of PIC since 1991.


Enhanced Reserves Portfolio

     Mr. Marvin E. Flewellen serves as portfolio manager of the Enhanced Reserves Portfolio and as such is responsible for the day-to-day management of the Portfolio's holdings. Mr. Flewellen has served as a Vice President and a Fixed Income Portfolio Manager with DPM since 1994. Mr. Flewellen was a Second Vice President and portfolio manager with Northern Trust Bank from 1985 until 1994.

Growth Portfolio


     Mr. Thomas Melvin serves as portfolio manager of the Growth Portfolio and as such is responsible for the day-to-day management of the Portfolio's holdings. Mr. Melvin served as portfolio manager of Common Stock, Phoenix Home Life Mutual Insurance Company from 1991 until 1995. He has been a Managing Director, Equities of PIC since 1992.


Money Market Portfolio


     Ms. Dorothy J. Skaret serves as portfolio manager of the Money Market Portfolio and as such is responsible for the day-to-day management of the Portfolio's holdings. Ms. Skaret has served as the portfolio manager of Phoenix Home Life Separate Account G from 1990 until 1995. Ms Skaret has also served as the portfolio manager of the Money Market Fund of The Phoenix Edge Series Fund and of the Money Market Series of Phoenix Series Fund from 1990 until the present, which also is advised by the Adviser. Ms. Skaret is also a Director, Public Fixed Income of National Securities & Research Corporation since 1993.


U.S. Government Securities Portfolio


     Mr. Christopher J. Kelleher serves as portfolio manager of the U.S. Government Securities Portfolio and as such is responsible for the day-to-day management of the Portfolio's holdings. Mr. Kelleher has served as the portfolio manager of Phoenix Home Life Separate Account U since 1991. Mr. Kelleher has been a Managing Director, Fixed Income, of PIC since 1991 and is also a Managing Director, Fixed Income, of National Securities & Research Corporation (since
1993), and Vice President of Phoenix Series Fund and The Phoenix Edge Series Fund (since 1989).


The Financial Agent


     Equity Planning serves as financial agent of the Fund and, as such, performs administrative, bookkeeping and pricing services and certain other administrative functions. As compensation, Equity Planning is entitled to a fee, payable monthly and based upon (a) the average of the aggregate daily net asset values of each Portfolio of the Fund, at the following incremental annual rates:


 First $100 million              .05%

 $100 million to $300 million    .04%

 $300 million to $500 million    .03%

 Greater than $500 million      .015%

     (b) a minimum fee based on the predominant type of assets of each Portfolio; and (c) an annual fee of $12,000 together with an additional $12,000 for any additional class of shares created in the future.

     For its services during the Fund's fiscal year ended December 31, 1996, Equity Planning received $98,788 or 0.03% of average net assets.


The Custodians and Transfer Agent

     The custodian of the assets of all Portfolios other than the Enhanced Reserves Portfolio is The Chase Manhattan Bank, N.A., 1 Chase Manhattan Plaza, Floor 3B, New York, New York 10081. The custodian for the assets of the Enhanced Reserves Portfolio is State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02101. The Fund has authorized the custodians to appoint one or more subcustodians for the assets of the Fund held outside the United States.


     Equity Planning serves as transfer agent for the Fund (the "Transfer Agent") for which it is paid $19.25 for each designated daily dividend shareholder account and $14.95 for each designated non-daily dividend shareholder account. The Transfer Agent is authorized to engage sub-agents to perform certain shareholder servicing functions from time to time for which such agents shall be paid a fee by the Transfer Agent.



Brokerage Commissions

     Although the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such Rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such Rules and to obtaining best prices and executions, effected through dealers (excluding Equity Planning) who sell shares of the Fund. The Advisers may also select affiliated broker-dealers to execute transactions for the Fund, provided that the commissions, fees or other remuneration paid to such affiliated brokers is reasonable and fair as compared to that paid to non-affiliated brokers for comparable transactions.


                               DISTRIBUTION PLAN


     Equity Planning serves as the national distributor of the Fund's shares. Equity Planning is registered as a broker-dealer in fifty states. The principal offices of Equity Planning are located at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200. Philip R. McLoughlin is a Trustee and President of the Fund and a director and officer of Equity Planning. Michael E. Haylon, a director of Equity Planning is an officer of the Fund. G. Jeffrey Bohne, Nancy G. Curtiss, William E. Keen, III, William R. Moyer, Leonard J. Saltiel, and Thomas N. Steenburg are officers of the Fund and officers of Equity Planning.


     Equity Planning and the Fund have entered into distribution agreements under which Equity Planning has agreed to use its best efforts to find purchasers for Fund shares. The Fund has granted Equity Planning the exclusive right to purchase from the Fund and resell, as principal, shares needed to fill unconditional orders for Fund shares. Equity Planning may sell Fund shares through its registered representatives or through securities dealers with whom it has sales agreements. Equity Planning may also sell Fund shares pursuant to sales agreements entered into with banks or bank affiliated securities brokers who, acting as agent for their customers, place orders for Fund shares with Equity Planning. Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting, distributing or selling securities (including mutual fund shares), banking regulators have not indicated that such institutions are prohibited from purchasing mutual fund shares upon the order and for the account of their customers. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of banks or bank affiliated securities brokers are not permitted under the Glass-Steagall Act, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with banks or bank affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of a Portfolio of the Fund. The sale of Fund shares through a bank or a securities broker affiliated with a bank is not expected to preclude the Fund from borrowing from such bank or from availing itself of custodial or transfer agency services offered by such bank.


     The Trustees have adopted a distribution plan on behalf of the Class Y Shares pursuant to Rule 12b-1 under the 1940 Act. The Class Y Share distribution plan (the "Plan") authorizes the payment to Equity Planning of amounts not exceeding 0.25% annually of the average of the daily net assets of Class Y Shares of each respective Portfolio for each year elapsed after the inception of the Plan. Although under no contractual obligation to do so, the Fund intends to make such payments to Equity Planning as commissions for Class Y Shares sold, to enable Equity Planning to (i) pay maintenance or other fees with respect to Class Y Shares (the "Service Fee"), and (ii) pay bank affiliated securities brokers maintenance or other fees relating to Class Y Shares purchased by their customers and remaining on the Fund's books during the period for which such fee is paid. The portion of the above fees paid by the Fund to Equity Planning as "Service Fees" shall not exceed 0.25% annually of Class Y Share average daily net assets. Payments, less the portion thereof paid by Equity Planning to others, may be used by Equity Planning for its expenses of distributing Class Y Shares. The Fund is not required to reimburse Equity Planning if expenses of distributing Class Y Shares exceed payments and any sales charges paid to Equity Planning.

     The Plan requires that at least quarterly the Trustees must review a written report with respect to the amounts expended under the Plan and the purposes for which such expenditures were made. While the Plan is in effect, the Fund will be required to commit the selection and nomination of candidates for Trustees who are not "interested persons" (as defined in the 1940 Act) to the discretion of other Trustees who are not interested persons.

                               HOW TO BUY SHARES


     The Fund currently issues two classes of shares for each Portfolio. Class X Shares are available to Plans (as hereafter defined) and institutional investors which initially purchase Class X Shares of the Fund whose net asset value exceeds $5 million. Class Y Shares are offered to Plans and institutional investors which initially purchase Class Y Shares of the Fund whose net asset value exceeds $1 million. "Plans" are defined as corporate, public, union and governmental pension plans. Completed applications for the purchase of shares should be mailed to Phoenix Duff & Phelps Institutional Mutual Funds c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.


     The minimum subsequent investment for each class is $100. Shares are sold at the net asset value per share (as described below) next computed after a completed application or purchase order is received by State Street Bank and Trust Company together with good and sufficient funds therefor (certified checks, federal funds wires, and automated clearing house transactions ("ACH")). Completed orders received on a business day prior to 4:00 p.m. E.S.T. will be processed based on that day's closing net asset value. Sales of shares may be made through broker-dealers, pension consultants or other qualified financial agents/institutions.

     The minimum initial investment amounts for the purchase of either class of Fund shares shall be waived with respect to purchases by: (i) Plans and institutional investors who have been invested in those separate investment accounts of Phoenix Home Life Mutual Insurance Company described above as of March 1, 1996; (ii) trust companies, bank trust departments, broker-dealers financial planners and investment advisers for funds over which such entity charges an account management fee and which are held in a fiduciary, agency, advisory, custodial or similar capacity; or (iii) Plans and institutional investors where the amounts invested represent the redemption proceeds from the reorganization or merger of other investment companies.

     No trail fees are payable to broker-dealers or others in connection with the purchase, sale or retention of Class X Shares. Equity Planning may pay broker-dealers and financial institutions exempt from registration pursuant to the Securities Exchange Act of 1934, as amended, and related regulations ("exempt financial institutions"), from its own profits and resources, a percentage of the net asset value of any shares sold as set forth below:

                               Payment to
     Purchase Amount           Broker-Dealer
     ---------------           ---------------
$0 to $5,000,000                  0.50%
$5,000,001 to $10,000,000         0.25%
$10,000,001 or more               0.10%


     If part of any investment is subsequently redeemed within one year of the investment date, the broker/dealer or exempt financial institution will refund to Equity Planning any such amounts paid with respect to the investment. Equity Planning will sponsor sales contests, training and educational meetings and provide to all qualifying agents, from its own profits and resources, additional compensation in the form of trips, merchandise or expense reimbursement. Broker-dealers or exempt financial institutions other than Equity Planning may also levy customary additional charges to shareholders for their services in effecting transactions, if they notify the Fund of their intention to do so.

     Equity Planning intends to pay broker-dealers and exempt financial institutions with whom it has a sales agreement a service fee of 0.25% of the average daily net asset value of Class Y Shares sold by such broker-dealers and exempt financial institutions, subject to future amendment or termination. Equity Planning will retain all or a portion of the continuing distribution fee assessed to Class Y shareholders to finance commissions and related marketing expenses.

Exchange Privileges

     Shareholders may exchange Class X or Class Y Shares held in book-entry form for shares of the same class of other Portfolios of the Fund provided the following conditions are met: (1) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's principal place of business; (2) the Acquired Shares are the same class as the shares to be surrendered (the "Exchanged Shares"); (3) the Acquired Shares will be registered to the same shareholder account as the Exchanged Shares; (4) the account value of the shares to be acquired must equal or exceed the minimum initial or subsequent investment amount, as applicable, after the exchange is implemented; and (5) the shareholder is qualified to acquire Fund shares in accordance with the limitations described in this Prospectus. The Fund reserves the right to refuse exchange purchases by any person or broker/dealer if, in the Fund's or Adviser's opinion, (a) the exchange would adversely affect the Fund's ability to invest according to its investment objectives and policies; (b) the Fund believes that a pattern of exchanges coincides with a "market timing" strategy; or (c) otherwise adversely affect the Fund and its shareholders. The Fund reserves the right to terminate or modify its exchange privileges at any time upon giving written notice to shareholders at least 60 days in advance. Shareholders are urged to review their constituent documents and relevant requirements in order to verify pertinent limitations imposed by retirement plan or group annuity contract exchange limits as well as restrictions imposed by governing law.

Telephone Exchange Privileges

     Unless a shareholder elects in writing not to participate in the Telephone Exchange Privilege, shares for which certificates have not been issued may be exchanged by calling 800-814-1897 provided that the exchange is made between accounts with identical registrations. Under the Telephone Exchange Privilege, telephone exchange orders may also be entered on behalf of the shareholder by his or her registered representative.


     The Fund and the Transfer Agent will employ reasonable procedures to confirm that telephone instructions are genuine. In addition to requiring identical registrations on both accounts, the Transfer Agent will require address verification and will record telephone instructions on tape. All exchanges will be confirmed in writing to the shareholder. To the extent that procedures reasonably designed to prevent unauthorized telephone exchanges are not followed, the Fund and/or the Transfer Agent may be liable for following telephone instructions for exchange transactions that prove to be fraudulent. Broker/dealers other than Equity Planning have agreed to bear the risk of any loss resulting from any unauthorized telephone exchange instruction from the firm or its registered representatives. However, the shareholder would bear the risk of loss resulting from instructions entered by an unauthorized third party that the Fund and/or the Transfer Agent reasonably believe to be genuine. The Telephone Exchange Privilege may be modified or terminated at any time on 60 days' notice to shareholders. In addition, during times of drastic economic or market changes, the Telephone Exchange Privilege may be difficult to exercise or may be suspended temporarily. The Telephone Exchange Privilege is available only in States where shares being acquired may be legally sold.


     If a shareholder elects not to use the Telephone Exchange Privilege or if the shares being exchanged are represented by a certificate or certificates, in order to exchange shares the shareholder must submit a written request to Phoenix Duff & Phelps Institutional Mutual Funds c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. If the shares are being exchanged between accounts that are not registered identically, the signature on such request must be guaranteed by an eligible guarantor institution as defined by the Transfer Agent in accordance with its signature guarantee procedures. Currently, such procedures generally permit guarantees by banks, broker dealers, credit union, national securities exchanges, registered securities associations, clearing agencies and savings associations. Any outstanding certificate or certificates for the tendered shares must be duly endorsed and submitted.



                                NET ASSET VALUE

     The net asset value per share of each Portfolio is determined as of the close of regular trading of the New York Stock Exchange (the "Exchange") on days when the Exchange is open for trading. The net asset value per share of a Portfolio is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities, and dividing by the total number of outstanding shares of the Portfolio. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Portfolio, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.


     The Portfolio's investments are valued at market value or, where market quotations are not available, at fair value as determined in good faith by the Trustees or their delegates. Foreign and domestic debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service approved by the Trustees when such prices are believed to reflect the fair value of such securities. Foreign and domestic equity securities are valued at the last sale price or, if there has been no sale that day, at the last bid price, generally. Since the Trust does not price securities on weekends or United States national holidays, the net asset value of a Portfolio's foreign assets may be significantly affected on days when the investor has no access to the Trust. Short-term investments having a remaining maturity of less than sixty-one days are valued at amortized cost, which the Trustees have determined approximates market value. For further information about security valuations, see the Statement of Additional Information.


                             HOW TO REDEEM SHARES

     Any holder of shares of any Portfolio may require the Fund to redeem its shares at any time at the net asset value per share next computed after receipt of a redemption request in proper written form by State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301, ATTN: Phoenix Duff & Phelps Institutional Mutual Funds. To be in proper form to redeem shares, (1) the signature(s) of duly authorized representative(s) of the shareholder must appear in the appropriate place upon the stock power; (2) the stock power or any related instruction transmittal must specify the name and account number of the shareholder exactly as registered; (3) the name of the Portfolio; and (4) and all such signatures must be guaranteed by an eligible guarantor institution as determined in accordance with the standards and procedures established by the Transfer Agent. Currently, such procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Signature(s) must also be guaranteed on any change of address request submitted in conjunction with any redemption request. Additional documentation may be required for redemptions by corporations, partnerships or other organizations, or if redemption is requested by anyone other than the shareholder(s) of record. Redemption requests will not be honored until all required documents in proper form have been received.


     In addition, each Portfolio maintains a continuous offer to repurchase its shares, and shareholders may normally sell their shares through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The redemption price in such case will be the price as of the close of the general trading session of the New York Stock Exchange on that day, provided the order is received by the dealer prior thereto, and is transmitted to the Distributor prior to the close of its business. No charge is made by the Fund on redemptions, but shares tendered through investment dealers may be subject to service charge by such dealers. Payment for shares redeemed will be made within three days after receipt of the duly endorsed share certificates (if issued) or written request; provided, however, that redemption proceeds will not be disbursed until each check used for purchase of shares has been cleared for payment by the investor's bank which may take up to 15 days after receipt of the check.

Telephone Redemption Privileges


     Unless a shareholder elects in writing not to participate in the Telephone Redemption Privilege, shareholders may redeem shares valued at up to $100,000 by calling (800) 814-1897. The Fund and the Transfer Agent will employ reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information will be verified, telephone redemption instructions will be recorded on tape, and all redemptions will be confirmed in writing to the shareholder. If there has been an address change within the past 60 days, a telephone redemption will not be authorized. To the extent that procedures reasonably designed to prevent unauthorized telephone redemptions are not followed, the Fund and/or the Transfer Agent may be liable for following telephone instructions for redemption transactions that prove to be fraudulent. Broker/dealers other than Equity Planning have agreed to bear the risk of any loss resulting from any unauthorized telephone redemption instruction from the firm or its registered representatives. However, the shareholder would bear the risk of loss resulting from instructions entered by an unauthorized person or third party that the Fund and/or the Transfer Agent reasonably believe to be genuine. The Telephone Redemption Privilege may be modified or terminated at any time without prior notice to shareholders. In addition, during times of drastic economic or market changes, the telephone redemption privilege may be difficult to exercise or may be suspended temporarily and a shareholder should submit a written redemption request, as described above.

     If the amount of the redemption is $500 or more, the proceeds will be wired to the shareholder's designated U.S. commercial bank account. If the amount of the redemption is less than $500, the proceeds will be sent by check to the address of record on the shareholder's account.

     Telephone redemption orders received and accepted by Equity Planning on any day when Equity Planning is open for business will be entered at the next determined net asset value. However, telephone redemption orders received and accepted by Equity Planning after the close of trading hours on the Exchange will be executed on the following business day. The proceeds of a telephone redemption will normally be sent on the first business day following receipt of the redemption request. However, with respect to the telephone redemption of shares purchased by check, such requests will only be effected after the Fund has assured itself that good payment has been collected for the purchase of shares, which may take up to 15 days.


Systematic Withdrawal Program

     The Systematic Withdrawal Program (the "Program") allows shareholders to periodically redeem a portion of their shares on predetermined monthly, quarterly, semi-annual or annual dates. In order to participate in the Program, shareholders must provide written notice to the Transfer Agent specifying (a) the frequency in which Program redemptions are to occur, (b) the routing in which proceeds are to be directed into the shareholder's account, and (c) the priority among Portfolios and classes of shares in which redemptions are to occur.

     Except as provided below, Program payments will be made on or about the 20th day of the month during the frequency period selected by the shareholder. Program payments may also be processed through Automated Clearing House (ACH) to the shareholder's account on or about the 10th, 15th or 25th day of each month. Participants may not redeem sums in any period in excess of the equivalent of 1% of aggregate Fund holdings (at the net asset value on the date of redemption) during each month. Program redemptions will only be effected after the Fund has assured itself that good payment has been received for the purchase of shares which are to be redeemed.

     Class X shareholders participating in the Program must at all times own shares of the Fund worth $100,000 or more in the aggregate as determined by the then current net asset value per share. Class Y shareholders participating in the Program must at all times own shares of the Fund worth $50,000 or more in the aggregate as determined by the then current net asset value per share. A shareholder's participation in the Program will also automatically terminate if redemptions are made outside the Program.

Checkwriting Privileges

     Shareholders owning shares of the Enhanced Reserves, Money Market and/or U.S. Government Securities Portfolios may elect to redeem shares through checkwriting privileges offered by Equity Planning. In order to exercise this privilege, qualified shareholders must (a) complete the appropriate application,
(b) submit the required signature card/ incumbency certificate containing guaranteed signatures of all authorized check signatories, and (c) designate the priority among Portfolios and classes of shares in which redemptions are to occur in order to cover the amount of each check. Applications are available by contacting Equity Planning at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200 or by calling (800) 814-1897.

     Checkwriting privileges are subject to rules and procedures adopted from time to time by Equity Planning. Checkwriting privileges may be amended or withdrawn upon ten days prior notice. Equity Planning reserves the right, in its sole and absolute discretion, to refuse to honor checks and/or terminate checkwriting privileges with respect to a shareholder in the event that (a) amounts drawn in any check are less than $500; (b) the shareholder at any time owns shares of the Fund worth $50,000 or less, as determined by the then current net asset value(s) per share; (c) the shareholder owns shares of the Fund worth less than the amount of any check, as determined on the date of presentment of such check to the Transfer Agent; or (d) honoring a check requires redemption of shares purchased with sums from the shareholder which have not been actually and properly received by the Fund (which may take at least fifteen days after receipt of the check). Presently, there is no charge to the shareholder for this privilege. Equity Planning reserves the right, however, to assess charges in connection with checks drawn against non-sufficient funds or for research expenses.

     When a check is presented to Equity Planning for payment, a sufficient number of full and fractional shares owned by the shareholder and identified as being available for such purposes will be redeemed to cover the amount of the check. The number of shares to be redeemed will be determined on the date the check is received by the Transfer Agent. Checks will be processed on days in which the New York Stock Exchange is open. If the net asset value(s) of the shares owned by the shareholder are insufficient to cover the amount of a check presented, or if good and sufficient funds required to purchase such shares have not been actually received by the Fund, Equity Planning shall return such check marked "Non-sufficient Funds" and no shares shall be redeemed. Canceled checks returned to shareholders shall be deemed to constitute confirmation of redemptions. Shareholders may not close an account by a withdrawal check.

Redemption-in-Kind

     To the extent consistent with state and federal law, the Fund may make payment of the redemption price either in cash or in kind. The Fund has elected to pay in cash all requests for redemption by any shareholder of record, but may limit such cash in respect to each shareholder during any 90 day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the 1940 Act and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when it sold the securities.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES


     Each Portfolio will be treated as a separate mutual fund for federal income tax purposes. Each Portfolio intends to elect to be taxed as a regulated investment company ("RIC") and qualify as such annually under Subchapter M of the Internal Revenue Code (the "Code"). As a RIC, each Portfolio will not be subject to federal income tax on its ordinary income and net realized gains distributed to its shareholders. Each Portfolio intends to distribute sufficient ordinary income and net realized capital gains, if any, annually to avoid the imposition of federal income tax or a non-deductible 4% excise tax.

     Many investors, including most tax qualified plan investors, may be eligible for preferential federal income tax treatment on distributions received from the Portfolio and dispositions of shares of the Portfolio. The Fund has not sought opinions of counsel or applied for a ruling from the Internal Revenue Service as to whether the assessment of higher distribution fees with respect to Class Y Shares may result in any dividends or distributions constituting "preferential dividends" under the Code. Complete assurances cannot be given when or whether the Fund will receive a favorable opinion or ruling or, the potential consequences associated with an adverse determination. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of the Fund should consult its tax advisor about the federal, state or local tax consequences particular to it, as should persons considering whether to have amounts held for their benefit in such trusts or other entities which intend to invest in shares of the Fund.

     Investors that do not receive preferential tax treatment are subject to federal income tax on distributions received with respect to their shares of the Fund. Distributions of the Fund's ordinary income and short-term capital gains are taxable to shareholders as ordinary income whether received in cash or shares of the Fund's. Designated long-term capital gains distributions are taxable as long-term capital gains whether distribution in cash or additional shares and regardless of how long the shareholder owned the shares of the Fund; however, a loss recognized on the sale of the shares of a Portfolio held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains distributions received on those shares. Certain designated dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders. Shareholders should consult with their tax advisor for additional information concerning the federal, state, local and foreign tax consequences of purchasing shares of the Portfolio.


     Dividends from net investment income, if any, of the Money Market Portfolio and Enhanced Reserves Portfolio will be declared daily and paid monthly. Dividends from net investment income for all other Portfolios will be accrued and paid semi-annually. Dividends from net realized capital gains, if any, will be declared and paid annually for all Portfolios. Dividends and distributions with respect to the shares of any class of any Portfolio will be payable in full and fractional shares of such class of Portfolio at the net asset value on the first business day after the record date, or, at the option of the shareholder, in cash. Any shareholder who purchases shares of a Portfolio prior to the close of business on the record date for a dividend or distribution will be entitled to receive such dividend or distribution.

     The foregoing is only a summary of some of the important tax considerations generally affecting the Portfolios and their shareholders. Shareholders should consult competent tax advisers regarding specific tax situations.

                            ADDITIONAL INFORMATION

Organization of the Fund

     The capitalization of the Fund consists solely of an unlimited number of shares of beneficial interest. The Fund currently offers shares in six different Portfolios, each offering two classes. Holders of shares of a Portfolio have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Portfolio (provided that Class Y Shares of a Portfolio bear higher distribution fees and pay correspondingly lower dividends per share than Class X Shares of the same Portfolio). Shareholders of all Portfolios vote on the election of Trustees. On matters affecting an individual Portfolio (such as approval of an investment advisory agreement or a change in fundamental investment policies), a separate vote of that Portfolio is required. On matters affecting an individual class (such as approval of matters relating to the Class Y distribution plan), a separate vote of that class is required. Shares of each Portfolio are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, conversion, preemptive rights or subscription rights.

     The assets received by the Fund for the issue or sale of shares of each Portfolio and all income, earnings, profits and proceeds thereof, are allocated to such Portfolio (and class if applicable) subject only to the rights of creditors, and constitute the underlying assets of such Portfolio (and class if applicable). The underlying assets of each Portfolio are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Portfolio and with a share of the general expenses of the Fund. Any general expenses of the Fund not readily identifiable as belonging to a particular Portfolio or class will be allocated by or under the direction of the Trustees as they determine fair and equitable.

     Unlike the stockholders of a corporation, there is a possibility that the shareholders of a Massachusetts business trust such as the Fund may be personally liable for debts or claims against the Fund. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, undertaking or obligation made or issued by the Fund shall contain a provision to that effect. The Declaration of Trust provides for indemnification out of the trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Fund itself would be unable to meet its obligations.


     Prior to March 1, 1996, the Balanced, Managed Bond, Growth, Money Market and U.S. Government Securities Portfolios existed as the Balanced Account (Separate Account L), Managed Bond Account (Separate Account P), Growth Stock Account (Separate Account S), Money Market Account (Separate Account G), and U.S. Government Account (Separate Account U), respectively; separate investment accounts of Phoenix Home Life, pursuant to the insurance laws of the State of New York and the laws of other States. Each separate account was maintained for the purpose of investing amounts allocated thereto by Phoenix Home Life under certain group annuity contracts issued by Phoenix Home Life in connection with pension or profit-sharing plans which meet the requirements of Section 401(a) of the Internal Revenue Code of 1986, as amended. The separate accounts were not investment companies pursuant to the 1940 Act. Accordingly, a risk factor associated with an investment in the Fund is that it has no operating history as a mutual fund prior to March 1, 1996.


     On October 16, 1995, the Board of Directors of Phoenix Home Life approved the conversion of each such separate account into a corresponding Portfolio of the Fund. As of March 1, 1996, the net assets of each separate account were transferred into the corresponding Portfolio of the Fund in exchange for shares of that Portfolio which were credited to each contractholder in accordance with the value of that contractholder's separate account units as of the close of business on such date. Each separate account was then terminated.


     On June 3, 1996 Phoenix Duff & Phelps Institutional Enhanced Reserves Portfolio, a portfolio of Phoenix Duff & Phelps Institutional Mutual Funds entered into an Agreement and Plan of Reorganization with Duff & Phelps Enhanced Reserves Fund, a series of Duff & Phelps Mutual Funds. The Board of Trustees of the Phoenix Duff & Phelps Institutional Mutual Funds determined that the Reorganization to combine the assets of the Enhanced Reserves Portfolio with those of the Enhanced Reserves Fund will achieve greater operating economies and increased portfolio diversification. At a Special Meeting of Shareholders of Duff & Phelps Enhanced Reserves Fund held July 19, 1996, the holders of shares of beneficial interest, approved the Agreement and Plan of Reorganization pursuant to which the Duff & Phelps Enhanced Reserves Fund transferred all of its net assets to the Phoenix Duff & Phelps Institutional Enhanced Reserves Portfolio in exchange for corresponding shares of beneficial interest, of the Phoenix Funds, which shares were then distributed to shareholders of the Duff & Phelps Enhanced Reserves Fund.


Additional Inquiries

     Inquiries and requests for the Statement of Additional Information, the Annual Report to Shareholders and the Semi-
Annual Report to Shareholders should be directed to Equity Planning at (800) 814-1897 or 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.

                                   APPENDIX

A-1 and P-1 Commercial Paper Ratings

     The Money Market Portfolio will only invest in commercial paper which at the date of investment is rated A-1 by Standard & Poor's Corporation or P-1 by Moody's Investors Service, Inc., or, if not rated, is issued or guaranteed by companies which at the date of investment have an outstanding debt issue rated AA by Standard & Poor's or Aa by Moody's.

     Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

     The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Moody's Investors Service, Inc., Corporate Bond Ratings

     Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they Comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard and Poor's Corporation's Corporate
Bond Ratings

     AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     BB-B-CCC-CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Fitch Investor Services, Inc.

     AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

     A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     C--Bonds are in imminent default in payment of interest or principal.

     DDD, DD, and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     Plus (+) Minus (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs however, are not used in the "DDD", "DD", or "D" categories.

     Duff & Phelps Credit Rating Co. Rating Scale--Duff & Phelps (not affiliated with the Fund or DPM) offers ratings for short-term and long-term debt, preferred stock, structured financings, and insurer's claims paying ability. D&P ratings are specific to credit quality, i.e., the likelihood of timely payment for principal, interest, and in the case of a preferred stock rating, preferred stock dividends. The insurance company claims paying ability ratings reflect an insurer's ability to meet its claims obligations.

Long-Term Ratings


AAA                Highest Quality
AA+, AA, AA-       High Quality
A+, A, A-          Good Quality
BBB+, BBB, BBB-    Satisfactory Quality
                    (investment grade)
BB+, B, B-         Non-Investment Grade
B+, B, B-          Non-Investment Grade
CCC                Speculative

                         BACKUP WITHHOLDING INFORMATION

Step 1. Please make sure that the social security number or taxpayer identification number (TIN) which appears on the Application complies with the following guidelines:


Account Type        Give Social Security Number or Tax Identification Number of:
---------------------------------------------------------------------------------------------------------
Individual                             Individual
---------------------------------------------------------------------------------------------------------
Joint (or Joint Tenant)                Owner who will be paying tax
---------------------------------------------------------------------------------------------------------
Uniform Gifts to Minors                Minor
---------------------------------------------------------------------------------------------------------
Legal Guardian                         Ward, Minor or Incompetent
---------------------------------------------------------------------------------------------------------
Sole Proprietor                        Owner of Business (also provide owner's name)
---------------------------------------------------------------------------------------------------------
Trust, Estate, Pension Plan Trust      Trust, Estate, Pension Plan Trust (not personal TIN of fiduciary)
---------------------------------------------------------------------------------------------------------
Corporation, Partnership,
Other Organization                     Corporation, Partnership, Other Organization
---------------------------------------------------------------------------------------------------------
Broker/Nominee                         Broker/Nominee
---------------------------------------------------------------------------------------------------------


Step 2. If you do not have a TIN, you must obtain Form SS-5 (Application for Social Security Number) or Form SS-4 (Application for Employer Identification Number) from your local Social Security or IRS office and apply for one. Write "Applied For" in the space on the application.


Step 3. If you are one of the entities listed below, you are exempt from backup withholding.

      [bullet] A corporation

      [bullet] Financial institution

      [bullet] Section 501(a) exempt organization (IRA, Corporate Retirement
               Plan, 403(b), Keogh)

      [bullet] United States or any agency or instrumentality thereof

      [bullet] A State, the District of Columbia, a possession of the United
               States, or any subdivision or instrumentality thereof

      [bullet] International organization or any agency or instrumentality thereof

      [bullet] Registered dealer in securities or commodities registered in the U.S. or a possession of the U.S.

      [bullet] Real estate investment trust

      [bullet] Common trust fund operated by a bank under section 584(a)

      [bullet] An exempt charitable remainder trust, or a non-exempt trust described in section 4947(a)(1)

      [bullet] Regulated Investment Company

If you are in doubt as to whether you are exempt, please contact the Internal
      Revenue Service.

Step 4. IRS Penalties--If you do not supply us with your TIN, you will be subject to an IRS $50 penalty unless your failure is due to reasonable cause and not willful neglect. If you fail to report interest, dividend or patronage dividend income on your federal income tax return, you will be treated as negligent and subject to an IRS 5% penalty tax on any resulting underpayment of tax unless there is clear and convincing evidence to the contrary. If you falsify information on this form or make any other false statement resulting in no backup withholding on an account which should be subject to a backup withholding, you may be subject to an IRS $500 penalty and certain criminal penalties including fines and imprisonment.

-----------

This Prospectus sets forth concisely the information about the Phoenix Duff & Phelps Institutional Mutual Funds (the "Fund") which you should know before investing. Please read it carefully and retain it for future reference.

The Fund has filed with the Securities and Exchange Commission a Statement of Additional Information, dated May 1, 1997. The Statement contains more detailed information about the Fund and is incorporated into this Prospectus by reference. You may obtain a free copy of the Statement by writing the Fund c/o Phoenix Equity Planning Corporation, 100 Bright Meadow, P.O. Box 2200, Enfield, Connecticut 06083-2200.

Financial information relating to the Fund is contained in the Annual Report to Shareholders for the year ended December 31, 1996 and is incorporated into the Statement of Additional Information by reference.




                              [logo] Printed on recycled paper using soybean ink

                      THIS PAGE INTENTIONALLY LEFT BLANK.

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

Phoenix Duff & Phelps Institutional Mutual Funds
PO Box 2200
Enfield CT 06083-2200

[LOGO] PHOENIX
       DUFF & PHELPS


PDP 039 (5/97)

PHOENIX
FUNDS

PROSPECTUS
MAY 1, 1997


Phoenix Duff & Phelps
Institutional Mutual Funds


-REAL ESTATE EQUITY SECURITIES PORTFOLIO


[LOGO] PHOENIX
       DUFF & PHELPS

                PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
                               101 Munson Street
                              Greenfield, MA 01301
                                 (800) 814-1897

                                   PROSPECTUS

                                  May 1, 1997




     Phoenix Duff & Phelps Institutional Mutual Funds (the "Fund") is an open-end management investment company whose shares are presently offered in seven separate portfolios. Each portfolio generally operates as a separate fund with its own investment objectives and policies designed to meet its specific investment goals. This Prospectus offers only the shares of the Phoenix Real Estate Equity Securities Portfolio.

     The Phoenix Real Estate Equity Securities Portfolio (the "Real Estate Portfolio") seeks as its investment objective capital appreciation and income with approximately equal emphasis. It intends under normal circumstances to invest primarily in marketable securities of publicly traded real estate investment trusts (REITS) and companies that invest in, operate, develop, and/or manage real estate located in the United States.


     This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. No dealer, salesperson or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, Adviser or Distributor. This Prospectus does not constitute an offer to sell or solicitation of an offer to buy any of the securities offered hereby in any state in which or to any person whom it is unlawful to make such offer. Investors should read and retain this Prospectus for future reference. Additional information about the Fund is contained in the Statement of Additional Information dated May 1, 1997 which has been filed with the Securities and Exchange Commission and is available at no charge by calling
(800) 814-1897 or by writing to Phoenix Equity Planning Corporation, 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200. The Statement of Additional Information is incorporated herein by reference.

     Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, credit union, or affiliated entity and are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation
(FDIC), he Federal Reserve Board or any other agency and involve investment risk, including possible loss of principal.


--------------------------------------------------------------------------------
LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                                 Page
                                                 ------
INTRODUCTION   ..........................................................    3
FUND EXPENSES  ..........................................................    4
PERFORMANCE INFORMATION    ..............................................    5
INVESTMENT OBJECTIVES AND POLICIES  .....................................    6
INVESTMENT TECHNIQUES AND RELATED RISKS   ...............................    7
INVESTMENT RESTRICTIONS    ..............................................   10
MANAGEMENT OF THE FUND  .................................................   10
DISTRIBUTION PLAN    ....................................................   11
HOW TO BUY SHARES    ....................................................   12
NET ASSET VALUE   .......................................................   13
HOW TO REDEEM SHARES    .................................................   13
DIVIDENDS, DISTRIBUTIONS AND TAXES  .....................................   14
ADDITIONAL INFORMATION  .................................................   15

                                 INTRODUCTION




     This Prospectus describes certain of the shares offered by and the operations of Phoenix Duff & Phelps Institutional Mutual Funds (the "Fund"). The Fund is an open-end management investment company established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 4, 1995. The Fund presently consists of seven separate portfolios. Each portfolio has a different investment objective and invests primarily in certain types of securities and is designed to meet different investment needs. This Prospectus pertains only to the Phoenix Real Estate Equity Securities Portfolio (the "Real Estate Portfolio" or "Portfolio").



     The investment adviser for the Real Estate Portfolio is Phoenix Realty Securities, Inc. (the "Adviser"). The Adviser is a wholly-

owned indirect subsidiary of Phoenix Home Life Mutual Insurance Company. For managing or directing the investments of the Real Estate Portfolio, the Adviser is entitled to a basic monthly fee equivalent to .50% of the aggregate daily net assets of such Real Estate Portfolio. In addition, this fee is subject to a performance adjustment to the extent that Portfolio annual performance differs from prescribed benchmarks.


The Distributor and Distribution Plan


     Phoenix Equity Planning Corporation ("Equity Planning" or "Distributor"), serves as national distributor of the Fund's shares. See "Distribution Plan" and the Statement of Additional Information. Equity Planning also acts as the Fund's financial agent and transfer agent. See "The Financial Agent and Administrator" and "The Custodian and Transfer Agent."

     The Fund has adopted a distribution plan for Class Y Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The distribution plan adopted for Class Y Shares provides that the Fund shall reimburse the Distributor up to a maximum annual rate of 0.25% of the Fund's average daily Class Y Share net assets for distribution expenses incurred in connection with the sale and promotion of Class Y Shares for furnishing shareholder services. See "Distribution Plan."


Purchase of Shares

     The Real Estate Portfolio is currently authorized to offer two classes of shares on a continuous basis. Class X Shares and Class Y Shares are both available to Plans (as hereafter defined) and institutional investors which initially purchase shares whose net asset value equals or exceeds $250,000. The minimum subsequent investment for each class is $100. "Plans" are defined as corporate, public, union and governmental pension plans. Shares of each class represent an identical interest in the investment portfolio of the Real Estate Portfolio, and generally have the same rights except that Class Y Shares bear the cost of higher distribution fees which cause the Class Y Shares to have a higher expense ratio and to receive lower dividends than Class X Shares. See "How To Buy Shares."

Redemption of Shares

     Shares may be redeemed at any time at the net asset value per share next computed after receipt of a redemption request by the Transfer Agent. See "How to Redeem Shares."

Risk Factors

     There can be no assurance that the Real Estate Portfolio will achieve its investment objective. Although the Real Estate Portfolio does not invest directly in real property, it does invest primarily in securities concentrated in and directly related to the real estate industry and may therefore be subject to certain risks associated with the ownership of real estate and with the real estate industry in general. The Real Estate Portfolio is non-diversified, and therefore its value is potentially more susceptible to adverse developments affecting the real estate industry. The risk factors relevant to investment in the Real Estate Portfolio should be reviewed and are set forth in the "Investment Objectives and Policies" and "Investment Techniques and Related Risks" sections of this Prospectus and Statement of Additional Information.

                                 FUND EXPENSES

     The following table illustrates all pro-forma expenses and fees that a shareholder is expected to incur.


                                                                                            Real Estate Portfolio
                                                                                 --------------------------------------------
                                                                                 Class X Shares           Class Y Shares
-----------------------------------------------------------------------------------------------------------------------------
                                                                                  [Pro-forma]              [Pro-forma]
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases (as a percentage of offering price)         None                     None
 Maximum Sales Load Imposed on Reinvested Dividends                                  None                     None
 Deferred Sales Load                                                                 None                     None
 Redemption Fees                                                                     None                     None
 Exchange Fee                                                                        None                     None
Annual Fund Operating Expenses (as a percentage of average net assets)
 Management Fees                                                                     0.50%                    0.50%
 12b-1 Fees                                                                          None                     0.25%
 Other Operating Expenses (After Reimbursement)                                      0.40%(a)                 0.40%(a)
                                                                                     ----                     ----
 Total Fund Operating Expenses                                                       0.90%                    1.15%
                                                                                     ====                     ====



-----------


     (a) Phoenix Realty Securities, Inc. has voluntarily agreed to reimburse or waive Other Operating Expenses of Class X and Y Shares of the Real Estate Portfolio, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until December 31, 1997 to the extent that such expenses exceed .40% of the average annual net asset values. Other Operating Expenses for the Real Estate Portfolio are estimated to be .88% and .88%, respectively, absent such reimbursement or waiver, and Total Operating Expenses are estimated to be 1.38% and 1.63% for Class X and Y Shares, respectively, absent such reimbursement or waiver.



                                                          Cumulative Expenses
                                                          Paid for the Period
Example*                                                  1 year      3 years
--------                                                 ---------   ---------
An investor would pay the following expenses on
 (1) 5% annual return and (2) redemption at the
 Real Estate Portfolio
  Class X Shares                                             9          29
  Class Y Shares                                            12          37


*The purpose of the table above is to help the investor understand the various costs and expenses that the investor will bear directly or indirectly. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For additional information regarding various costs and expenses, see "Management of the Fund," and "How to Buy Shares."

                            PERFORMANCE INFORMATION

     The Fund may, from time to time, include the performance history of the Real Estate Portfolio (and each Class thereof) in advertisements, sales literature or reports to current or prospective shareholders. Both yield and total return figures are computed separately for Class X and Class Y Shares in accordance with formulas specified by the Securities and Exchange Commission.

     Standardized quotations of average annual total return for each class of shares will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in either Class X or Class Y Shares over a period of 1, 5, and 10 years (or up to the life of the class of shares). Standardized total return quotations reflect the deduction of a proportional share of each Class's expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid. It is expected that the performance of Class X Shares shall be better than that of Class Y Shares as a result of lower distribution fees and certain incrementally lower expenses paid by Class X Shares. The Fund may also quote supplementally a rate of total return over different periods of time by means of aggregate, average, and year-by-year or other types of total return figures.

     Yield will be computed by dividing the Portfolio's net investment income over a 30-day period by an average value of invested assets (using the average number of shares entitled to receive dividends and the maximum offering price per share at the end of the period), all in accordance with applicable regulatory requirements. Such amount will be compounded for six months and then annualized for a twelve-month period to derive the Portfolio's yield for each class.

     The Portfolio may from time to time include in advertisements information containing total return and the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and rating services such as Morningstar, Inc. Additionally, the Portfolio or a Class of the Portfolio may compare its performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week and Investor's Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, Pensions & Investments, Institutional Investor, REIT Watch, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard and Poors The Outlook, and Personal Investor. The Portfolio may, from time to time, illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of the Portfolio against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Stock Index (the "S&P 500"), Consumer Price Index, Shearson Lehman Corporate Index and Shearson Lehman T-Bond Index. The S&P 500 is a commonly quoted market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

     Advertisements, sales literature and other communications may contain information about the Fund or Adviser's current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Fund may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Fund may compare the Portfolio's equity or bond return figure to well-known indices of market performance including but not limited to the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, and Salomon Brothers Corporate and Government Bond Indices, Russell 2000, Shearson Lehman Bond Index, Wilshire Real Estate Securities Index, NAREIT Equity Total Return Index, NAREIT Combined Index, and NCREIF Property Index.

     The NCREIF Property Index is produced by the National Council of Real Estate Investment Fiduciaries (NCREIF) and measures the historical performance of income-producing properties owned by commingled funds on behalf of qualified pension and profit-sharing trusts, or owned directly by these trusts and managed on a separate account basis. Properties in the NCREIF Property Index are unleveraged and the figures represent gross returns before advisory fees. The NAREIT Combined Index and NAREIT Equity Total Return Index are published by the National Association of Real Estate Investment Trusts (NAREIT). The NAREIT Combined Index is comprised of all publicly-traded equity, mortgage or hybrid REITs. The NAREIT Equity Total Return Index is comprised of all publicly-traded Equity REITs. The Wilshire Securities Index measures the investment characteristics of publicly traded real estate securities such as REITs, real estate operating companies and partnerships.

     Performance information for the Portfolio (and each Class thereof) reflects only the performance of a hypothetical investment in a Class X Shares or Class Y Shares of the Portfolio during the particular time period in which the calculations are based. Performance information is not an indication of future performance. Performance information should be considered in light of the Portfolio's investment objectives and policies, characteristics and qualities of the Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine total return, see the Statement of Additional Information.


     The Fund's Annual Report, available upon request and without charge, shall contain a discussion of the performance of the Portfolio and a comparison of that performance to a securities market index.

                             INVESTMENT OBJECTIVES
                                 AND POLICIES

     The Real Estate Portfolio seeks as its investment objective capital appreciation and income with approximately equal emphasis. It intends under normal circumstances to invest primarily in marketable securities of publicly traded real estate investment trusts (REITs) and stocks of companies that are principally engaged in the real estate industry. Under normal circumstances, the Real Estate Portfolio intends to invest at least 75% of the value of its assets in these securities. The Portfolio has adopted a policy to concentrate its investments in the real estate industry.

     The investment objective of the Real Estate Portfolio is a fundamental policy which may not be changed without the approval of a vote of a majority of the outstanding shares of the Real Estate Portfolio. Risks are inherent in the ownership of any security and there can be no assurance that the Real Estate Portfolio will achieve its investment objective. The investment policies of the Real Estate Portfolio will also affect the rate of portfolio turnover. A high rate of portfolio turnover generally involves correspondingly greater brokerage commissions or transaction costs, which are paid directly by the Fund. The portfolio turnover rate for the Real Estate Portfolio is not anticipated to exceed 75%.

     Policies and limitations are considered at the time of purchase and the sale of instruments is not required in the event of a change in circumstances.

     REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive some income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity REITs and Mortgage REITs. The Real Estate Portfolio intends to emphasize investment in equity REITs.

     In determining whether an issuer is "principally engaged" in the real estate industry, Adviser seeks companies which derive at least 50% of their gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate. The equity securities of real estate companies considered for purchase by the Real Estate Portfolio will consist of shares of beneficial interest, marketable common stock, rights or warrants to purchase common stock, and securities with common stock characteristics such as preferred stock and debt securities convertible into common stock.

     The Real Estate Portfolio may also invest up to 25% of its total assets in
(a) marketable debt securities of companies principally engaged in the real estate industry, (b) mortgage-backed securities such as mortgage pass-through certificates, real estate mortgage investment conduit ("REMIC") certificates and collateralized mortgage obligations ("CMOs") (see "Investment Techniques and Related Risks"); or (c) short-term investments.

     The Real Estate Portfolio may invest in debt securities only if, at the date of investment, they are rated within the four highest grades as determined by Moody's Investors Services, Inc. (Aaa, Aa, A or Baa) or by Standard & Poor's Corporation (AAA, AA, A or BBB) or, if not rated or rated under a different system, are judged by Adviser to be of equivalent quality to debt securities so rated. Securities rated Baa or BBB are medium grade investment obligations that may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments in the case of such obligations than is the case for higher grade securities. The Real Estate Portfolio may, but is not obligated to, dispose of debt securities whose credit quality falls below investment grade. Unrated debt securities may be less liquid than comparable rated debt securities and may involve somewhat greater risk than rated debt securities.

     For temporary defensive purposes (as when market conditions in real estate securities are extremely adverse such that Adviser believes there are extraordinary risks associated with investment therein), the Real Estate Portfolio may invest up to 100% of its total assets in short-term investments such as money market instruments consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; repurchase agreements; certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year; high-grade commercial paper rated, at time of purchase, in the top two categories by a national rating agency or determined to be of comparable quality by Adviser at the time of purchase.

Risk Considerations

     The Real Estate Portfolio is non-diversified under the federal securities laws. As a non-diversified portfolio, there is no restriction under the 1940 Act on the percentage of assets that may be invested at any time in the securities of any one issuer. To the extent that the Real Estate Portfolio is not fully diversified, it may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if it were more broadly diversified. In addition, investments by the Real Estate Portfolio in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

     Although the Real Estate Portfolio does not invest directly in real estate, it does invest primarily in real estate securities and accordingly concentrates its investment in the real estate industry. Accordingly, the value of shares of the Real Estate Portfolio will fluctuate in response to changes in economic conditions within the real estate industry. Risks associated with the direct ownership of real estate and with the real estate industry in general include, among other things, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; over-building; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from flood, earthquakes or other natural disasters; limitations on and variations in rents; dependency on property management skill; the appeal of properties to tenants; and, changes in interest rates. The Real Estate Portfolio may also invest in mortgage-backed securities as described above. The risks associated with such securities are described in the section "Mortgage-Related Securities."

     Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects. As the Real Estate Portfolio may invest in new or unseasoned REIT issuers, it may be difficult or impossible for Adviser to necessarily ascertain the value of each of such REIT's underlying assets, management capabilities and growth prospects. In addition, REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax or distributed income under the Internal Revenue Code of 1986, as amended (the "Code") and failing to maintain their exemptions from the 1940 Act. REITs whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry. The Real Estate Portfolio will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Real Estate Portfolio itself.

     REITs (especially mortgage REITs) are subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations usually rises. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

     In addition, investing in REITs involves risk similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be more subject to abrupt or erratic price movements than larger capitalization stocks included in the S&P 500 Index.

     The Portfolio commenced operations on May 1, 1997 based upon an initial capitalization of $5 million provided by Phoenix Home Life. The ability of the Portfolio to raise additional capital for investment purposes may directly affect the spectrum of portfolio holdings and performance.

                    INVESTMENT TECHNIQUES AND RELATED RISKS


     In addition to the investment policies described above, the Real Estate Portfolio may utilize the following investment practices or techniques:

"When issued" and "delayed delivery" Securities

     The Real Estate Portfolio may purchase and sell securities on a "when issued" and "delayed delivery" basis. The Real Estate Portfolio accrues no income on such securities until the Real Estate Portfolio actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the securities at delivery may be more or less than their purchase price. The yields generally available on comparable securities when delivery occurs may be higher than yields on the securities obtained pursuant to such transactions. Because the Real Estate Portfolio relies on the buyer or seller to consummate the transaction, failure by the other party to complete the transaction may result in the Portfolio missing the opportunity of obtaining a price or yield considered to be advantageous. The Real Estate Portfolio will engage in "when issued" and "delayed delivery" transactions for the purpose of acquiring securities consistent with the Portfolio's investment objective and policies and not for the purpose of investment leverage.

Securities Lending


     The Real Estate Portfolio may lend its securities to brokers, dealers and financial institutions provided that the market value of the securities subject to any such loans does not exceed 33% of the value of the total assets (taken at market value) of the Portfolio; and receive, as collateral, cash or cash equivalents which at all times while the loan is outstanding, will be maintained in amounts equal to at least 102% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities. All fees or charges earned from securities lending will inure to the benefit of the Real Estate Portfolio. The Real Estate Portfolio will have the right to regain record ownership of loaned securities within six business days and to exercise beneficial rights such as voting rights and subscription rights. While a securities loan is outstanding, the Real Estate Portfolio will receive amounts equal to any interest or other distributions with respect to the loaned securities. Any agreement to lend securities shall provide that borrowers are obligated to return the identical securities or their equivalent at termination of the loan and, that the Real Estate Portfolio shall have the right to retain any collateral or use the same to purchase equivalent securities should the borrower fail to return securities as required. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities and possibly the loss of the collateral if the borrower fails financially. See the Statement of Additional Information.

Illiquid Securities


     The Real Estate Portfolio may invest up to 15% of its net assets, taken at market values at the time of investment, in "illiquid securities". For this purpose, illiquid securities include any securities for which market quotations are not readily available, or other securities which legally or in the Adviser's or Trustees' opinion may be deemed illiquid. Such investments may include repurchase agreements with deemed maturities in excess of seven days, certain private placements and certain Rule 144A Securities (as discussed below). Among other risks unique to certain illiquid securities (as described elsewhere in this Prospectus and Statement of Additional Information), illiquid securities may be thinly or not actively traded, and as a result, the Real Estate Portfolio may experience difficulties in valuing or disposing of these securities. Pursuant to procedures adopted by the Trustees, restricted securities, including Rule 144A Securities, can be presumptively deemed to be liquid if the portfolio manager can regularly obtain two consistent broker quotes for the security.


Short-Term Instruments


     Short term investments will be in high grade short term securities such as commercial paper, drafts, notes payable upon demand or having maturities varying from one day to 397 days, municipal notes, Bankers' Acceptances, Certificates of Deposit or any other form of short term security but may also include cash should such a holding appear to be consistent with the goal of maximizing earnings. It is intended that commercial paper held by the Real Estate Portfolio will be rated A-1 by Standard & Poor's Corporation or P-1 by Moody's Investors Service, Inc. or, if unrated, be issued by companies with an outstanding debt issue currently rated at least AA by Standard & Poor's Corporation or Aa by Moody's Investors Service, Inc. Certificates of Deposits must be issued by banks which have capital, surplus and undivided profits of at least $500 million.


Mortgage-Related Securities

     The Real Estate Portfolio may invest in securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property ("Mortgage-Related Securities"). These instruments are referred to as "derivatives" as their value is derived from the value of the underlying security or securities. The Mortgage-Related Securities in which the Real Estate Portfolio may invest include those with fixed, floating and variable interest rates and those with interest rates that change based on multiples of changes in interest rates. Although certain Mortgage-Related Securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Real Estate Portfolio purchases a Mortgage-Related Security at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of certain Mortgage-Related Securities are inversely affected by changes in interest rates, while other securities which the Real Estate Portfolio may purchase may be structured so that their interest rates will fluctuate inversely (and thus their price will increase as interest rates rise and decrease as interest rates fall) in response to changes in interest rates. Though the value of a Mortgage-Related Security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to prepay. For this and other reasons, a Mortgage-Related Security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return. In addition, regular payments received in respect of Mortgage-
Related Securities include both interest and principal. If the underlying mortgage securities experience greater than anticipated prepayments of principal, the Real Estate Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. No assurance can be given as to the return the Portfolio will receive when these amounts are reinvested.

     The Real Estate Portfolio may also invest up to 25% of its total assets in mortgage-backed securities such as mortgage pass-through certificates, real estate mortgage investment conduit ("REMIC") certificates and collateralized mortgage obligations ("CMOs"). CMOs are derivative securities or "derivatives" and are hybrid instruments with characteristics of both mortgage-backed and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National Mortgage Association (GNMA) or the Federal National Mortgage Association. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. REMICs are similar to CMOs and are fixed pools of mortgages with multiple classes of interests held by investors.

     The Real Estate Portfolio may also invest in pass-through securities that are derived from mortgages. A pass-through security is formed when mortgages are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgages is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee).



     The Real Estate Portfolio may purchase pass-through securities at a premium or at a discount. The values of pass- through securities in which the Real Estate Portfolio may invest will fluctuate with changes in interest rates. The value of such securities varies inversely with interest rates, except that when interest rates decline, the value of pass-through securities may not increase as much as other debt securities because of the prepayment feature. Changes in the value of such securities will not affect interest income from those obligations but will be reflected in the Real Estate Portfolio's net asset value.


     A particular risk associated with pass-through securities involves the volatility of prices in response to changes in interest rates, or prepayment risk. Prepayment rates are important because of their effect on the yield and price of securities. Prepayments occur when the holder of an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Although the pattern of prepayments is estimated and reflected in the price paid for pass-through securities at the time of purchase, the actual prepayment behavior of mortgages cannot be known at that time. Therefore, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through securities. Prepayments that occur faster than estimated adversely affect yields for pass-throughs purchased at a premium (that is, a price in excess of principal amount) and may cause a loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount. Furthermore, the proceeds from prepayments usually are reinvested at current market rates, which may be higher than, but are usually lower than, the rates earned on the original pass- through securities. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities or decline in value from declining interest rates because of risk of prepayment.

     The Real Estate Portfolio may also invest in securities issued by corporate and other special purpose entities in which the source of income payments on the securities is a dedicated pool of assets ("Asset-Backed Securities"). The securitization techniques used for Asset-Backed Securities are similar to those used for Mortgage-Related Securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital and other account receivables.

Financial Futures and Related Options

     The Real Estate Portfolio may enter into financial futures contracts and related options. These instruments are referred to as "derivatives" as their value is derived from the value of the underlying security or securities. The Real Estate Portfolio may purchase and sell financial futures contracts which are traded on a recognized exchange or board of trade and may purchase exchange- or board-traded put and call options on financial futures contracts as a hedge against anticipated changes in the market value of its portfolio securities or securities which it intends to purchase.


     The Real Estate Portfolio will engage in transactions in financial futures contracts and related options only for hedging purposes and not for speculation. In addition, the Real Estate Portfolio will not purchase or sell any financial futures contract or related option if, immediately thereafter, the sum of the margin deposits initially committed with respect to the Portfolio's existing futures and related options positions and the premiums paid for related options would exceed 5% of the market value of the Portfolio's total assets. At the time of purchase of a futures contract or a call option on a futures contract, any asset, including equity securities and non- investment grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the market value of the futures contract minus the Real Estate Portfolio's initial margin deposit with respect thereto will be deposited in a segregated account with the Portfolio to collateralize fully the position and thereby ensure that it is not leveraged.


     Engaging in transactions in financial futures contracts involves certain risks, such as the possibility of an imperfect correlation between futures market prices and cash market prices and the possibility that the Adviser could be incorrect in its expectations as to the direction or extent of various interest rate movements, in which case the Real Estate Portfolio's return might have been greater had hedging not taken place. There is also the risk that a liquid secondary market may not exist. The risk in purchasing an option on a financial futures contract is that the Real Estate Portfolio will lose the premium it paid. There may also be circumstances when the purchase of an option on a financial futures contract would result in a loss to the Real Estate Portfolio while the purchase or sale of the contract would not have resulted in a loss. Futures and options may fail as hedging techniques in cases where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge. Financial losses relating to futures and options are potentially unlimited.


Repurchase Agreements

     The Real Estate Portfolio may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. The Real Estate Portfolio will enter into such repurchase agreements only with financial institutions that are deemed to be creditworthy by the Adviser. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller. Although the securities subject to repurchase agreements may bear maturities exceeding thirteen months, the Real Estate Portfolio does not presently intend to enter into repurchase agreements with deemed maturities in excess of seven days. If in the future the Real Estate Portfolio were to enter into repurchase agreements with deemed maturities in excess of seven days, the Portfolio would do so only if such investment, together with other illiquid securities, did not exceed 15% of the value of the Portfolio's net assets. Default or bankruptcy of the seller would, however, expose the Real Estate Portfolio to possible delay in connection with the disposition of the underlying securities or loss to the extend that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

Private Placements and Rule 144A Securities


     The Real Estate Portfolio may purchase securities which have been privately issued or are issued by newly established emerging entities and are subject to legal restrictions on resale or which are issued to qualified institutional investors under special rules adopted by the Securities and Exchange Commission ("SEC"). Such securities may offer higher yields than comparable publicly traded securities. Such securities ordinarily can be sold by the Portfolio in secondary market transactions to certain qualified investors pursuant to rules established by the SEC, in privately negotiated transactions to a limited number of purchasers or in a public offering made pursuant to an effective registration statement under the Securities Act of 1933 as amended (the "1933 Act"). Public sales of such securities by the Portfolio may involve significant delays and expense. Private sales often require negotiation with one or more purchasers and may produce less favorable prices than the sale of similar unrestricted securities. Public sales generally involve the time and expense of the preparation and processing of a registration statement under the 1933 Act (and the possible decline in value of the securities during such period) and may involve the payment of underwriting commissions. In some instances, the Portfolio may have to bear certain costs of registration in order to sell such shares publicly. Pursuant to procedures adopted by the Trustees, restricted securities, including Rule 144A Securities, can be presumptively deemed to be liquid if the portfolio manager can regularly obtain two consistent broker quotes for the security.


                            INVESTMENT RESTRICTIONS

     The Real Estate Portfolio has adopted fundamental policies, which may not be changed without the requisite shareholder vote, with regard to the issuance of senior securities, short sales, the borrowing of money, the underwriting of securities of other issuers, concentration of investments in particular industries (other than real estate), the purchase and sale of real estate, commodities and futures contracts, and the making of loans. These restrictions are more particularly described in the Statement of Additional Information.

                            MANAGEMENT OF THE FUND

     The Fund is a mutual fund, known as an open-end, investment company. The Board of Trustees supervises the business affairs and investments of the Fund, which is managed on a daily basis by each portfolio's investment adviser. The Fund was organized as a Massachusetts business trust on December 4, 1995. The Fund commenced operations on March 1, 1996. The Fund is currently authorized to offer shares of beneficial interest in series and is currently offering shares of seven portfolios. Two classes of shares are currently offered by each portfolio.

The Adviser


     The investment adviser to the Real Estate Portfolio is Phoenix Realty Securities, Inc., which is located at 38 Prospect Street, Hartford, Connecticut 06115. The Adviser was formed in 1994 as an indirect wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life"). As of December 31, 1996, the Adviser had approximately $1.4 billion in assets under management. Phoenix Home Life is a mutual insurance company engaged in the insurance and investment businesses. Phoenix Home Life's principal place of business is located at One American Row, Hartford, Connecticut.


     The Adviser continuously furnishes an investment program for the Real Estate Portfolio and manages the investment and reinvestment of the assets subject at all times to the supervision of the Trustees. The Adviser is responsible for monitoring the services provided to the Portfolio. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to a prescribed fee.


     For managing, or directing the management, of the investments of the Real Estate Portfolio, the Adviser is entitled to a basic monthly fee at the annual rate of .50% of the average daily net asset value of the Portfolio. Such basic monthly fee is subject to a performance adjustment based on the Portfolio's annual performance as compared to certain prescribed benchmarks. The basic monthly fee will therefore increase or decrease by .005% for every .10% after the first .50% in which Portfolio performance on a rolling twelve month basis is higher or lower than that of the NAREIT Equity Total Return Index. In no event will the increase or decrease in any one 12-month period exceed .10%. The adjustment shall be computed and paid monthly. The Adviser is not eligible for the performance adjustment until the 13th month after inception of the Portfolio.


The Portfolio Managers


     Barbara Rubin and Michael Schatt are responsible for managing the assets of the Real Estate Portfolio. Ms. Rubin, President of the Adviser and is also Vice President and Co-Portfolio Manager for the Real Estate Securities Series of The Phoenix Edge Series Fund and the Real Estate Securities Portfolio of Phoenix Multi-Portfolio Fund. She has over 21 years real estate experience and has been associated with Phoenix Home Life for the past 15 years. Michael Schatt is a Vice President of the Adviser and a Managing Director of Duff & Phelps Investment Management Co., an affiliate of the

Adviser. He has served as Portfolio Manager for Duff & Phelps Utility Income Fund since 1994, responsible for managing the real estate investment securities of the fund. Previously he served as a Director of the Real Estate Advisory Practice for Coopers & Lybrand, LLC and has over 16 years experience in the real estate industry.

The Financial Agent and Administrator


     Equity Planning serves as financial agent of the Fund and, as such, provides bookkeeping and pricing services and certain other ministerial functions. As compensation, Equity Planning is entitled to a fee, payable monthly and based upon (a) the average of the aggregate daily net asset values of the Portfolio, at the following incremental annual rates:



 First $100 million                .05%
 $100 million to $300 million      .04%
 $300 million to $500 million      .03%
 Greater than $500 million         .015%




     (b) a minimum fee of $70,000; and (c) an annual fee of $12,000 together with an additional $12,000 for any additional class of shares created in the future.


     Duff & Phelps Investment Management Co. ("DPM") serves as administrator for the Portfolio, and as such, facilitates and provides administrative services for the Portfolio. DPM is a subsidiary of Phoenix Duff & Phelps Corporation, which is an indirect less than wholly-owned subsidiary of Phoenix Home Life. As compensation, under an Administration Agreement, DPM receives a fee, computed daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Fund.

The Custodian and Transfer Agent

     The custodian of the assets of the Real Estate Portfolio is State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02101.

     Equity Planning serves as transfer agent for the Fund (the "Transfer Agent") for which it is paid $14.95 plus certain out-of-pocket expenses for each designated shareholder account. The Transfer Agent is authorized to engage sub-agents to perform certain shareholder servicing functions from time to time for which such agents shall be paid a fee by the Transfer Agent.

Brokerage Commissions


     Although the Conduct Rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such Rules, past sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such Rules and to obtaining best prices and executions, effected through dealers (excluding Equity Planning) who sell shares of the Fund.


                               DISTRIBUTION PLAN


     Equity Planning serves as the national distributor of the Fund's shares. Equity Planning is registered as a broker-dealer in fifty states. The principal offices of Equity Planning are located at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200. Philip R. McLoughlin is a Trustee and President of the Fund and a director and officer of Equity Planning. Michael E. Haylon, a director of Equity Planning, is an officer of the Fund. G. Jeffrey Bohne, Nancy G. Curtiss, William E. Keen, III, William R. Moyer, Leonard J. Saltiel, and Thomas N. Steenburg are officers of the Fund and officers of Equity Planning.


     Equity Planning and the Fund have entered into distribution agreements under which Equity Planning has agreed to use its best efforts to find purchasers for Fund shares. The Fund has granted Equity Planning the exclusive right to purchase from the Fund and resell, as principal, shares needed to fill unconditional orders for Fund shares. Equity Planning may sell Fund shares through its registered representatives or through securities dealers with whom it has sales agreements. Equity Planning may also sell Fund shares pursuant to sales agreements entered into with banks or bank affiliated securities brokers who, acting as agent for their customers, place orders for Fund shares with Equity Planning. Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting, distributing or selling securities (including mutual fund shares), banking regulators have not indicated that such institutions are prohibited from purchasing mutual fund shares upon the order and for the account of their customers. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of banks or bank affiliated securities brokers are not permitted under the Glass-Steagall Act, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with banks or bank affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of a portfolio of the Fund. The sale of Fund shares through a bank or a securities broker affiliated with a bank is not expected to preclude the Fund from borrowing from such bank or from availing itself of custodial or transfer agency services offered by such bank.

     The Trustees have adopted a distribution plan on behalf of the Class Y Shares pursuant to Rule 12b-1 under the 1940 Act. The Class Y Share distribution plan (the "Plan") has been approved by Phoenix Home Life as initial, sole shareholder. The Plan authorizes the payment to Equity Planning of amounts not exceeding 0.25% annually of the average of the daily net assets of Class Y Shares of each respective portfolio for each year elapsed after the inception of the Plan. Although under no contractual obligation to do so, the Fund intends to make such payments to Equity Planning as commissions for Class Y Shares sold, to enable Equity Planning to (i) pay maintenance or other fees with respect to Class Y Shares (the "Service Fee"), and (ii) pay bank affiliated securities brokers maintenance or other fees relating to Class Y Shares purchased by their customers and remaining on the Fund's books during the period for which such fee is paid. The portion of the above fees paid by the Fund to Equity Planning as "Service Fees" shall not exceed 0.25% annually of Class Y Share average daily net assets. Payments, less the portion thereof paid by Equity Planning to others, may be used by Equity Planning for its expenses of distributing Class Y Shares. The Fund is not required to reimburse Equity Planning if expenses of distributing Class Y Shares exceed payments and any sales charges paid to Equity Planning. The Plan requires that at least quarterly the Trustees must review a written report with respect to the amounts expended under the Plan and the purposes for which such expenditures were made. While the Plan is in effect, the Fund will be required to commit the selection and nomination of candidates for Trustees who are not "interested persons" (as defined in the 1940 Act) to the discretion of other Trustees who are not interested persons.

                               HOW TO BUY SHARES

     The Fund currently issues two classes of shares for the Real Estate Portfolio. Both Class X Shares and Class Y Shares are each available to Plans (as hereafter defined) and institutional investors which initially purchase shares of the Fund whose net asset value equals or exceeds $250,000. "Plans" are defined as corporate, public, union and governmental pension plans. Completed applications for the purchase of shares should be mailed to State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

     The minimum subsequent investment for each class is $100. Shares are sold at the net asset value per share (as described below) next computed after a completed application or purchase order is received by State Street Bank and Trust Company together with good and sufficient funds therefor (certified checks, federal funds wires, and automated clearing house transactions ("ACH")). Completed orders received on a business day prior to 4:00 p.m. E.S.T. will be processed based on that day's closing net asset value. Sales of shares may be made through broker-dealers, pension consultants or other qualified financial agents/institutions.

     The minimum initial investment amounts for the purchase of either class of Fund shares shall be waived with respect to purchases by: (i) trust companies, bank trust departments, broker-dealers financial planners and investment advisers for funds over which such entity charges an account management fee and which are held in a fiduciary, agency, advisory, custodial or similar capacity; or (ii) Plans and institutional investors where the amounts invested represent the redemption proceeds from the reorganization or merger of other investment companies.

     No trail fees are payable to broker-dealers or others in connection with the purchase, sale or retention of Class X Shares.

     If part of any investment is subsequently redeemed within one year of the investment date, the broker/dealer or exempt financial institution will refund to Equity Planning any such amounts paid with respect to the investment. Equity Planning will sponsor sales contests, training and educational meetings and provide to all qualifying agents, from its own profits and resources, additional compensation in the form of trips, merchandise or expense reimbursement. Broker-dealers or exempt financial institutions other than Equity Planning may also levy customary additional charges to shareholders for their services in effecting transactions, if they notify the Fund of their intention to do so.

     Equity Planning intends to pay broker-dealers and exempt financial institutions with whom it has a sales agreement a service fee of 0.25% of the average daily net asset value of Class Y Shares sold by such broker-dealers and exempt financial institutions, subject to future amendment or termination. Equity Planning will retain all or a portion of the continuing distribution fee assessed to Class Y shareholders to finance commissions and related marketing expenses.


Exchange Privileges

     Shareholders may exchange Class X or Class Y Shares held in book-entry form for shares of the same class of other Portfolios of the Fund provided the following conditions are met: (1) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's principal place of business; (2) the Acquired Shares are the same class as the shares to be surrendered (the "Exchanged Shares"); (3) the Acquired Shares will be registered to the same shareholder account as the Exchanged Shares; (4) the account value of the shares to be acquired must equal or exceed the minimum initial or subsequent investment amount, as applicable, after the exchange is implemented; and (5) the shareholder is qualified to acquire Fund shares in accordance with the limitations described in this Prospectus. The Fund reserves the right to refuse exchange purchases by any person or broker/dealer if, in the Fund's or Adviser's opinion, (a) the exchange would adversely affect the Fund's ability to invest according to its investment objectives and policies; (b) the Fund believes that a pattern of exchanges coincides with a "market timing" strategy; or (c) otherwise adversely affect the Fund and its shareholders. The Fund reserves the right to terminate or modify its exchange privileges at any time upon giving written notice to shareholders at least 60 days in advance. Shareholders are urged to review their constituent documents and relevant requirements in order to verify pertinent limitations imposed by retirement plan or group annuity contract exchange limits as well as restrictions imposed by governing law.

Telephone Exchange Privileges

     Unless a shareholder elects in writing not to participate in the Telephone Exchange Privilege, shares for which certificates have not been issued may be exchanged by calling 800-814-1897 provided that the exchange is made between accounts with identical registrations. Under the Telephone Exchange Privilege, telephone exchange orders may also be entered on behalf of the shareholder by his or her registered representative.

     The Fund and the Transfer Agent will employ reasonable procedures to confirm that telephone instructions are genuine. In addition to requiring identical registrations on both accounts, the Transfer Agent will require address verification and will record telephone instructions on tape. All exchanges will be confirmed in writing to the shareholder. To the extent that procedures reasonably designed to prevent unauthorized telephone exchanges are not followed, the Fund and/or the Transfer Agent may be liable for following telephone instructions for exchange transactions that prove to be fraudulent. Broker/dealers other than Equity Planning have agreed to bear the risk of any loss resulting from any unauthorized telephone exchange instruction from the firm or its registered representatives. However, the shareholder would bear the risk of loss resulting from instructions entered by an unauthorized third party that the Fund and/or the Transfer Agent reasonably believe to be genuine. The Telephone Exchange Privilege may be modified or terminated at any time on 60 days' notice to shareholders. In addition, during times of drastic economic or market changes, the Telephone Exchange Privilege may be difficult to exercise or may be suspended temporarily. The Telephone Exchange Privilege is available only in States where shares being acquired may be legally sold.

     If a shareholder elects not to use the Telephone Exchange Privilege or if the shares being exchanged are represented by a certificate or certificates, in order to exchange shares the shareholder must submit a written request to State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301, ATTN:
Phoenix Duff & Phelps Institutional Mutual Funds. If the shares are being exchanged between accounts that are not registered identically, the signature on such request must be guaranteed by an eligible guarantor institution as defined by the Transfer Agent in accordance with its signature guarantee procedures. Currently, such procedures generally permit guarantees by banks, broker dealers, credit union, national securities exchanges, registered securities associations, clearing agencies and savings associations. Any outstanding certificate or certificates for the tendered shares must be duly endorsed and submitted.

                                NET ASSET VALUE

     The net asset value per share of the Real Estate Portfolio is determined as of the close of regular trading of the New York Stock Exchange (the "Exchange") on days when the Exchange is open for trading. The net asset value per share of the Real Estate Portfolio is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities, and dividing by the total number of outstanding shares of the Portfolio. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Portfolio, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.

     The Portfolio's investments are valued at market value or, where market quotations are not available, at fair value as determined in good faith by the Trustees or their delegates. Foreign and domestic debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service approved by the Trustees when such prices are believed to reflect the fair value of such securities. Foreign and domestic equity securities are valued at the last sale price or, if there has been so sale that day, at the last bid price, generally. Since the Trust does not price securities on weekends or United States national holidays, the net asset value of a Portfolio's foreign assets may be significantly affected on days when the investor has no access to the Trust. Short-term investments having a remaining maturity of less than sixty-one days are valued at amortized cost, which the Trustees have determined approximates market value. For further information about security valuations, see the Statement of Additional Information.


                             HOW TO REDEEM SHARES

     Any holder of shares of the Real Estate Portfolio may require the Fund to redeem its shares at any time at the net asset value per share next computed after receipt of a redemption request in proper written form by State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301, ATTN: Phoenix Duff & Phelps Institutional Mutual Funds. To be in proper form to redeem shares, (1) the signature(s) of duly authorized representative(s) of the shareholder must appear in the appropriate place upon the stock power; (2) the stock power or any related instruction transmittal must specify the name and account number of the shareholder exactly as registered; (3) reference to the name of the Real Estate Portfolio; and (4) and all such signatures must be guaranteed by an eligible guarantor institution as determined in accordance with the standards and procedures established by the Transfer Agent. Currently, such procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Signature(s) must also be guaranteed on any change of address request submitted in conjunction with any redemption request. Additional documentation may be required for redemptions by corporations, partnerships or other organizations, or if redemption is requested by anyone other than the shareholder(s) of record. Redemption requests will not be honored until all required documents in proper form have been received.


     In addition, the Fund maintains a continuous offer to repurchase its shares, and shareholders may normally sell their shares through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The redemption price in such case will be the price as of the close of the general trading session of the New York Stock Exchange on that day, provided the order is received by the dealer prior thereto, and is transmitted to the Distributor prior to the close of its business. No charge is made by the Fund on redemptions, but shares tendered through investment dealers may be subject to service charge by such dealers. Payment for shares redeemed will be made within three days after receipt of the duly endorsed share certificates (if issued) or written request; provided, however, that redemption proceeds will not be disbursed until each check used for purchase of shares has been cleared for payment by the investor's bank which may take up to 15 days after receipt of the check.

Telephone Redemption Privileges


     Unless a shareholder elects in writing not to participate in the Telephone Redemption Privilege, shareholders may redeem shares valued at up to $100,000 by calling (800) 814-1897.

     The Fund and the Transfer Agent will employ reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information will be verified, telephone redemption instructions will be recorded on tape, and all redemptions will be confirmed in writing to the shareholder. If there has been an address change within the past 60 days, a telephone redemption will not be authorized. To the extent that procedures reasonably designed to prevent unauthorized telephone redemptions are not followed, the Fund and/or the Transfer Agent may be liable for following telephone instructions for redemption transactions that prove to be fraudulent. Broker/dealers other than Equity Planning have agreed to bear the risk of any loss resulting from any unauthorized telephone redemption instruction from the firm or its registered representatives. However, the shareholder would bear the risk of loss resulting from instructions entered by an unauthorized person or third party that the Fund and/or the Transfer Agent reasonably believe to be genuine. The Telephone Redemption Privilege may be modified or terminated at any time without prior notice to shareholders. In addition, during times of drastic economic or market changes, the telephone redemption privilege may be difficult to exercise or may be suspended temporarily and a shareholder should submit a written redemption request, as described above.

     If the amount of the redemption is $500 or more, the proceeds will be wired to the shareholder's designated U.S. commercial bank account. If the amount of the redemption is less than $500, the proceeds will be sent by check to the address of record on the shareholder's account. Telephone redemption orders received and accepted by the Transfer Agent on any day when the Transfer Agent is open for business will be entered at the next determined net asset value. However telephone redemption orders received and accepted by the Transfer Agent after the close of trading hours on the Exchange will be executed on the following business day. The proceeds of a telephone redemption will normally be sent on the first business day following receipt of the redemption request. However, with respect to the telephone redemption of shares purchased by check, such requests will only be effected after the Fund has assured itself that good payment has been collected for the purchase of shares, which may take up to 15 days.


Systematic Withdrawal Program

     The Systematic Withdrawal Program (the "Program") allows shareholders to periodically redeem a portion of their shares on predetermined monthly, quarterly, semi-annual or annual dates. In order to participate in the Program, shareholders must provide written notice to the Transfer Agent specifying (a) the frequency in which Program redemptions are to occur, (b) the routing in which proceeds are to be directed into the shareholder's account, and (c) the priority among classes of shares of the Portfolio in which redemptions are to occur.

     Except as provided below, Program payments will be made on or about the 20th day of the month during the frequency period selected by the shareholder. Program payments may also be processed through Automated Clearing House (ACH) to the shareholder's account on or about the 10th, 15th or 25th day of each month. Participants may not redeem sums in any period in excess of the equivalent of 1% of aggregate Fund holdings (at the net asset value on the date of redemption) during each month. Program redemptions will only be effected after the Fund has assured itself that good payment has been received for the purchase of shares which are to be redeemed.

     Class X shareholders participating in the Program must at all times own shares of the Fund worth $100,000 or more in the aggregate as determined by the then current net asset value per share. Class Y shareholders participating in the Program must at all times own shares of the Fund worth $50,000 or more in the aggregate as determined by the then current net asset value per share. A shareholder's participation in the Program will also automatically terminate if redemptions are made outside the Program.

Redemption-in-kind

     To the extent consistent with state and federal law, the Fund may make payment of the redemption price either in cash or in kind. The Fund has elected to pay in cash all requests for redemption by any shareholder of record, but may limit such cash in respect to each shareholder during any 90 day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the 1940 Act and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when it sold the securities.

                            DIVIDENDS, DISTRIBUTIONS
                                   AND TAXES

     The Real Estate Portfolio will be treated as a separate mutual fund for federal income tax purposes. The Real Estate Portfolio intends to elect to be taxed as a regulated investment company ("RIC") and qualify as such annually under Subchapter M of the Code. As a RIC, the Real Estate Portfolio will not be subject to federal income tax on its ordinary income and net realized gains distributed to its shareholders. The Real Estate Portfolio intends to distribute sufficient ordinary income and net realized capital gains, if any, annually to avoid the imposition of federal income tax or a non-deductible 4% excise tax.

     Many investors, including most tax qualified plan investors, may be eligible for preferential federal income tax treatment on distributions received from the Real Estate Portfolio and dispositions of shares of the Real Estate Portfolio. The Fund has not sought opinions of counsel or applied for a ruling from the Internal Revenue Service as to whether the assessment of higher distribution fees with respect to Class Y Shares may result in any dividends or distributions constituting "preferential dividends" under the Code. Complete assurances cannot be given when or whether the Fund will receive a favorable opinion or ruling or, the potential consequences associated with an adverse determination. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of the Fund should consult its tax advisor about the federal, state or local tax consequences particular to it, as should persons considering whether to have amounts held for their benefit in such trusts or other entities which intend to invest in shares of the Fund.


     Investors that do not receive preferential tax treatment are subject to federal income tax on distributions received with respect to their shares of the Fund. Distributions of the Fund's ordinary income and short-term capital gains are taxable to shareholders as ordinary income whether received in cash or shares of the Fund's. Designated long-term capital gains distributions are taxable as long-term capital gains whether distribution in cash or additional shares and regardless of how long the shareholder owned the shares of the Fund; however, a loss recognized on the sale of the shares of the Real Estate Portfolio held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains distributions received on those shares. Certain designated dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders. Shareholders should consult with their tax advisor for additional information concerning the federal, state, local and foreign tax consequences of purchasing shares of the Real Estate Portfolio.


     Dividends from net investment income for the Real Estate Portfolio will be accrued and paid quarterly. Dividends from net realized capital gains, if any, will be declared and paid annually for the Real Estate Portfolio. Dividends and distributions with respect to the shares of any class of the Real Estate Portfolio will be payable in full and fractional shares of such class of the Portfolio at the net asset value on the first business day after the record date, or, at the option of the shareholder, in cash. Any shareholder who purchases shares of the Real Estate Portfolio prior to the close of business on the record date for a dividend or distribution will be entitled to receive such dividend or distribution.


     The foregoing is only a summary of some of the important tax considerations generally affecting the Real Estate Portfolio and its shareholders. Shareholders should consult competent tax advisers regarding specific tax situations.


                            ADDITIONAL INFORMATION

Organization of the Fund


     The capitalization of the Fund consists solely of an unlimited number of shares of beneficial interest. The Fund currently offers shares in seven different portfolios, each offering two classes. Holders of shares of the Real Estate Portfolio have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to the Real Estate Portfolio (provided that Class Y Shares of the Real Estate Portfolio bear higher distribution fees and pay correspondingly lower dividends per share than Class X Shares). Shareholders of all portfolios vote on the election of Trustees. On matters affecting the Real Estate Portfolio (such as approval of an investment advisory agreement or a change in fundamental investment policies), a separate vote of the Real Estate Portfolio is required. On matters affecting an individual class (such as approval of matters relating to the Class Y distribution plan), a separate vote of that class is required. Shares of each portfolio are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights conversion, preemptive rights or subscription rights.


     The assets received by the Fund for the issue or sale of shares of each portfolio and all income, earnings, profits and proceeds thereof, are allocated to such portfolio (and class if applicable) subject only to the rights of creditors, and constitute the underlying assets of such portfolio (and class if applicable). The underlying assets of each portfolio are required to be segregated on the books of account, and are to be charged with the expenses in respect to such portfolio and with a share of the general expenses of the Fund. Any general expenses of the Fund not readily identifiable as belonging to a particular portfolio or class will be allocated by or under the direction of the Trustees as they determine fair and equitable.

     Unlike the stockholders of a corporation, there is a possibility that the shareholders of a Massachusetts business trust such as the Fund may be personally liable for debts or claims against the Fund. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, undertaking or obligation made or issued by the Fund shall contain a provision to that effect. The Declaration of Trust provides for indemnification out of the trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Fund itself would be unable to meet its obligations.

Additional Inquiries

     Inquiries and requests for the Statement of Additional Information, the Annual Report to Shareholders and the Semi-

Annual Report to Shareholders should be directed to Equity Planning at (800) 814-1897 or 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.

                         BACKUP WITHHOLDING INFORMATION


Step 1. Please make sure that the social security number or taxpayer identification number (TIN) which appears on the Application complies with the following guidelines:


Account Type        Give Social Security Number or Tax Identification Number of:
--------------------------------------------------------------------------------------------------------
Individual                             Individual
--------------------------------------------------------------------------------------------------------
Joint (or Joint Tenant)                Owner who will be paying tax
--------------------------------------------------------------------------------------------------------
Uniform Gifts to Minors                Minor
--------------------------------------------------------------------------------------------------------
Legal Guardian                         Ward, Minor or Incompetent
--------------------------------------------------------------------------------------------------------
Sole Proprietor                        Owner of Business (also provide owner's name)
--------------------------------------------------------------------------------------------------------
Trust, Estate, Pension Plan Trust      Trust, Estate, Pension Plan Trust (not personal TIN of fiduciary)
--------------------------------------------------------------------------------------------------------
Corporation, Partnership,
Other Organization                     Corporation, Partnership, Other Organization
--------------------------------------------------------------------------------------------------------
Broker/Nominee                         Broker/Nominee
--------------------------------------------------------------------------------------------------------

Step 2. If you do not have a TIN, you must obtain Form SS-5 (Application for Social Security Number) or Form SS-4 (Application for Employer Identification Number) from your local Social Security or IRS office and apply for one. Write "Applied For" in the space on the application.


Step 3. If you are one of the entities listed below, you are exempt from backup withholding.

      [bullet] A corporation

      [bullet] Financial institution

      [bullet] Section 501(a) exempt organization (IRA, Corporate Retirement
               Plan, 403(b), Keogh)

      [bullet] United States or any agency or instrumentality thereof

      [bullet] A State, the District of Columbia, a possession of the United
               States, or any subdivision or instrumentality thereof

      [bullet] International organization or any agency or instrumentality thereof

      [bullet] Registered dealer in securities or commodities registered in the U.S. or a possession of the U.S.

      [bullet] Real estate investment trust

      [bullet] Common trust fund operated by a bank under section 584(a)

      [bullet] An exempt charitable remainder trust, or a non-exempt trust described in section 4947(a)(1)

      [bullet] Regulated Investment Company

If you are in doubt as to whether you are exempt, please contact the Internal
      Revenue Service.

Step 4. IRS Penalties--If you do not supply us with your TIN, you will be subject to an IRS $50 penalty unless your failure is due to reasonable cause and not willful neglect. If you fail to report interest, dividend or patronage dividend income on your federal income tax return, you will be treated as negligent and subject to an IRS 5% penalty tax on any resulting underpayment of tax unless there is clear and convincing evidence to the contrary. If you falsify information on this form or make any other false statement resulting in no backup withholding on an account which should be subject to a backup withholding, you may be subject to an IRS $500 penalty and certain criminal penalties including fines and imprisonment.


-----------
This Prospectus sets forth concisely the information about the Phoenix Duff & Phelps Institutional Mutual Funds (the "Fund") which you should know before investing. Please read it carefully and retain it for future reference.


The Fund has filed with the Securities and Exchange Commission a Statement of Additional Information, dated May 1, 1997. The Statement contains more detailed information about the Fund and is incorporated into this Prospectus by reference. You may obtain a free copy of the Statement by writing the Fund c/o Phoenix Equity Planning Corporation, 100 Bright Meadow, P.O. Box 2200, Enfield, Connecticut 06083-2200.




                    [logo] Printed on recycled paper using soybean ink

                      THIS PAGE INTENTIONALLY LEFT BLANK.

[LOGO] PHOENIX
       REALTY


PDP 2003 (5/97)

                PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS

                               101 Munson Street
                        Greenfield, Massachusetts 01301
                                 (800) 814-1897


                      Statement of Additional Information


                                  May 1, 1997

     This Statement of Additional Information is not a prospectus but expands upon and supplements the information contained in the current Prospectus of the Phoenix Duff & Phelps Institutional Mutual Funds (the "Fund"), dated May 1, 1997 and should be read in conjunction with it. A copy may be obtained by calling Phoenix Equity Planning Corporation ("Equity Planning") at (800) 814-1897, or by writing to Equity Planning at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.


                               TABLE OF CONTENTS*


                                                    PAGE
THE FUND    ....................................      2
INVESTMENT OBJECTIVES AND POLICIES (11)   ......      2
INVESTMENT RESTRICTIONS (17)  ..................      9
PERFORMANCE INFORMATION (10)  ..................     11
PERFORMANCE COMPARISONS    .....................     13
PORTFOLIO TURNOVER   ...........................     13
THE INVESTMENT ADVISERS (17)  ..................     13
BROKERAGE ALLOCATION    ........................     14
DETERMINATION OF NET ASSET VALUE (21)  .........     15
PURCHASE OF SHARES (20)    .....................     16
TAXES (23)  ....................................     16
THE DISTRIBUTOR (19)    ........................     17
DISTRIBUTION PLAN (19)   .......................     18
TRUSTEES AND OFFICERS   ........................     19
ADDITIONAL INFORMATION  ........................     26


     *Numbers in parenthesis are cross-references to related pages of the Prospectus.

PDP 039B (5/97)

                                   THE FUND


     Phoenix Duff & Phelps Institutional Mutual Funds (the "Fund") is an open-end management investment company which was organized under Massachusetts law on December 4, 1995 as a business trust. Prior to March 1, 1996, the Bond, Balanced, Growth, Money Market and U.S. Government Securities Portfolios existed as the Managed Bond Account ("Separate Account P"), Balanced Account ("Separate Account L"), Growth Stock Account ("Separate Account S"), Money Market Account ("Separate Account G"), and U.S. Government Account ("Separate Account U"), respectively, separate investment accounts of Phoenix Home Life Mutual Insurance Company pursuant to the insurance laws of the State of New York and the laws of other States.


                      INVESTMENT OBJECTIVES AND POLICIES


     The investment objectives and policies of each Portfolio are described in the "Investment Objectives and Policies" and "Investment Techniques and Related Risks" sections of the Prospectus. The following discussion supplements the description of the Portfolio's investment policies and investment techniques information contained in the Prospectus.


     The investment objective of each Portfolio is deemed to be a fundamental policy and may not be changed without the approval of the shareholders of that Portfolio. Investment restrictions described in this Statement of Additional Information are fundamental policies of the Fund and may not be changed as to any Portfolio without the approval of the Portfolio's shareholders.

Money Market Instruments.

     Certificates of Deposit. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

     Time Deposits. Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

     Banker's Acceptances. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower, as well as the bank, is liable for payment, and the bank unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

     Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

     Corporate Debt Securities. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.

     U.S. Government Obligations. Securities issued or guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities, and times of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years, and Treasury bonds generally have maturities of greater than ten years. Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Banks of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Government; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. The U.S. Government Securities Fund will invest primarily in securities which are supported by the full faith and credit of the U.S. Government.

     Repurchase Agreements. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Fund's custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans under the Investment Company Act of 1940 as amended (the "1940 Act").

     Reverse Repurchase Agreements. At the time the Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities it is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     Bank Obligations. For purposes of a Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches.

     Municipal Obligations. Municipal Obligations include debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities.

     The two principal classifications of Municipal Obligations consist of "general obligation" and "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest, and, accordingly, the capacity of the issuer of a general obligation bond as to the timely payment of interest and the repayment of principal when due is affected by the issuer's maintenance of its tax base. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source; accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of such bonds is a function of the economic viability of such facility or revenue source. The Bond, Balanced and Enhanced Reserves Portfolios may include "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of Municipal Obligations both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

     Certain types of Municipal Obligations (private activity bonds) are or have been issued to obtain funds to provide privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued by privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Municipal Obligations. For example, under the Federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Dividends paid by the Portfolio that are derived from interest of Municipal Obligations would be taxable to the Portfolio shareholders for Federal income tax purposes.

     Insured Municipal Obligations. Certain of the Municipal Obligations held by a Portfolio may be insured as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the Municipal Obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.

     Stand-By Commitments. Under a stand-by commitment, a dealer or bank agrees to purchase from the Fund, at the Fund's option, specified Municipal Obligations at their amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be sold, transferred or assigned by the Fund only with the underlying Municipal Obligation. The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where the Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

     The Fund intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Adviser's opinion, present minimal credit risks. The Fund's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information. The Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by the Fund would be valued at zero in determining net asset value.

     When-Issued and Delayed Delivery Transactions. When a Portfolio agrees to purchase securities on a when-issued or delayed delivery basis, its custodian will set aside cash, U.S. Government securities or other liquid high-grade debt obligations equal to the amount of the purchase or the commitment in a separate account. Normally, the custodian will set aside portfolio securities to meet this requirement. The market value of the separate account will be monitored and if such market value declines, the Portfolio will be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitments. Because a Portfolio will set aside cash or liquid high-grade debt securities in the manner described, the Portfolio's liquidity and ability to manage its portfolio might be affected in the event its when-issued purchases or delayed delivery commitments ever exceeded 25% of the value of its assets. In the case of a delayed delivery of the sale of portfolio securities, the Portfolio's custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

     A Portfolio will make commitments to purchase securities on a when-issued basis or delayed delivery basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a capital gain or loss. When a Portfolio engages in when-issued and delayed delivery transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The value of the securities underlying a when-issued purchase or a delayed delivery to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining a Portfolio's net asset value starting on the day a Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Portfolio makes a delayed delivery of the sale of securities it owns, the proceeds to be received upon settlement are included in the Portfolio's assets, and fluctuations in the value of the underlying securities are not reflected in the Portfolio's net asset value as long as the commitment remains in effect.

     Securities and Index Options. The Balanced and U.S. Government Securities Portfolios may write covered call options and purchase call and put options. Options and the related risks are summarized below.


     Writing and Purchasing Options. Call options written by a Portfolio normally will have expiration dates between three and nine months from the date written. During the option period a Portfolio may be assigned an exercise notice by the broker-dealer through which the call option was sold, requiring the Portfolio to deliver the underlying security (or cash in the case of securities index calls) against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time as the Portfolio effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the Portfolio has received an exercise notice.

     The exercise price of a call option written by a Portfolio may be below, equal to or above the current market value of the underlying security or securities index at the time the option is written.

     A multiplier for an index option performs a function similar to the unit of trading for an option on an individual security. It determines the total dollar value per contract of each point between the exercise price of the option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

     Securities indices for which options are currently traded include the Standard & Poor's 100 and 500 Composite Stock Price Indices, Computer/Business Equipment Index, Major Market Index, Amex Market Value Index, Computer Technology Index, Oil and Gas Index, NYSE Options Index, Gaming/Hotel Index, Telephone Index, Transportation Index, Technology Index, and Gold/

Silver Index. A Portfolio may write call options and purchase call and put options on any other indices traded on a recognized exchange.


     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option written by a Portfolio, to prevent an underlying security from being called, or to enable a Portfolio to write another call option with either a different exercise price or expiration date or both. A Portfolio may realize a net gain or loss from a closing purchase transaction, depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. If a call option written by a Portfolio expires unexercised, a Portfolio will realize a gain in the amount of the premium on the option less the commission paid.

     The option activities of a Portfolio may increase its portfolio turnover rate and the amount of brokerage commissions paid. A Portfolio will pay a commission each time it purchases or sells a security in connection with the exercise of an option. These commissions may be higher than those which would apply to purchases and sales of securities directly.

     Limitations on Options. A Portfolio may write call options only if they are covered and if they remain covered so long as a Portfolio is obligated as a writer. If a Portfolio writes a call option on an individual security, a Portfolio will own the underlying security at all times during the option period. A Portfolio will write call options on indices only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts. Call options on securities indices written by a Portfolio will be "covered" by identifying the specific portfolio securities being hedged.

     To secure the obligation to deliver the underlying security, the writer of a covered call option on an individual security is required to deposit the underlying security or other assets in escrow with the broker in accordance with clearing corporation and exchange rules. In the case of an index call option written by a Portfolio, a Portfolio will be required to deposit qualified securities. A "qualified security" is a security against which a Portfolio has not written a call option and which has not been hedged by a Portfolio by the sale of a financial futures contract. If at the close of business on any day the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts, a Portfolio will deposit an amount of cash or liquid assets equal in value to the difference. In addition, when a Portfolio writes a call on an index which is "in-the-money" at the time the call is written, a Portfolio will segregate with its custodian bank any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily equal in value to the amount by which the call is "in-the-money" times the multiplier times the number of contracts. Any amount segregated may be applied to a Portfolio's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts.

     The Balanced, Enhanced Reserves and U.S. Government Securities Portfolios may invest up to 2% of its total assets in exchange-traded call and put options. Each of these Portfolios may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale of a call option or a put option would result in a net gain or loss, depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid. In connection with a Portfolio qualifying as a regulated investment company under the Internal Revenue Code, other restrictions on a Portfolio's ability to enter into option transactions may apply from time to time. See "Taxes."

     Risks Relating to Options. During the option period, the writer of a call option has, in return for the premium received on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option.

     The risk of purchasing a call option or a put option is that a Portfolio may lose the premium it paid plus transaction costs. If a Portfolio does not exercise the option and is unable to close out the position prior to expiration of the option, it will lose its entire investment.

     An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although a Portfolio will write and purchase options only when the Adviser believes that a liquid secondary market will exist for options of the same series, there can be no assurance that a liquid secondary market will exist for a particular option at a particular time and that a Portfolio, if it so desires, can close out its position by effecting a closing transaction. If the writer of a covered call option is unable to effect a closing purchase transaction, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call writer may not be able to sell the underlying security at a time when it might otherwise be advantageous to do so.

     Possible reasons for the absence of a liquid secondary market on an exchange include the following: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) inadequacy of the facilities of an exchange or the clearing corporation to handle trading volume; and (v) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on orders.

     Each exchange has established limitations governing the maximum number of call options, whether or not covered, which may be written by a single investor acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Adviser believes that the position limits established by the exchanges will not have any adverse impact upon a Portfolio or all of the Portfolios, in the aggregate.

     Risks of Options on Indices. Because the value of an index option depends upon movements in the level of the index rather than movements in the price of a particular security, whether a Portfolio will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than upon movements in the price of an individual security. Accordingly, successful use by a Portfolio of options on indices will be subject to the Adviser's ability to predict correctly movements in the direction of the market generally or in the direction of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

     Index prices may be distorted if trading of certain securities included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, a Portfolio would not be able to close out options which it had written or purchased and, if restrictions on exercise were imposed, might be unable to exercise an option it purchased, which would result in substantial losses to a Portfolio. However, it is the Fund's policy to write or purchase options only on indices which include a sufficient number of securities so that the likelihood of a trading halt in the index is minimized.


     Because the exercise of an index option is settled in cash, an index call writer cannot determine the amount of its settlement obligation in advance and, unlike call writing on portfolio securities, cannot provide in advance for its potential settlement obligation by holding the underlying securities. Consequently, a Portfolio will write call options on indices only subject to the limitations described above.

     Price movements in securities in a Portfolio's holdings will not correlate perfectly with movements in the level of the index and, therefore, a Portfolio bears the risk that the price of the securities held by the Portfolio may not increase as much as the level of the index. In this event, the Portfolio would bear a loss on the call which would not be completely offset by movements in the prices of a Portfolio's portfolio securities. It is also possible that the index may rise when the value of a Portfolio's holdings securities does not. If this occurred, the Portfolio would experience a loss on the call which would not be offset by an increase in the value of its portfolio and might also experience a loss in the market value of portfolio securities.

     Unless a Portfolio has other liquid assets which are sufficient to satisfy the exercise of a call on an index, a Portfolio will be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if a Portfolio fails to anticipate an exercise, it may have to borrow from a bank (in an amount not exceeding 10% of a Portfolio's total assets) pending settlement of the sale of securities in its portfolio and pay interest on such borrowing.

     When a Portfolio has written a call on an index, there is also a risk that the market may decline between the time a Portfolio has the call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time a Portfolio is able to sell securities in its portfolio. As with options on portfolio securities, a Portfolio will not learn that a call has been exercised until the day following the exercise date but, unlike a call on a portfolio security where a Portfolio would be able to deliver the underlying security in settlement, a Portfolio may have to sell part of its portfolio securities in order to make settlement in cash, and the price of such securities might decline before they could be sold.

     If a Portfolio exercises a put option on an index which it has purchased before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If this change causes the exercised option to fall "out-of-the-money" a Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (multiplied by the applicable multiplier) to the assigned writer. Although a Portfolio may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

     Financial Futures and Related Options. Each Portfolio (other than the Money Market and U.S. Government Securities Portfolios) may use financial futures contracts and related options to hedge against changes in the market value of its portfolio securities or securities which it intends to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges--long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in a Portfolio's holdings may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities which a Portfolio may wish to purchase in the future by purchasing futures contracts.


     A Portfolio may purchase or sell any financial futures contracts which are traded on a recognized exchange or board of trade. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the Standard & Poor's 500 Composite Stock Price Index and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.

     In contrast to the situation when a Portfolio purchases or sells a security, no security is delivered or received by a Portfolio upon the purchase or sale of a financial futures contract. Initially, a Portfolio will be required to deposit in a segregated account with its custodian bank an amount of cash, U.S. Treasury bills or liquid high grade debt obligations. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market.

     The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

     Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. A Portfolio will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those which would apply to purchases and sales of securities directly.


     Limitations on Futures Contracts and Related Options. A Portfolio may not engage in transactions in financial futures contracts or related options for speculative purposes but only as a hedge against anticipated changes in the market value of its portfolio securities or securities which it intends to purchase. A Portfolio may not purchase or sell financial futures contracts or related options if, immediately thereafter, the sum of the amount of initial margin deposits on a Portfolio's existing futures and related options positions and the premiums paid for related options would exceed 2% of the market value of a Portfolio's total assets after taking into account unrealized profits and losses on any such contracts. At the time of purchase of a futures contract or a call option on a futures contract, any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the market value of the futures contract minus a Portfolio's initial margin deposit with respect thereto will be deposited in a segregated account with a Portfolio's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which a Portfolio may enter into financial futures contracts and related options also may be limited by the requirements of the Internal Revenue Code for qualification as a regulated investment company. See "Taxes."


     Risks Relating to Futures Contracts and Related Options. Positions in futures contracts and related options may be closed out only on an exchange which provides a secondary market for such contracts or options. A Portfolio will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements a Portfolio would continue to be required to make daily margin payments. In this situation, if a Portfolio has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, a Portfolio may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on a Portfolio's ability to hedge its portfolio effectively.

     There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger's opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause a Portfolio to incur additional brokerage commissions and may cause an increase in a Portfolio's portfolio turnover rate.

     The successful use of futures contracts and related options also depends on the ability of the Adviser to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by a Portfolio or such prices move in a direction opposite to that anticipated, a Portfolio may realize a loss on the hedging transaction which is not offset by an increase in the value of its portfolio securities. As a result, a Portfolio's return for the period may be less than if it had not engaged in the hedging transaction.

     Utilization of futures contracts by a Portfolio involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, a Portfolio will experience a gain or loss which will not be completely offset by movements in the price of the securities. It is possible that, where a Portfolio has sold futures contracts to hedge its portfolio against decline in the market, the market may advance and the value of securities held in a Portfolio's holdings may decline. If this occurred, a Portfolio would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before a Portfolio is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if a Portfolio then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, a Portfolio will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

     The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful hedging transaction.

     Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for a Portfolio because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Portfolio while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

     Foreign Securities. Each Portfolio (other than the Money Market and U.S. Government Securities Portfolios) may purchase foreign securities, including those issued by foreign branches of U.S. banks. In any event, such investments in foreign securities will be limited to 15% of the total net asset value of the Growth and Balanced Portfolios and will not exceed 20% of the total net asset value of the Enhanced Reserves Portfolio or 35% of the total net asset value of the Managed Bond Portfolio. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issues. These considerations include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information, the difficulty of interpreting financial information prepared under foreign securities markets, the impact of political, social or diplomatic developments, difficulties in invoking legal process abroad and the difficulty of assessing economic trends in foreign countries.

     The Fund may use a foreign custodian or sub-custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Fund's foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriations, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.


     Mortgage-Related Securities. Each Portfolio (other than the Growth and Money Market Portfolios) may invest in Mortgage-

Related Securities (as defined in the Prospectus), including those representing an undivided ownership interest in a pool of mortgages, such as certificates of the Government National Mortgage Association ("GNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees. The average life of a Mortgage-Related Security varies with the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments, mortgage refinancings or foreclosure. Mortgage prepayment rates are affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments.

     Government securities with nominal remaining maturities in excess of 31/2 years that have variable or floating interest rates or demand or put features may nonetheless be deemed to have remaining maturities of 31/2 years or less so as to be permissible investments for the Fund as follows: (a) a government security with a variable or floating rate of interest will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) a government security with a demand or put feature that entitles the holder to receive the principal amount of the underlying security at the time of or sometime after the holder gives notice of demand or exercise of the put will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand or exercise of the put; and
(c) a government security with both a variable or floating rate of interest as described in clause (a) and a demand or put feature as described in clause (b) will be deemed to have a maturity equal to the shorter of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand or exercise of the put.

     Securities issued by Government National Mortgage Association ("GNMA") are, and securities issued by Federal National Mortgage Association ("FNMA") include, mortgage-backed securities representing part ownership of a pool of mortgage loans. In the case of GNMA, the mortgages are insured by the Federal Housing Administration or Farmers' Home Administration or guaranteed by the Veteran's Administration. In the case of FNMA, the mortgages are not insured by an agency of the U.S. Government.

     The prices of mortgage-backed securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Mortgage-backed securities issued by GNMA and FNMA currently offer yields which are higher than those available on other securities of the U.S. Government and its agencies and instrumentalities, but may be less effective than these other securities as a means of "locking in" attractive long-term interest rates. This is a result of the need to reinvest prepayment of principal and the possibility of significant unscheduled prepayments resulting from declines in mortgage interest rates. As a result, these securities have less potential for capital appreciation during periods of declining interest rates than other investments of comparable risk of decline in value during periods of rising rates.

     Lending Portfolio Securities. In order to increase its return on investments, each Portfolio may make loans of the portfolio securities as long as the market value of the loaned securities does not exceed 25% of the value of that Portfolio's total assets. Loans of portfolio securities will always be fully collateralized at no less than 102% of the market value of the loaned securities (as marked to market daily) and made only to borrowers considered to be creditworthy. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities and possibly the loss of the collateral if the borrower fails financially.

     Lower Rated Fixed Income Securities. In the event that an issuer of securities held by a Portfolio experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, the Portfolio may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Portfolio's portfolio securities relate. Further, the Portfolio may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings, and the Portfolio may be unable to obtain full recovery thereof.

     To the extent there is no established secondary market for some of the medium and lower grade income securities in which the Portfolio may invest, trading in such securities may be relatively inactive. During periods of reduced market liquidity or in the absence of readily available market quotations for medium and lower grade income securities held in the Portfolio's holdings, the ability of the Investment Adviser to value the Portfolio's securities becomes more difficult and the Investment Adviser's use of judgment may play a greater role in the valuation of the Portfolio's securities due to the reduced availability of reliable objective data. Further, the Portfolio may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established secondary market does exist.

     Many medium and lower grade income securities are not listed for trading on any national securities exchange, and many issuers of medium and lower grade income securities choose not to have a rating assigned to their obligations by any nationally recognized statistical rating organization. The amount of information available about the financial condition of an issuer of unrated or unlisted securities generally is not as extensive as that which is available with respect to issuers of listed or rated securities. To the extent that the Portfolio invests in unrated or unlisted medium and lower grade income securities, the ability of the Adviser to evaluate the credit risk of such securities may play a greater role in the ability of the Portfolio to achieve its investment objective.

     The Adviser seeks to minimize the risks involved in investing in medium and lower grade income securities through portfolio diversification, careful investment analysis, and attention to current developments and trends in the economy and financial and credit markets. The Portfolio will rely on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issue. In its analysis, the Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. Although the Adviser's internal business and default risk analysis is independent of the credit ratings of S&P, Moody's or D&P (or other nationally recognized statistical rating organization), the Adviser may consider such ratings in evaluating income securities. Achievement by the Portfolio of its investment objective will be more dependent on the credit analysis of the Adviser than is the case for investment companies with investment objectives similar to the Portfolio's that are more reliant on such rating organizations in selecting portfolio securities.

                            INVESTMENT RESTRICTIONS

     The Fund's fundamental policies as they affect any Portfolio cannot be changed without the approval vote of a majority of the outstanding shares of such Portfolio, which is the lesser of (i) 67% or more of the voting securities of such Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of such Portfolio are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of such Portfolio. A proposed change in fundamental policy or investment objective will be deemed to have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for the approval of the proposal as provided above, notwithstanding (1) that such matter has not been approved by a majority of the outstanding securities of any other Portfolio affected by such matter and (2) that such matter has not been approved by a majority of the outstanding voting securities of the Fund.

     The following investment restrictions are fundamental policies of the Fund with respect to all Portfolios and may not be changed except as described above. Each Portfolio may not:

      1. Purchase for such Portfolio securities of any issuer, other than obligations issued or guaranteed as to principal and interest by the United States Government or its agencies or instrumentalities, if immediately thereafter (i) more than 5% of such Portfolio's total assets (taken at market value) would be invested in the securities of such issuer or (ii) more than 10% of the outstanding securities of any class of such issuer would be held by such Portfolio or by all Portfolios of the Fund in the aggregate.

      2. Concentrate the portfolio investments of any Portfolio in any one industry. To comply with this restriction, no security may be purchased for a Portfolio if such purchase would cause the value of the aggregate investment of such Portfolio in any one industry to exceed 25% of that Portfolio's total assets (taken at market value). However, the Money Market Portfolio may invest more than 25% of its assets in the domestic banking industry and the Managed Bond Portfolio may invest up to 80% of that Portfolio's total assets in corporate debt securities. Provided further, the foregoing restrictions shall be inapplicable to investments in tax-exempt securities issued by government or political subdivisions of governments.

      3. Act as securities underwriter except as it technically may be deemed to be an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

      4. Purchase securities on margin, but it may obtain short-term credit as may be necessary for the clearance of purchases and sales of securities.

      5. Make short sales of securities or maintain a short position.

      6. Make cash loans, except that the Fund may (i) purchase bonds, notes, debentures or similar obligations which are customarily purchased by institutional investors whether publicly distributed or not, and (ii) enter into repurchase agreements, provided that no more than 15% of any Portfolio's net assets (taken at market value) may be subject to repurchase agreements maturing in more than seven days.

      7. Make securities loans, except that the Portfolios may make loans of the portfolio securities of any such Portfolio, provided that the market value of the securities subject to any such loans does not exceed 25% of the value of the total assets (taken at market value) of such Portfolio.


      8. Make investments in real estate, real estate limited partnerships or commodities or commodity contracts, although (i) the Fund may purchase securities of issuers which deal in real estate or commodities and may purchase securities which are secured by interests in real estate, specifically, securities issued by real estate investment trusts and (ii) any Portfolio (excluding the Money Market and U.S. Government Securities Portfolios) may engage in transactions in financial futures contracts and related options, provided that the sum of the initial margin deposits on such Portfolio's existing futures positions and the premiums paid for related options would not exceed in the aggregate 2% of such Portfolio's total assets.


      9. Invest in oil, gas or other mineral leases, although the Fund may purchase securities of issuers which engage in whole or in part in such activities.

     10. Invest in puts, calls, straddles and any combination thereof, except that the Balanced, Enhanced Reserves and U.S. Government Securities Portfolios may (i) write (sell) exchange-traded covered call options on portfolio securities and on securities indices and engage in related closing purchase transactions and (ii) invest up to 2% of its total assets in exchange-traded call and put options on securities and securities indices.

     11. Purchase securities of companies for the purpose of exercising management or control.

     12. Participate in a joint or joint and several trading account in securities.

     13. Purchase or retain securities of any issuer if any officer or Trustee of the Fund, or officer or director of its investment adviser, owns beneficially more than 1/2 of 1% of the outstanding securities or shares, or both, of such issuer and all such persons owning more than 1/2 of 1% of such securities or shares together own beneficially more than 5% of such securities or shares.

     14. Borrow money, except that the Fund may (i) borrow money for any Portfolio for temporary administrative purposes provided that any such borrowing does not exceed 10% of the value of the total assets (taken at market value) of such Portfolio and (ii) borrow money for any Portfolio for investment purposes, provided that any such borrowing for investment purposes with respect to any such Portfolio is (a) authorized by the Trustees prior to any public distribution of the shares of such Portfolio or is authorized by the shareholders of such Portfolio thereafter, (b) is limited to 331/3% of the value of the total assets (taken at market value) of such Portfolio, and (c) is subject to an agreement by the lender that any recourse is limited to the assets of that Portfolio with respect to which the borrowing has been made.

     15. Pledge, mortgage or hypothecate the assets of any Portfolio to an extent greater than 10% of the total assets (taken at market value) of such Portfolio to secure borrowing made pursuant to the provisions of item 15 above.

     16. Issue senior securities except to the extent that it is permitted to
(a) borrow money from banks pursuant to the Fund's investment restrictions regarding the borrowing of money, and (b) enter into transactions involving forward foreign currency contracts, foreign currency futures contracts and options thereon as described in the Fund's Prospectus and this Statement of Additional Information.

     17. Invest more than 5% of a Portfolio's net assets, valued at the lower of cost or market, in warrants or rights. Included within that amount, but not to exceed 2% of the value of a Portfolio's net assets, may be warrants not listed on the New York or American Stock Exchange.

     The Fund may purchase illiquid securities, including repurchase agreements providing for settlement more than seven days after notice and restricted securities (securities that must be registered with the Securities and Exchange Commission before they can be sold to the public) deemed to be illiquid, but such securities will not constitute more than 15% of each Portfolio's net assets (provided that not more than 10% of the Money Market Portfolio's net assets may constitute illiquid securities). The Board of Trustees, or the Adviser acting at its direction, values these securities, taking into consideration quotations available from broker-dealers and pricing services and other information deemed relevant.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities or amount of net assets shall not be considered a violation of the restrictions.

                            PERFORMANCE INFORMATION

     Performance information for each Portfolio may appear in advertisements, sales literature, or reports to shareholders or prospective shareholders. Performance information in advertisements and sales literature may be expressed as yield and effective yield of the Money Market Portfolio, as yield of the other Portfolios offered and as total return of any Portfolio. Current yield for the Money Market Portfolio will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions for expenses during the period (the stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Portfolio assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:


     Effective Yield = [(Base Period Return) + 1) 365/7] - 1


     For the 7 day period ended December 31, 1996, the effective yield for Class X and Class Y shares of the Money Market Portfolio was 5.15% and 4.90%, respectively.


     Quotations of yield for the Balanced, Managed Bond, Enhanced Reserves, Growth, and U.S. Government Securities Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses (including pro rata Fund expenses and expenses applicable to each particular Portfolio) accrued during the period ("net investment income"), and are computed by dividing net investment income by the value of a share of the Portfolio on the last day of the period, according to the following formula:


 YIELD = 2[((a-b)) + 1)(6) - 1]
          cd

     where,

     a = dividends and interest earned during the period by the Portfolio, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and
     d = the maximum offering price per share on the last day of the period.

     As summarized in the Prospectus under the heading "Performance Information," total return is a measure of the change in value of an investment in a Portfolio over the period covered. The formula for total return used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Portfolio; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares of a Portfolio owned at the end of the period by the net asset value on the last trading day of the period; (3) assuming maximum sales charge deducted and reinvestment of all dividends at net asset value and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or the time period during which the registration statement including the Portfolio was in effect if a Portfolio has not been in existence for at least ten years.

     Except as above stated, standardized quotations of average annual total return for each class of shares of each Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in either Class X or Class Y Shares of each Portfolio over a period of 1, 5, and 10 years (or up to the life of the class of shares). Standardized total return quotations reflect the deduction of a proportional share of each Class's expenses of such Portfolio (on an annual basis), and assume that all dividends and distributions are reinvested when paid. It is expected that the performance of Class X Shares shall be better than that of Class Y Shares as a result of lower distribution fees and certain incrementally lower expenses paid by Class X Shares. The Fund may also quote supplementally a rate of total return over different periods of time by means of aggregate, average, and year-by-year or other types of total return figures.

     Performance information for the Portfolio (and each Class thereof) reflects only the performance of a hypothetical investment in a Class X or Class Y of a Portfolio during the particular time period in which the calculations are based. Performance information is not an indication of future performance. Performance information should be considered in light of a particular Portfolio's investment objectives and policies, characteristics and qualities of the Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Investment results will vary from time to time and are not identical to the past portfolio investments of those Portfolios which previously existed as separate accounts.

     The manner in which total return will be calculated for public use is described above. The following table summarizes the calculation of total return involving the Balanced, Managed Bond, Growth and U.S. Government Securities Portfolios based on each such Portfolio's past performance as a separate investment account of Phoenix Home Life Mutual Insurance Company, for periods before the Fund's registration statement became effective (March 1, 1996). This performance data may be relevant as each such separate account was managed, in all material respects, using substantially the same investment objectives, policies and restrictions as those used by such Portfolio. These separate investment accounts were not registered under the 1940 Act and therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. If these separate investment accounts had been registered under the 1940 Act, the separate investment accounts' performance may have been adversely affected. Standardized average annual total return of each Class shall be calculated for the preceding one, five and ten year periods (or since inception of the applicable separate account if it has been in existence less than five or ten years) by including the corresponding separate account's total return calculated in accordance with formulas specified by the Securities and Exchange Commission. The performance of the separate accounts has been restated to reflect the deduction of the fees and expenses of the classes of the corresponding Portfolio described in the Prospectus.

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1996


                                             Periods Ended
                                ----------------------------------------
                                                          10 Years or
                                1 Year        5 Years   Since Inception
                                ------        -------   ---------------
Balanced
 Class X                         10.86%        9.58         12.69%(1)
 Class Y                         10.58         9.31         12.40(1)
Managed Bond
 Class X                          8.70         8.66          8.61
 Class Y                          8.39         8.38          8.33
Enhanced Reserves
 Class X                          4.72          N/A          5.78(3)
 Class Y                           N/A          N/A          0.71(4)
Growth
 Class X                         11.34        10.82         15.34
 Class Y                         11.06        10.55         15.06
U.S. Government Securities
 Class X                          5.21         6.08          6.61(2)
 Class Y                          4.87         5.80          6.33(2)
Money Market
 Class X                          5.53         4.31          5.90
 Class Y                          5.24         3.94          5.51



-----------


1 Inception date 5/17/91
2 Inception date 9/30/91
3 Inception date 6/27/94
4 Inception date 11/1/96


NOTE: Average annual total return assumes a hypothetical initial payment of $1,000. At the end of each period, a total redemption is assumed. The ending redeemable value is divided by the original investment to calculate total return. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the particular Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                            PERFORMANCE COMPARISONS


     Each Portfolio may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and rating services such as Morningstar, Inc. Additionally, a Portfolio or Class of Portfolio may compare its performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week and Investor's Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, Pensions & Investments, Institutional Investor, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard and Poor's The Outlook, and Personal Investor. A Portfolio may, from time to time, illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of the Portfolio against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Stock Index (the "S&P 500"), Dow Jones Industrial Average, Europe Australia Far East Index (EAFE), Consumer Price Index, Lehman Brothers Aggregate Bond Index, Lehman Brothers 1-3 year Government Bond Index, IBC Donoghue Money Fund Report, Merrill Lynch 1 year Treasury Bill, Lehman Brothers Corporate Index and T-Bond Index.

     Advertisements, sales literature, and other communications may contain information about the Adviser's current investment strategies and management style. Current strategies and style may change to allow the Fund to respond quickly to changing market and economic conditions. From time to time the Fund may include specific portfolio holdings or industries. To illustrate components of overall performance, the Fund may separate its cumulative and average annual returns into income and capital gains components; or cite separately as a return figure the equity or bond portion of the Fund's portfolio; or compare the Fund's equity or bond return figure to well-known indices of market performance, including but not limited to: the S&P 500 Index, Dow Jones Industrial Average, Lehman Brothers Aggregate Bond Index, Lehman Brothers 1-3 year Government Bond Index, IBC Donoghue Money Fund Report, Merrill Lynch 1 year Treasury Bill, CS First Boston High Yield Index and Salomon Brothers Corporate Bond and Government Bond Indices.


                              PORTFOLIO TURNOVER


     Each Portfolio has a different expected annual rate of portfolio turnover, which is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Portfolio's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Portfolio. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Portfolio's shares and by requirements which enable the Fund to receive certain favorable tax treatment. For the fiscal year ended December 31, 1996, the turnover rate for the equity portion of the Balanced Portfolio was 246%. The turnover rate for the fixed income portion was 148%.


                            THE INVESTMENT ADVISERS

     The offices of Phoenix Investment Counsel, Inc. ("PIC") are located at 56 Prospect Street, Hartford, Connecticut 06115. The offices of Duff & Phelps Investment Management Co, Inc. ("DPM") are located at 55 East Monroe Street, Suite 3800, Chicago, Illinois 60603.

     All of the outstanding stock of PIC is owned by Phoenix Equity Planning Corporation ("Equity Planning"), a subsidiary of Phoenix Duff & Phelps Corporation. DPM is also a subsidiary of Phoenix Duff & Phelps Corporation. Phoenix Duff & Phelps Corporation is an indirect, less than wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") of Hartford, Connecticut.


     Phoenix Home Life is a mutual insurance company engaged in the insurance and investment businesses. Phoenix Home Life's principal place of business is located at One American Row, Hartford, Connecticut.

     The Advisers provide certain services and facilities required to carry on the day-to-day operations of the Fund (for which they receive a management fee) other than the costs of printing and mailing proxy materials, reports and notices to shareholders; legal, auditing and accounting services; regulatory filing fees and expenses of printing the Fund's registration statements (but the Underwriter purchases such copies of the Fund's prospectuses and reports and communications to shareholders as it may require for sales purposes at printer's over-run cost); insurance expense; association membership dues; brokerage fees; and taxes.


     All costs and expenses (other than those specifically referred to as being borne by the Advisers) incurred in the operation of the Fund are borne by the Fund. Each Portfolio pays expenses incurred in its own operation and also pays a portion of the Fund's general administration expenses allocated on the basis of the asset size of the respective Portfolio, except where an allocation using an alternative method can be more fairly made. Such expenses include, but shall not be limited to, all expenses incurred in the operation of the Fund and any public offering of its shares, including, among others, interest, taxes, brokerage fees and commissions, fees of Trustees who are not employees of the Adviser or any of its affiliates, expenses of Trustees' and shareholders' meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of repurchase and redemption of shares, expenses of issue and sale of shares (to the extent not borne by Equity Planning under its agreement with the Fund), expenses of printing and mailing stock certificates representing shares of the Fund, association membership dues, charges of custodians, transfer agents, dividend disbursing agents and financial agents, bookkeeping, auditing, and legal expenses. The Fund will also pay the fees and bear the expense of registering and maintaining the registration of the Fund and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders.

     The investment advisory agreements provide that the Advisers shall not be liable to the Fund or to any shareholder of the Fund for any error of judgment or mistake of law or for any loss suffered by the Fund or by any shareholder of the Fund in connection with the matters to which the investment advisory agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of the Advisers in the performance of its duties thereunder.


     As full compensation for the services and facilities furnished to the Fund, the Advisers are entitled to a fee, payable monthly, as described in the Prospectus. There is no assurance that the Fund will reach net asset levels high enough to realize reductions in the rates of the advisory fees. Any reduction in the rate of the advisory fee on all Portfolios will be prorated among the Portfolios in proportion to their respective averages of the aggregate daily net asset values for the period for which the fee had been paid.


     The advisory agreements continue in force from year to year for all Portfolios, provided that, with respect to each Portfolio, the agreement must be approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the Portfolio. In addition, and in either event, the terms of the agreement and any renewal thereof must be approved by the vote of a majority of the Trustees who are not parties to the agreement or interested persons (as that term is defined in the Investment Company Act of 1940) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreements will terminate automatically if assigned and may be terminated at any time, without payment of any penalty, either by the Fund or by the Adviser, on sixty (60) days written notice.

                             BROKERAGE ALLOCATION

     In effecting portfolio transactions for the Fund, the Advisers adhere to the Fund's policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for "brokerage and research services" as defined herein. The Advisers may cause the Fund to pay a broker an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting the transaction if the Advisers determine in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or that any offset of direct expenses of a Portfolio yields the best net price. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include giving advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities; furnishing analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Fund or to the Adviser are considered to be in addition to and not in lieu of services required to be performed by the Advisers under their contracts with the Fund and may benefit both the Fund and other clients of the Advisers. Conversely, brokerage and research services provided by brokers to other clients of the Advisers may benefit the Fund.

     If the securities in which a particular Portfolio of the Fund invests are traded primarily in the over-the-counter market, where possible the Portfolio will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commission or transfer taxes.


     The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Fund (involving both price paid or received and any net commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Adviser in determining the overall reasonableness of brokerage commissions paid by the Fund. Some portfolio transactions are, subject to the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to obtaining best prices and executions, effected through dealers (excluding Equity Planning) who sell shares of the Fund.

     The Fund has adopted a policy and procedures governing the execution of aggregated advisory client orders ("bunching procedures") in an attempt to lower commission costs on a per-share and per-dollar basis. According to the bunching procedures, the Adviser shall aggregate transactions unless it believes in its sole discretion that such aggregation is consistent with its duty to seek best execution (which shall include the duty to seek best price) for the Fund. No advisory account of the Adviser is to be favored over any other account and each account that participates in an aggregated order is expected to participate at the average share price for all transactions of the Adviser in that security on a given business day, with all transaction costs share pro rata based on the Fund's participation in the transaction. If the aggregated order is filled in its entirety, it shall be allocated among the Adviser's accounts in accordance with the allocation order, and if the order is partially filled, it shall be allocated pro rata based on the allocation order. Notwithstanding the foregoing, the order may be allocated on a basis different form that specified in the allocation order if all accounts of the Adviser whose orders are allocated receive fair and equitable treatment and the reason for such different allocation is explained in writing and is approved in writing by the Adviser's compliance officer as soon as practicable after the opening of the markets on the trading day following the day on which the order is executed. If an aggregated order is partially filled and allocated on a basis different from that specified in the allocation order, no account that is benefited by such different allocation may intentionally and knowingly effect any purchase or sale for a reasonable period following the execution of the aggregated order that would result in it receiving or selling more shares than the amount of shares it would have received or sold had the aggregated order been completely filled. The Trustees will annually review these procedures or as frequently as shall appear appropriate.


For the fiscal year ended December 31, 1996, the Fund paid brokerage commissions totalling $515,900.

                       DETERMINATION OF NET ASSET VALUE

     The net asset value per share of each Portfolio is determined as of the close of regular trading of the New York Stock Exchange (the "Exchange") on days when the Exchange is open for trading. The Exchange will be closed on the following observed national holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Fund does not price securities on weekends or United States national holidays, the net asset value of a Portfolio's foreign assets may be significantly affected on days when the investor has no access to the Fund. The net asset value per share of a Portfolio is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities, and dividing by the total number of outstanding shares of the Portfolio. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the Securities and Exchange Commission. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Portfolio, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.

     A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place for any Portfolio which invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of such Portfolio. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and ask quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates. If at any time a Portfolio has investments where market quotations are not readily available, such investments are valued at the fair value thereof as determined in good faith by the Trustees although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.


Money Market Portfolio

     The assets of the Money Market Portfolio are valued on the basis of amortized cost absent extraordinary or unusual market conditions. Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter the value of a security is increased or decreased incrementally each day so that at maturity any purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the Money Market Portfolio securities may at times be more or less than their market value. By using amortized cost valuation, the Money Market Portfolio seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

     The yield on a shareholder's investment may be more or less than that which would be recognized if the Portfolio's net asset value per share was not constant and was permitted to fluctuate with the market value of the Portfolio's portfolio securities. However, as a result of the following procedures, it is believed that any difference will normally be minimal. The deviation is monitored periodically by comparing the Portfolio net asset value per share as determined by using available market quotations with its net asset value per share as determined through the use of the amortized cost method of valuation. The Adviser will advise the Trustees promptly in the event of any significant deviation. If the deviation exceeds 1/2 of 1%, the Trustees will consider what action, if any, should be initiated to provide fair valuation of the Portfolio's portfolio securities and prevent material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, withholding dividends or utilizing a net asset value per share as determined by using available market quotations. Furthermore, the assets of the Portfolio will not be invested in any security with a maturity of greater than 397 days, and the average weighted maturity of its portfolio will not exceed 90 days. Portfolio investments will be limited to U.S. dollar-denominated securities which present minimal credit risks and are rated within the two highest "short-term" rating categories as more particularly described in the Prospectus.

                              PURCHASE OF SHARES

     The Prospectus includes information as to the offering price of shares of the Portfolio and the minimum initial and subsequent investments which may be made in a Portfolio. Sales of shares are made through registered representatives of Equity Planning, or through securities dealers with whom Equity Planning has sales agreements. Sales of shares are also made to customers of bank affiliated securities brokers with whom Equity Planning has sales agreements. Customers purchase shares at the applicable offering price.

     Each Portfolio currently declares all income dividends and all capital gain distributions, if any, payable in shares of the Fund at net asset value or, at the option of the shareholder, in cash. The Money Market Portfolio will normally make no capital gain distributions, since its investments will generally be made in securities which do not generate capital gains. Unless otherwise specified in writing, shareholders shall automatically receive both dividends and capital gain distributions in additional shares. If a shareholder elects to receive dividends and/or distributions in cash and the check cannot be delivered or remains uncashed by the shareholder due to an invalid address, then the dividend and/or distribution will be reinvested after the Transfer Agent has been informed that the proceeds are undeliverable. Additional shares will be purchased for the shareholder's account at the then current net asset value. Reinvestment direction forms and prospectuses are available from Equity Planning. An alternate payee section has been incorporated into the application allowing distributions to be mailed to a second payee and/or address. Dividends and capital gain distributions received in shares are taxable to the shareholder and credited in full and fractional shares computed at the closing net asset value on the next business day after the record date. To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in the shareholder's account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, he will receive cash for the dividend or distribution regardless of the distribution option selected.

                                     TAXES

     As stated in the Prospectus, each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to elect to be treated as a regulated investment company ("RIC") and qualify as such under Subchapter M of the Internal Revenue Code (the "Code").

     The Code sets forth numerous criteria which must be satisfied in order for each Portfolio to qualify as a RIC. Each Portfolio must, among other things, meet the following tests for each taxable year: (1) at least 90% of the Portfolio's gross income must be derived from a) dividends, b) interest, c) payments with respect to securities loans, d) gains from the sale or other disposition of stocks or securities or foreign currencies, or e) other income (including but not limited to gains from options, futures, or forward contracts) derived by the Portfolio with respect to its business of investing in stocks, securities or currencies; (2) less than 30% of the Portfolio's gross income must be derived from gains realized on the sale or other disposition of: a) stocks or securities b) options, futures or forward contracts (other than options, futures, or forward contracts on foreign currencies) held less than three months; and c) foreign currencies (or options, futures, or forward contracts) not directly related to the Portfolio business of investing in stocks or securities; and (3) distribute annually at least 90% of its investment company taxable income and net exempt-interest income.

     In addition to the gross income tests, to qualify as a RIC, each Portfolio must also diversify its holdings so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Portfolio and not more than 10% of the outstanding voting securities of such issuer, and (2) not more than 25% of the value of its total assets is invested in the assets of any one issuer (other than U.S. Government securities). If in any taxable year a Portfolio does not qualify as a RIC, all of its net investment income and realized capital gains will be taxed at corporate rates.

     In each taxable year that a Portfolio qualifies as a RIC, it (but not its shareholders) will be relieved of federal income tax on that portion of its net investment income and net capital gains that are currently distributed (or deemed distributed) to its shareholders. It is the policy of each Portfolio to distribute all of its net investment income and net capital gains to its shareholders in order to avoid any federal income tax liability. In addition, each Portfolio intends to make timely distribution sufficient in amount to avoid a non-deductible 4% excise tax. An excise tax will be imposed on each Portfolio to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its net ordinary income for such calendar year and 98% of its net capital gains as determined for the one year period ending December 31 of such calendar year. In addition, an amount equal to the undistributed net ordinary income and net capital gains from the previous calendar year must also be distributed to avoid the excise tax.

     The Fund is required to withhold for income taxes 31% of dividends, distributions and redemption payments, if any of the following circumstances exist: i) a shareholder fails to provide the Fund with a correct taxpayer identification number (TIN); ii) the Portfolio is notified by the Internal Revenue Service that the shareholder furnished an incorrect TIN; or iii) the Fund is notified by the Internal Revenue Service that withholding is required because the shareholder failed to report the receipt of dividends or interest from other sources. Withholding may also be required for accounts with respect to which a shareholder fails to certify that i) the TIN provided is correct and
ii) the shareholder is not subject to such withholding. However, withholding will not be required from certain exempt entities nor those shareholders complying with the procedures as set forth by the Internal Revenue Service. A shareholder is required to provide the Fund with a correct TIN. The Fund in turn is required to report correct taxpayer identification numbers when filing all tax forms with the Internal Revenue Service. Should the IRS levy a penalty on a Portfolio for reporting an incorrect TIN and that TIN was provided by the shareholder, the Portfolio will pass the penalty onto the shareholder.

     Dividends paid by a Portfolio from net investment income and net realized short-term capital gains to a shareholder who is a nonresident alien individual, a foreign Fund or estate, a foreign corporation or a foreign partnership (a foreign shareholder) will be subject to United States withholding tax at a rate of 30% unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax and any foreign taxes.

     The discussion of "Dividends, Distributions and Taxes" in the Prospectus, in conjunction with the foregoing, is a general and abbreviated summary of applicable provisions of the Code and Treasury regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and regulations, as well as the current interpretations thereof, may be changed at any time by legislative, judicial, or administrative action. Shareholders are urged to consult with their tax advisor regarding specific questions as to federal, state, local or foreign taxes.


                                THE DISTRIBUTOR

     Phoenix Equity Planning Corporation ("Equity Planning"), which has undertaken to use its best efforts to find purchasers for shares of the Fund, serves as the National Distributor of the Fund's shares. Shares of each Portfolio are offered on a continuous basis. Pursuant to distribution agreements for each class of shares or distribution method, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers or agents, and is obligated to purchase only those shares for which it has received purchase orders. Equity Planning may also sell Fund shares pursuant to sales agreements entered into with bank-affiliated securities brokers who, acting as agent for their customers, place orders for Fund shares with Equity Planning. Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting, distributing or selling securities (including mutual fund shares), banking regulators have not indicated that such institutions are prohibited from purchasing mutual fund shares upon the order and for the account of their customers. In addition, state securities laws on this issue may differ from the interpretations of federal law and banks and financial institutions may be required to register as dealers pursuant to state law. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of bank-affiliated securities brokers are not permitted, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with bank-affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of a Portfolio.

     Equity Planning also acts as administrative agent of the Fund (except for the Real Estate Equity Securities Portfolio) and as such performs administrative, bookkeeping and pricing services for the Fund. As compensation for such services, effective as of January 1, 1997, Equity Planning is entitled to a fee, payable monthly and based upon the average of the aggregate daily net asset values of each Portfolio, at the following incremental annual rates:



 First $100 million                       .05% plus a minimum fee
 $100 million to $300 million             .04%
 $300 million to $500 million             .03%
 Greater than $500 million                .015%

     A minimum fee applies to each Portfolio as follows:



 Money Market Portfolio                            $35,000
 Growth Stock Portfolio                            $50,000
 Balanced Portfolio                                $60,000
 Managed Bond Portfolio                            $70,000
 Enhanced Reserves Portfolio                       $70,000
 U.S. Government Securities Portfolio              $70,000




     In addition, Equity Planning is paid $12,000 for each class of shares of each Portfolio beyond one. Until December 31, 1996, Equity Planning's fee for these services was based on an annual rate of 0.03% of the Fund's aggregate daily net asset value. For services to the Fund for the fiscal year ended December 31, 1996, the financial agent received a fee of $98,788.

     In addition, pursuant to an agreement between Equity Planning, the Fund's Transfer Agent, and State Street Bank and Trust Company, State Street has been appointed subagent to perform certain shareholder servicing functions for the Fund. For performing such services State Street receives a monthly fee from Equity Planning.

                               DISTRIBUTION PLAN

     The Fund has adopted a distribution plan on behalf of its Class Y Shares pursuant to Rule 12b-1 of the 1940 Act (the "Plan"). The Plan permits the Fund to reimburse the Distributor for expenses incurred in connection with activities intended to promote the sale of shares of Class Y Shares of the Fund.

     Pursuant to the Plan, the Fund may reimburse the Distributor for actual expenses of the Distributor up to 25% of the average daily net assets of the Class Y Shares. Expenditures under the Plan shall consist of: (i) commissions to sales personnel for selling Class Y Shares of the Fund; (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions which have entered into selling agreements with the Distributor for services rendered in connection with the sale and distribution of Class Y Shares of the Fund; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Fund; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Fund's Prospectus and Statement of Additional Information for distribution to potential investors; and
(vii) such other similar services that the Trustees of the Fund determines are reasonably calculated to result in the sale of Class Y Shares of the Fund; provided, however, a portion of such amount paid to the Distributor, which portion shall be equal to or less than 0.25% annually of the average daily net assets of the Fund's Class Y Shares may be paid for reimbursing the costs of providing services to Class Y shareholders, including assistance in connection with inquiries related to shareholder accounts (the "Service Fee").

     In order to receive payments under the Plan, participants must meet such qualifications to be established in the sole discretion of the Distributor, such as services to the Fund's Class Y shareholders, or services providing the Fund with more efficient methods of offering shares to coherent groups of clients, members or prospects of a participant, or services permitting bulking of purchases or sales, or transmission of such purchases or sales by computerized tape or other electronic equipment, or other processing.

     On a quarterly basis, the Trustees of the Fund review a report on expenditures under the Plan and the purposes for which expenditures were made. The Trustees conduct an additional, more extensive review annually in determining whether the Plan will be continued. By its terms, continuation of the Plan from year to year is contingent on annual approval by a majority of the Trustees of the Fund and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the "Plan Trustees"). The Plan provides that it may not be amended to increase materially the costs which the Fund may bear pursuant to the Plan without approval of the Class Y shareholders of the Fund and that other material amendments to the Plan must be approved by a majority of the Plan Trustees by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan further provides that while it is in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees who are not "interested persons." The Plan may be terminated at any time by vote of a majority of the Plan Trustees or a majority of the outstanding Class Y Shares of the Fund.

     For the fiscal year ended December 31, 1996, the Fund paid Rule 12b-1 Fees in the amount of $99,546 of which Equity Planning received $28,999 and unaffiliated broker-dealers received $70,547. Of this amount: (1) $70,547 represented compensation to dealers; (2) $20,720 represented compensation to sales and shareholder services personnel and (3) $8,279 was utilized for compensation for marketing material. No interested persons of the Fund and no Trustee who is not an interested person of the Fund, as that term is defined in the Investment Company Act of 1940, had any direct or indirect financial interest in the operation of the Plan.

                             TRUSTEES AND OFFICERS

     The Trustees and executive officers of the Fund and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and Trustee is 56 Prospect Street, Hartford, Connecticut 06115-0480.



                                Positions Held                               Principal Occupations
Name, Address and Age           With the Fund                               During the Past 5 Years
---------------------           --------------                              -----------------------
C. Duane Blinn (69)             Trustee             Partner in the law firm of Day, Berry & Howard. Director/Trustee,
Day, Berry & Howard                                 Phoenix Funds (1980-present). Trustee, Phoenix-Aberdeen Series
CityPlace                                           Fund (1996-present). Director/Trustee, the National Affiliated
Hartford, CT 06103                                  Investment Companies (until 1993).
Robert Chesek (62)              Trustee             Trustee/Director, Phoenix Funds (1981-present) and Chairman
49 Old Post Road                                    (1989-1994). Trustee, Phoenix-Aberdeen Series Fund (1996-present).
Wethersfield, CT 06109                              Director/Trustee, the National Affiliated Investment Companies (until
                                                    1993). Vice President, Common Stock, Phoenix Home Life Mutual
                                                    Insurance Company (1980-1994).
E. Virgil Conway (67)           Trustee             Chairman, Metropolitan Transportation Authority (1992-present).
9 Rittenhouse Road                                  Trustee/Director, Consolidated Edison Company of New York, Inc.
Bronxville, NY 10708                                (1970-present), Pace University (1978-present), Atlantic Mutual
                                                    Insurance Company (1974-present), HRE Properties (1989-present),
                                                    Greater New York Councils, Boy Scouts of America (1985-present),
                                                    Union Pacific Corp. (1978-present), Blackrock Fund for Freddie Mac
                                                    Mortgage Securities (Advisory Director) (1990-present), Centennial
                                                    Insurance Company (1974-present), Josiah Macy, Jr., Foundation
                                                    (1975-present) and The Harlem Youth Development Foundation
                                                    (1987-present). Chairman, Audit Committee of the City of New York
                                                    (1981-1996). Director/Trustee, the National Affiliated Investment
                                                    Companies (until 1993). Director/Trustee, Phoenix Funds (1993-
William W. Crawford (68)        Trustee             Representative (1994-1995), Senior Executive (1994-1995), President
3029 Wynfield Mews Lane                             and Chief Operating Officer (1988-1993), Hilliard, Lyons, Inc.
Louisville, KY 40206                                (broker/dealer). Director, Duff & Phelps Utilities Tax-Free Income
                                                    Inc. (1995-present), Duff & Phelps Utility and Corporate Bond Trust
                                                    Inc. (1995-present).
Harry Dalzell-Payne (67)        Trustee             Director/Trustee, Phoenix Funds (1983-present). Director, Duff & Phelps
330 East 39th Street                                Utilities Tax-Free Income Inc. (1995-present), Duff & Phelps Utility and
Apartment 29G                                       Corporate Bond Trust Inc. (1995-present). Trustee, Phoenix-Aberdeen Series
New York, NY 10016                                  Fund (1996-present). Director, Farragut Mortgage Co., Inc. (1991-1994).
                                                    Director/Trustee, the National Affiliated Investment Companies (1983-1993).
                                                    Formerly a Major General of the British Army.
William N. Georgeson (69)       Trustee             Director, Duff & Phelps Utility and Corporate Bond Trust Inc.
575 Glenwood Road                                   (1994-present) and Duff & Phelps Utilities Tax-Free Income Inc.
Lake Forest, IL 60045                               (1993-present).
 *Francis E. Jeffries (66)      Trustee             Director and Chairman of the Board, Phoenix Duff & Phelps
6585 Nicholas Blvd.                                 Corporation (1995-present). Director/Trustee, Phoenix Funds (1995-
Apt. 1601                                           present). Trustee, Phoenix-Aberdeen Series Fund (1996-present).
Naples, FL 33963                                    Director, Duff & Phelps Utilities Income Fund (1987-present), Duff &
                                                    Phelps Utilities Tax-Free Income Inc. (1991-present), Duff & Phelps
                                                    Utility and Corporate Bond Trust Inc. (1993-present) and The
                                                    Empire District Electric Company (1984-present). Director (1989-
                                                    1995), Chairman of the Board (1993-1995), President (1989-1993),
                                                    and Chief Executive Officer (1989-1995), Duff & Phelps Corporation.


                                       19




                                Positions Held                               Principal Occupations
Name, Address and Age           With the Fund                               During the Past 5 Years
---------------------           --------------                              -----------------------
Leroy Keith, Jr. (58)            Trustee            Chairman and Chief Executive Officer, Carson Products Company
Chairman and Chief                                  (1995-present). Director/Trustee, Phoenix Funds (1980-present).
Executive Officer                                   Trustee, Phoenix-Aberdeen Series Fund (1996-present). Director,
Carson Product Company                              Equifax Corp. (1991-present) and Keystone International Fund, Inc.
64 Ross Road                                        (1989-present). Trustee, Keystone Liquid Trust, Keystone Tax Exempt
Savannah, GA 30750                                  Trust, Keystone Tax Free Fund, Master Reserves Tax Free Trust, and
                                                    Master Reserves Trust. Director/Trustee, the National Affiliated
                                                    Investment Companies (until 1993). Director, Blue Cross/Blue Shield
                                                    (1989-1993) and First Union Bank of Georgia (1989-1993). President,
                                                    Morehouse College (1987-1994). Chairman and Chief Executive
                                                    Officer, Keith Ventures (1992-1994).
*Philip R. McLoughlin (50)       Trustee and        Director, Vice Chairman and Chief Executive Officer, Phoenix Duff &
One American Row                 President          Phelps Corporation (1995-present). Director (1994-present) and
Hartford, CT 06102                                  Executive Vice President, Investments, (1988-present) Phoenix Home
                                                    Life Mutual Insurance Company. Director/Trustee and President,
                                                    Phoenix Funds (1989-present). Trustee, Phoenix-Aberdeen Series
                                                    Fund (1996-present), Duff & Phelps Utilities Tax-Free Income Inc.
                                                    (1995-present) and Duff & Phelps Utility and Corporate Bond Trust
                                                    Inc. (1995-present). Director, (1983-present) and Chairman (1995-
                                                    present) Phoenix Investment Counsel, Inc. Director (1984-present)
                                                    and President (1990-present), Phoenix Equity Planning Corporation.
                                                    Director, Phoenix Realty Group, Inc. (1994-present), Phoenix Realty
                                                    Advisors, Inc. (1987-present), Phoenix Realty Investors, Inc. (1994-
                                                    present), Phoenix Realty Securities, Inc. (1994-present), PXRE
                                                    Corporation (Delaware) (1985-present), and World Trust Fund (1991-
                                                    present). Director and Executive Vice President, Phoenix Life and
                                                    Annuity Company (1996-present), Director and Executive Vice
                                                    President, PHL Variable Insurance Company (1995-present), and
                                                    Director, Phoenix Charter Oak Trust Company (1996-present).
                                                    Director/Trustee, the National Affiliated Investment Companies (until
                                                    1993). Director (1994-present), Chairman (1996-present) and Chief
                                                    Executive Officer (1995-1996), National Securities & Research
                                                    Corporation and Director and President, Phoenix Securities Group,
                                                    Inc. (1993-1996). Director (1992-present) and President (1992-1994),
                                                    W.S. Griffith & Co., Inc. (1992-1995) and Director (1992-present) and
                                                    President (1992-1994), Townsend Financial Advisers, Inc. Director
                                                    and Vice President, PM Holdings, Inc. (1985-present).
Eileen A. Moran (42)             Trustee            President and Chief Executive Officer, Public Service Resources
                                                    Corporation (1990-present).


                                       20




                                Positions Held                               Principal Occupations
Name, Address and Age           With the Fund                               During the Past 5 Years
---------------------           --------------                              -----------------------
Everett L. Morris (68)         Trustee            Vice President, W.H. Reaves and Company (1993-present). Director/
164 Laird Road                                    Trustee, Phoenix Funds (1995-present). Trustee, Duff & Phelps
Colts Neck, NJ 07722                              Mutual Funds (1994-present). Trustee, Phoenix-Aberdeen Series Fund
                                                  (1996-present). Director, Duff & Phelps Utilities Tax-Free Income
                                                  Inc. (1991-present), Duff & Phelps Utility and Corporate Bond Trust
                                                  Inc. (1993-present) and Public Service Enterprise Group,
                                                  Incorporated (1986-1993). President and Chief Operating Officer,
                                                  Enterprise Diversified Holdings, Incorporated (1989-1993). Senior
                                                  Executive Vice President and Chief Financial Officer, Public Service
                                                  Electric and Gas Company (1986-1992). Trustee, Phoenix-Aberdeen
                                                  Series Fund (1996-present). Director, Duff & Phelps Utilities Tax-
                                                  Free Income Inc. and Duff & Phelps Utility and Corporate Bond
                                                  Trust Inc. (1995-present). Director, Accuhealth (1994-present), Trism,
                                                  Inc. (1994-present), Realty Foundation of New York (1972-present),
                                                  Chairman, New York Housing Partnership Development Corp. (1981-
                                                  present), and Blackrock Fannie Mae Mortgage Securities Fund
                                                  (Advisory Director) (1989-1996) and Advisory Director, Fund
                                                  Directions (1993-present). Chairman, Financial Accounting Standards
                                                  Advisory Council (1992-1995).
*James M. Oates (50)           Trustee            Chairman, IBEX Capital Markets LLC (1997-present). Managing
Managing Director                                 Director, Wydown Group (1994-present). Director, Phoenix Duff &
The Wydown Group                                  Phelps Corporation (1995-present). Director/Trustee, Phoenix Funds
IBEX Capital Markets LLC                          (1987-present). Trustee, Phoenix-Aberdeen Series Fund (1996-
60 State Street                                   present). Director, Govett Worldwide Opportunity Funds, Inc. (1991-
Suite 950                                         present), Blue Cross and Blue Shield of New Hampshire (1994-
Boston, MA 02109                                  present), Investors Financial Service Corporation (1995-present),
                                                  Investors Bank & Trust Corporation (1995-present) and Plymouth
                                                  Rubber Co. (1995-present). Director, Stifel Financial (1996-present).
                                                  Member, Chief Executives Organization (1996-present). Director/
                                                  Trustee, the National Affiliated Investment Companies (until 1993).
                                                  Director and President (1984-1994) and Chief Executive Officer
                                                  (1986-1994), Neworld Bank.
Richard A. Pavia (66)          Trustee            Director (1981-present), Chairman and Chief Executive Officer (1989-
7145 North Ionia                                  1994), Speer Financial, Inc. Director, Duff & Phelps Utilities Tax-
Chicago, IL 60646                                 Free Income Inc. (1991-present), Duff & Phelps Utility and Corporate
                                                  Bond Trust Inc. (1992-present).
*Calvin J. Pedersen (54)       Trustee            Director and President, Phoenix Duff & Phelps Corporation (1995-
Phoenix Duff & Phelps                             present). Director/Trustee, Phoenix Funds (1995-present). Trustee,
Corporation                                       Phoenix-Aberdeen Series Fund (1996-present). President and Chief
55 East Monroe Street                             Executive Officer, Duff & Phelps Utilities Tax-Free Income Inc.
Suite 3600                                        (1995-present), Duff & Phelps Utilities Income Fund (since
Chicago, IL 60603                                 inception), and Duff & Phelps Utility and Corporate Bond Trust Inc.
                                                  (1995-present). Director (1986-1995), President (1993-1995) and
                                                  Executive Vice President (1992-1993), Duff & Phelps Corporation.
Philip R. Reynolds (69)        Trustee            Director/Trustee, Phoenix Funds (1984-present). Trustee, Phoenix-
43 Montclair Drive                                Aberdeen Series Fund (1996-present). Director, Vestaur Securities, Inc.
West Hartford, CT 06107                           (1972-present). Trustee and Treasurer, J. Walton Bissell Foundation, Inc.
                                                  (1988-present). Director/Trustee, the National Affiliated Investment
                                                  Companies (until 1993).


                                       21




                                Positions Held                               Principal Occupations
Name, Address and Age           With the Fund                               During the Past 5 Years
---------------------           --------------                              -----------------------
Herbert Roth, Jr. (68)           Trustee            Director/Trustee, Phoenix Funds (1980-present). Trustee, Phoenix-
134 Lake Street                                     Aberdeen Series Fund (1996-present). Director, Boston Edison
P.O. Box 909                                        Company (1978-present), Phoenix Home Life Mutual Insurance
Sherborn, MA 01770                                  Company (1972-present), Landauer, Inc. (medical services) (1970-
                                                    present), Tech Ops./Sevcon, Inc. (electronic controllers) (1987-
                                                    present), Key Energy Group (oil rig service) (1988-1994), and Mark
                                                    IV Industries (diversified manufacturer) (1985-present). Director/
                                                    Trustee, the National Affiliated Investment Companies (until 1993).
Richard E. Segerson (50)         Trustee            Director/Trustee, Phoenix Funds, (1993-present). Trustee, Phoenix-
102 Valley Road                                     Aberdeen Series Fund (1996-present). Managing Director, Mullin
New Canaan, CT 06840                                Associates (1993-present). Vice President and General Manager,
                                                    Coats & Clark, Inc. (previously Tootal American, Inc.) (1991-1993).
                                                    Director/Trustee, the National Affiliated Investment Companies
                                                    (1984-1993).
Lowell P. Weicker, Jr. (65)      Trustee            Trustee/Director, Phoenix Funds (1995-present). Trustee, Phoenix-
731 Lake Avenue                                     Aberdeen Series Fund (1996-present). Chairman, Dresing, Lierman,
Greenwich, CT 06830                                 Weicker (1995-1996). Director, UST Inc. (1995-present), HPSC Inc.
                                                    (1995-present), Duty Free International (1997-present) and
                                                    Compuware (1996-present). Visiting Professor, University of Virginia
                                                    (1997-present). Governor of the State of Connecticut (1991-1995).
William J. Newman (57)           Senior Vice        Executive Vice President (1995-present), Chief Investment Strategist
                                 President          (1996-present), Phoenix Investment Counsel, Inc. Executive Vice
                                                    President and Chief Investment Strategist (1996-present), Senior Vice
                                                    President (1995-1996), National Securities & Research Corporation.
                                                    Senior Vice President, Phoenix Equity Planning Corporation (1995-
                                                    1996), Phoenix Strategic Equity Series Fund (1996-present). The
                                                    Phoenix Edge Series Fund (1995-present), Phoenix Multi-Portfolio
                                                    Fund (1995-present), Phoenix Income and Growth Fund (1996-
                                                    present), Phoenix Series Fund (1996-present). Phoenix Strategic
                                                    Allocation Fund, Inc. (1996-present), Phoenix Worldwide
                                                    Opportunities Fund (1996-present) and Phoenix-Aberdeen Series
                                                    Fund (1996-present). Vice President, Common Stock and Chief
                                                    Investment Strategist. Phoenix Home Life Mutual Insurance Company
                                                    (April 1995-November 1995). Chief Investment Strategist, Kidder,
                                                    Peabody Co., Inc. (1993-1994). Managing Director, Equities, Bankers
                                                    Trust Company (1991-1993).
Marvin E. Flewellen (32)         Vice               Senior Vice President and Fixed Income Portfolio Manager, Duff &
55 East Monroe Street            President          Phelps Investment Management Co. (1994-present). Second Vice
Suite 3800                                          President and Portfolio Manager, Northern Trust Bank (1985-1994).
Chicago, IL 60603
Michael E. Haylon (39)           Vice               Director and Executive Vice President--Investments. Phoenix Duff &
                                 President          Phelps Corporation (1995-present). Executive Vice President, Phoenix
                                                    Funds (1993-present) and Phoenix-Aberdeen Series Fund (1976-
                                                    present). Director (1994-present), President (1995-present), Executive
                                                    Vice President (1994-1995), Vice President (1991-1994), Phoenix
                                                    Investment Counsel, Inc. Director (1994-present), President (1996-
                                                    present), Executive Vice President (1994-1996), Vice President
                                                    (1993-1994). National Securities & Research Corporation. Director,
                                                    Phoenix Equity Planning Corporation (1995-present). Senior Vice
                                                    President, Securities Investments, Phoenix Home Life Mutual
                                                    Insurance Company (1993-1995). Various other positions with
                                                    Phoenix Home Life Mutual Insurance Company (1990-1993).


                                       22




                                Positions Held                               Principal Occupations
Name, Address and Age           With the Fund                               During the Past 5 Years
---------------------           --------------                              -----------------------
William E. Keen, III (33)         Vice               Assistant Vice President, Phoenix Equity Planning Corporation
                                  President          (1996-present). Vice President, Phoenix Funds, and Phoenix-
                                                     Aberdeen Series Fund (1996-present). Assistant Vice President,
                                                     USAffinity Funds, USAffinity Investments LP (1994-1995). Manager,
                                                     Fund Administration, SEI Corporation (1991-1994).
Christopher J. Kelleher (41)      Vice               Managing Director, Fixed Income (1996-present), Vice President
                                  President          (1991-1996), Phoenix Investment Counsel, Inc. and National
                                                     Securities & Research Corporation. Vice President, The Phoenix
                                                     Edge Series Fund (1989-present), Phoenix Series Fund (1989-
                                                     present). Portfolio Manager, Public Bonds, Phoenix Home Life Mutual
                                                     Insurance Company (1991-1995).
Thomas S. Melvin, Jr. (53)        Vice               Managing Director, Equities (1996-present), Vice President (1994-
                                  President          1996), Executive Vice President (1992-1994), Phoenix Investment
                                                     Counsel, Inc. Managing Director, Equities (1996-present), Vice
                                                     President (1994-1996), Executive Vice President (1993-1994),
                                                     National Securities & Research Corporation. Vice President, Phoenix
                                                     Multi-Portfolio Fund (1993-present). Portfolio Manager, Common
                                                     Stock, Phoenix Home Life Mutual Insurance Company (1991-1995).
William R. Moyer (52)             Vice               Senior Vice President and Chief Financial Officer, Phoenix Duff &
100 Bright Meadow Blvd.           President          Phelps Corporation (1995-present). Senior Vice President, Finance
P.O. Box 2200                                        (1990-present), Chief Financial Officer (1996-present), and Treasurer
Enfield, CT 06083-2200                               (1994-1996), Phoenix Equity Planning Corporation. Senior Vice
                                                     President (1990-present), Chief Financial Officer (1996-present) and
                                                     Treasurer (1994-present), Phoenix Investment Counsel, Inc. Senior
                                                     Vice President, Finance (1993-present), Chief Financial Officer
                                                     (1996-present), and Treasurer (1994-present), National Securities &
                                                     Research Corporation. Vice President, Phoenix Funds (1990-present)
                                                     and Phoenix-Aberdeen Series Fund (1996-present). Senior Vice
                                                     President, Finance, Phoenix Securities Group, Inc. (1993-1995).
                                                     Senior Vice President and Chief Financial Officer, W. S. Griffith &
                                                     Co., Inc. (1992-1995) and Townsend Financial Advisers, Inc. (1993-
                                                     1995). Vice President, the National Affiliated Investment Companies
                                                     (until 1993). Vice President, Investment Products Finance, Phoenix
                                                     Home Life Mutual Insurance Company (1990-1995).
Scott C. Noble (49)               Vice               Director and President, Phoenix Realty Group, Inc. (1994-present).
                                  President          Senior Vice President, Real Estate, Phoneix Home Life Mutual
                                                     Insurance Company (1991-present). Director and Executive Vice
                                                     President, Phoenix Real Estate Securities, Inc. (1993-present). Vice
                                                     President, Phoenix Multi-Portfolio Fund (1994-present) and The
                                                     Phoenix Edge Series Fund (1995-present). Director (1991-present)
                                                     and President (1993-present), Phoenix Founders, Inc. Director,
                                                     Phoenix Realty Advisors, Inc. (1991-present). Director, President and
                                                     Chief Executive Officer (1994-present), Phoenix Realty Investors, Inc.
                                                     Various other positions with Phoenix Home Life Mutual Insurance
                                                     Company (1991-1993).
C. Edwin Riley, Jr. (43)          Vice               Managing Director, Equities (1996-present), Vice President (1995-
                                  President          1996), Phoenix Investment Counsel, Inc. Managing Director, Equities,
                                                     National Securities & Research Corporation (1996-present). Vice
                                                     President, The Phoenix Edge Series Fund (1995-present), Phoenix
                                                     Strategic Allocation Fund, Inc. (1995-present), Phoenix Series
                                                     Fund (1996-present). Director of Equity Management, NationsBanc
                                                     (1981-1995).


                                       23




                                Positions Held                               Principal Occupations
Name, Address and Age           With the Fund                               During the Past 5 Years
---------------------           --------------                              -----------------------
Barbara Rubin (42)           Vice               Vice President (1992-present), Second Vice President (1986-1992),
                             President          Real Estate, Phoenix Home Life Mutual Insurance Company. Vice
                                                President, Phoenix Multi-Portfolio Fund (1994-present) and The
                                                Phoenix Edge Series Fund (1995-present). Vice President (1991-
                                                present), 238 Columbus Blvd., Inc. Director (1998-present) and Vice
                                                President (1993-present), Phoenix Founders, Inc. Vice President
                                                Phoenix Real Estate Securities, Inc. (1993-present). Director and
                                                President, Phoenix Realty Advisors, Inc. (1987-present). President
                                                (1995-present), Executive Vice President (1994-present), Phoenix
                                                Realty Securities, Inc.
Leonard J. Saltiel (45)      Vice               Managing Director (1996-present), Senior Vice President (1994-
                             President          1996), Phoenix Equity Planning Corporation. Vice President, Phoenix
                                                Funds (1994-present), and Phoenix-Aberdeen Series Fund (1996-
                                                present). Vice President, Investment Operations, Phoenix Home Life
                                                Mutual Insurance Company (1994-1995). Various positions with
                                                Home Life Insurance Company and Phoenix Home Life Mutual
                                                Insurance Company (1987-1994).
Michael Schatt               Vice               Vice President, Phoenix Realty Securities, Inc. (1997-present).
                             President          Managing Director, Duff & Phelps Investment Management Co.
                                                (1994-present). Portfolio Manager, Duff & Phelps Utility Income Fund
                                                (1994-present). Director, Real Estate Advisory Practice, Coopers &
                                                Lybrand, LLC (1990-1994).
Dorothy J. Skaret (43)       Vice               Director, Money Market Trading (1996-present), Vice President
                             President          (1991-1996), Phoenix Investment Counsel, Inc. Director, Money
                                                Market Trading (1996-present), Vice President (1993-1996), National
                                                Securities & Research Corporation. Vice President, The Phoenix
                                                Edge Series Fund (1991-present), Phoenix Series Fund (1990-
                                                present), Phoenix-Aberdeen Series Fund (1996-present) and Phoenix
                                                Realty Securities, Inc. (1995-present). Second Vice President and
                                                Treasurer, Fund Accounting, Phoenix Home Life Mutual Insurance
                                                Company (1994-1995). Various other positions with Phoenix Home
                                                Life Mutual Insurance Company (1987-1994).
James D. Wehr (39)           Vice               Managing Director, Fixed Income (1996-present), Vice President
                             President          (1991-1996), Phoenix Investment Counsel, Inc. Managing Director,
                                                Fixed Income (1996-present), Vice President (1993-1996), National
                                                Securities & Research Corporation. Vice President, Phoenix Multi-
                                                Portfolio Fund (1988-present), Phoenix Series Fund (1990-present),
                                                The Phoenix Edge Series Fund (1991-present), Phoenix California
                                                Tax Exempt Bond Fund, Inc. (1993-present). Various positions with
                                                Phoneix Home Life Mutual Insurance company (1981-1991).
Nancy G. Curtiss (44)        Treasurer          Vice President, Fund Accounting (1994-present) and Treasurer (1996-
                                                present), Phoenix Equity Planning Corporation. Treasurer, Phoenix
                                                Investment Counsel, Inc. and National Securities & Research
                                                Corporation (1996-present). Treasurer, Phoenix Funds (1994-present) and
                                                Phoenix-Aberdeen Series Fund (1996-present). Second Vice President and Treasurer, Fund Accounting, Phoenix Home Life Mutual Insurance
                                                Company (1994-1995). Various positions with Phoenix Home Life
                                                Insurance Company (1987-1994).


                                       24




                                Positions Held                               Principal Occupations
Name, Address and Age           With the Fund                               During the Past 5 Years
---------------------           --------------                              -----------------------
G. Jeffrey Bohne (49)      Secretary          Vice President and General Manager, Phoenix Home Life Mutual
101 Munson Street                             Insurance Co. (1993-present). Vice President, Transfer Agent
Greenfield, MA 01301                          Operations, Phoenix Equity Planning Corporation (1993-present).
                                              Secretary, Phoenix Funds (1993-present). Clerk, Phoenix Strategic
                                              Allocation Fund, Inc. (1994-present). Secretary, Phoenix-Aberdeen
                                              Series Fund (1996-present). Vice President, Home Life of New York
                                              Insurance Company (1984-1992).



-----------


*Trustees identified with an asterisk are considered to be interested persons of the Fund (within the meaning of the Investment Company Act of 1940, as amended) because of their affiliation with Phoenix Investment Counsel, Inc., Duff & Phelps Investment Management Co., Inc. or Phoenix Equity Planning Corporation.

     For services rendered to the Fund during the period ended December 31, 1996, the Trustees received an aggregate of $77,238 from the Fund as Trustees' fees. Each Trustee who is not a full-time employee of the Adviser or any of its affiliates currently receives a retainer at the annual rate of $3,000 and $500 per meeting. Each Trustee who serves on a Committee receives a fee of $250 for each meeting attended. The function of the Executive Committee is to serve as a contract review, compliance review and performance review delegate of the full Board of Trustees. Officers and employees of the Adviser who are interested persons are compensated for their services by the Adviser and receive no compensation from the Fund. Any other interested persons who are not compensated by the Adviser receive fees from the Fund.


 For the Fund's last fiscal year, the Trustees received the following compensation:

                              COMPENSATION TABLE



                                                                                               Total
                                                                                           Compensation
                                                 Pension or                                From Fund and
                           Aggregate         Retirement Benefits        Estimated          Fund Complex
                          Compensation        Accrued as Part         Annual Benefits       (11 Funds)
        Name               From Fund          of Fund Expenses        Upon Retirement     Paid to Trustees
-----------------------   ---------------   ----------------------   ------------------   ------------------
C. Duane Blinn                $ 5,000               None                   None                 $60,500
Robert Chesek                   5,000               None                   None                  53,500
E. Virgil Conway+               5,250               None                   None                  94,110
William W. Crawford             5,250               None                   None                  43,150
Harry Dalzell-Payne+            5,250               None                   None                  68,630
William N. Georgeson            5,250               None                   None                  41,990
Francis E. Jeffries              None               None                   None                    None
Leroy Keith, Jr                 5,000               None                   None                  53,500
Philip R. McLoughlin+            None               None                   None                    None
Eileen A. Moran                 1,250               None                   None                   7,130
Everett L. Morris+              5,250               None                   None                  92,490
James M. Oates+                 5,000               None                   None                  58,000
Richard A. Pavia                5,250               None                   None                  39,490
Calvin J. Pederson               None               None                   None                    None
Philip R. Reynolds              5,000               None                   None                  53,500
Herbert Roth, Jr+               5,250               None                   None                  64,750
Richard E. Segerson             5,250               None                   None                  60,250
Lowell P. Weicker, Jr           5,000               None                   None                  60,500



-----------

+Messrs. Conway, Dalzell-Payne, McLoughlin, Morris, Oates and Roth are members of the Executive Committee.

                            ADDITIONAL INFORMATION


Financial Statements

     Financial information relating to the Fund is contained in the Annual Report to Shareholders for the year ended December 31, 1996 and is available by calling Equity Planning at (800) 243-4361 or by writing to Equity Planning at 100 Bright Meadow Blvd., PO Box 2200, Enfield, CT 06083-2200. The Annual Report is incorporated into this Statement of Additional Information by reference.



Independent Accountants

     Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110, has been selected as the independent accountants for the Fund. Price Waterhouse LLP audits the Fund's annual financial statements and expresses an opinion thereon.


Reports to Shareholders

     The fiscal year of the Fund ends on December 31. The Fund will send to its shareholders at least semi-annually reports showing the securities of the Fund's portfolio and other information.

               PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
              101 Munson Street, Greenfield, Massachusetts 01301
                                (800) 814-1897


                      Statement of Additional Information
                                  May 1, 1997

     This Statement of Additional Information is not a prospectus but expands upon and supplements the information contained in the current prospectus of the Real Estate Equity Securities Portfolio of the Phoenix Duff & Phelps Institutional Mutual Funds (the "Fund"), dated May 1, 1997 and should be read in conjunction with it. A copy may be obtained by calling Phoenix Equity Planning Corporation ("Equity Planning") at (800) 814-1897, or by writing to Equity Planning at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.


                              TABLE OF CONTENTS*


                                                                           PAGE
THE FUND   ..............................................................    2
INVESTMENT OBJECTIVES AND POLICIES (6)   ................................    2
INVESTMENT RESTRICTIONS (10) ............................................    5
PERFORMANCE INFORMATION (5)  ............................................    6
PORTFOLIO TURNOVER  .....................................................    7
SERVICES OF THE ADVISER (10)    .........................................    7
SERVICES OF THE ADMINISTRATOR   .........................................    8
BROKERAGE ALLOCATION   ..................................................    8
DETERMINATION OF NET ASSET VALUE (13) ...................................    9
PURCHASE OF SHARES (12)   ...............................................    9
DIVIDENDS, DISTRIBUTIONS AND TAXES (14)  ................................   10
THE DISTRIBUTOR (11)   ..................................................   10
DISTRIBUTION PLAN (11) ..................................................   11
TRUSTEES AND OFFICERS  ..................................................   12
ADDITIONAL INFORMATION    ...............................................   18

*Numbers in parenthesis are cross-references to related pages of the Prospectus.




PDP 2003B (5/97)

                                   THE FUND

     Phoenix Duff & Phelps Institutional Mutual Funds (the "Fund") is an open-end management investment company which was organized under Massachusetts law on December 4, 1995 as a business trust.

                      INVESTMENT OBJECTIVES AND POLICIES

The investment objectives and policies of the Phoenix Real Estate Portfolio (the "Real Estate Portfolio" or "Portfolio") are described in the "Investment Objectives and Policies" and "Investment Techniques and Related Risks" sections of the Prospectus.

The investment objective of the Real Estate Portfolio is deemed to be a fundamental policy and may not be changed without the approval of the shareholders of the Portfolio. Investment restrictions described in this Statement of Additional Information are fundamental policies and may not be changed without the approval of the Portfolio's shareholders.

The following discussion supplements the description of the Portfolio's investment policies and investment techniques information contained in the Prospectus.

Money Market Instruments.

     Certificates of Deposit. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

     Time Deposits. Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

     Banker's Acceptances. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower, as well as the bank, is liable for payment, and the bank unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

     Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

     Corporate Debt Securities. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.

     U.S. Government Obligations. Securities issued or guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities, and times of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years, and Treasury bonds generally have maturities of greater than ten years. Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Banks of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Government; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

     Repurchase Agreements. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Fund's custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans under the Investment Company Act of 1940, as amended (the "1940 Act").

     Bank Obligations. For purposes of the Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches.

     When-Issued and Delayed Delivery Transactions. When the Portfolio agrees to purchase securities on a when-issued or delayed delivery basis, its custodian will set aside any asset, including equity securities and any non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the amount of the purchase or the commitment in a pledged account. Normally, the custodian will set aside portfolio securities to meet this requirement. The market value of the pledged account will be monitored and if such market value declines, the Portfolio will be required subsequently to place additional assets in the pledged account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitments. Because the Portfolio will set aside cash or other liquid assets in the manner described, the Portfolio's liquidity and ability to manage its portfolio might be affected in the event its when-issued purchases or delayed delivery commitments ever exceeded 25% of the value of its assets. In the case of a delayed delivery of the sale of portfolio securities, the Portfolio's custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

     The Portfolio will make commitments to purchase securities on a when-issued basis or delayed delivery basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a capital gain or loss. When the Portfolio engages in when-issued and delayed delivery transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The value of the securities underlying a when-issued purchase or a delayed delivery to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Portfolio makes a delayed delivery of the sale of securities it owns, the proceeds to be received upon settlement are included in the Portfolio's assets, and fluctuations in the value of the underlying securities are not reflected in the Portfolio's net asset value as long as the commitment remains in effect.

     Financial Futures and Related Options. The Portfolio may use financial futures contracts and related options to hedge against changes in the market value of its portfolio securities or securities which it intends to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges--long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in the Portfolio's holdings may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities which the Portfolio may wish to purchase in the future by purchasing futures contracts.

     The Portfolio may purchase or sell any financial futures contracts which are traded on a recognized exchange or board of trade. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the Standard & Poor's 500 Composite Stock Price Index and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.


     In contrast to the situation when the Portfolio purchases or sells a security, no security is delivered or received by the Portfolio upon the purchase or sale of a financial futures contract. Initially, the Portfolio will be required to deposit in a segregated account with its custodian bank an amount of cash, U.S. Treasury bills or liquid high grade debt obligations. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market.


     The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

     Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. The Portfolio will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those which would apply to purchases and sales of securities directly.

     Limitations on Futures Contracts and Related Options. The Portfolio may not engage in transactions in financial futures contracts or related options for speculative purposes but only as a hedge against anticipated changes in the market value of its portfolio securities or securities which it intends to purchase. The Portfolio may not purchase or sell financial futures contracts or related options if, immediately thereafter, the sum of the amount of initial margin deposits on the Portfolio's existing futures and related options positions and the premiums paid for related options would exceed 2% of the market value of the Portfolio's total assets after taking into account unrealized profits and losses on any such contracts. At the time of purchase of a futures contract or a call option on a futures contract, any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the market value of the futures contract minus the Portfolio's initial margin deposit with respect thereto will be deposited in a segregated account with the Portfolio's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which the Portfolio may enter into financial futures contracts and related options also may be limited by the requirements of the Internal Revenue Code for qualification as a regulated investment company. See "Taxes."

     Risks Relating to Futures Contracts and Related Options. Positions in futures contracts and related options may be closed out only on an exchange which provides a secondary market for such contracts or options. The Portfolio will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements the Portfolio would continue to be required to make daily margin payments. In this situation, if the Portfolio has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Portfolio's ability to hedge its portfolio effectively.

     There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger's opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause the Portfolio to incur additional brokerage commissions and may cause an increase in the Portfolio's portfolio turnover rate.

     The successful use of futures contracts and related options also depends on the ability of the Adviser to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by the Portfolio or such prices move in a direction opposite to that anticipated, the Portfolio may realize a loss on the hedging transaction which is not offset by an increase in the value of its portfolio securities. As a result, the Portfolio's return for the period may be less than if it had not engaged in the hedging transaction.

     Utilization of futures contracts by the Portfolio involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, the Portfolio will experience a gain or loss which will not be completely offset by movements in the price of the securities. It is possible that, where the Portfolio has sold futures contracts to hedge its portfolio against decline in the market, the market may advance and the value of securities held in the Portfolio's holdings may decline. If this occurred, the Portfolio would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before the Portfolio is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Portfolio then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

     The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful hedging transaction.

     Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for the Portfolio because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Portfolio while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

     Mortgage-Related Securities. The Portfolio may invest in Mortgage-Related Securities (as defined in the Prospectus), including those representing an undivided ownership interest in a pool of mortgages, such as certificates of the Government National Mortgage Association ("GNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees. The average life of a Mortgage-Related Security varies with the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments, mortgage refinancings or foreclosure. Mortgage prepayment rates are affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments.


     Securities issued by Government National Mortgage Association ("GNMA") are, and securities issued by Federal National Mortgage Association ("FNMA") include, mortgage-backed securities representing part ownership of a pool of mortgage loans. In the case of GNMA, the mortgages are insured by the Federal Housing Administration or Farmers' Home Administration or guaranteed by the Veteran's Administration. In the case of FNMA, the mortgages are not insured by an agency of the U.S. Government.

     The prices of mortgage-backed securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Mortgage-backed securities issued by GNMA and FNMA currently offer yields which are higher than those available on other securities of the U.S. Government and its agencies and instrumentalities, but may be less effective than these other securities as a means of "locking in" attractive long-term interest rates. This is a result of the need to reinvest prepayment of principal and the possibility of significant unscheduled prepayments resulting from declines in mortgage interest rates. As a result, these securities have less potential for capital appreciation during periods of declining interest rates than other investments of comparable risk of decline in value during periods of rising rates.


     Lending Portfolio Securities. In order to increase its return on investments, the Portfolio may make loans of the portfolio securities as long as the market value of the loaned securities does not exceed 33% of the value of the Portfolio's total assets. Loans of portfolio securities will always be fully collateralized by cash or U.S. government securities at no less than 102% of the market value of the loaned securities (as marked to market daily) and made only to borrowers considered to be creditworthy. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities and possibly the loss of the collateral if the borrower fails financially.

     Investment in Other Investment Companies. The Fund is authorized to invest in the securities of other investment companies subject to the limitations contained in the 1940 Act. In certain countries, investments by the Fund may only be made through investments in other investment companies that, in turn, are authorized to invest in the securities that are issued in such countries. Investors should recognize that the Portfolio's purchase of the securities of such other investment companies results in the layering of expenses such that investors indirectly bear a proportionate part of the expenses for such investment companies including operating costs, and investment advisory and administrative fees.


                            INVESTMENT RESTRICTIONS

     The Portfolio's fundamental policies cannot be changed without the approval vote of a majority of the outstanding shares of the Portfolio, which is the lesser of (i) 67% or more of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Portfolio. A proposed change in fundamental policy or investment objective will be deemed to have been effectively acted upon if a majority of the outstanding voting securities of the Portfolio votes for the approval of the proposal as provided above, notwithstanding (1) that such matter has not been approved by a majority of the outstanding securities of any other Portfolio affected by such matter and (2) that such matter has not been approved by a majority of the outstanding voting securities of the Fund.

     The following investment restrictions are fundamental policies of the Portfolio and may not be changed except as described above. The Portfolio may not:

 (1) issue senior securities, as such term is defined in the Investment Company Act of 1940, as amended, except as otherwise provided herein;

 (2) make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions; provided, however, the deposit or payment of an initial or maintenance margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin;

 (3) borrow money in excess of 25% of the value of its total assets, or pledge its assets to an extent greater than 3% of the market or other fair value of its total assets. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure or for extraordinary or emergency purposes. Deposits in escrow in connection with the writing of covered call options or in connection with the purchase or sale of financial futures contracts and related options shall not be deemed to be a pledge or other encumbrance;

 (4) engage in the business of underwriting the securities of others;

 (5) concentrate its investments in the securities of issuers all of which conduct their principal business activities in the same industry provided that this restriction shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or issuers principally engaged in the real estate industry as defined by the Adviser from time to time;

 (6) make any direct investment in real estate, real estate mortgage loans and/or commodities, except that the Fund may (a) purchase or sell readily marketable securities which are secured by interests in real estate, or issued by companies which deal in real estate including real estate investment and mortgage investment trusts, and (b) engage in financial futures contracts and related options transactions, provided that the sum of the initial margin deposits on the Fund's futures and related options positions and the premiums paid for related options do not exceed 5% of the Fund's total assets; and

 (7) make loans, except that the Fund may (a) invest up to 15% of its total assets in repurchase agreements of a type regarded as "liquid" which are fully collateralized as to principal and interest and which are entered into only with commercial banks, brokers and dealers considered by the Fund to be creditworthy and (b) loan its portfolio securities in amounts up to one-third of the market or other fair value of its total assets.

     If a percentage restriction on investment or utilization of assets as set forth is adhered to at the time an investment is made, a later change in the percentage resulting from a change in the values or costs of the Fund's assets will not be considered violate of the restriction.

                            PERFORMANCE INFORMATION


     Performance information for the Portfolio may appear in advertisements, sales literature, or reports to shareholders or prospective shareholders. Performance information in advertisements and sales literature may be expressed as yield and as total return.

     Quotations of yield for the Portfolio will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses (including pro rata Fund expenses and expenses applicable to each particular Portfolio) accrued during the period ("net investment income"), and are computed by dividing net investment income by the value of a share of the Portfolio on the last day of the period, according to the following formula:



 YIELD = 2[((a-b)) + 1) (6) - 1]
           -------
             cd


where,

a = dividends and interest earned during the period by the Portfolio b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and
d = the maximum offering price per share on the last day of the period.

As summarized in the Prospectus under the heading "Performance Information", total return is a measure of the change in value of an investment in the Portfolio over the period covered. The formula for total return used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Portfolio; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares of the Portfolio owned at the end of the period by the net asset value on the last trading day of the period; (3) assuming maximum sales charge deducted and reinvestment of all dividends at net asset value and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or the time period during which the registration statement including the Portfolio was in effect if the Portfolio has not been in existence for at least ten years.

Except as above stated, standardized quotations of average annual total return for each class of shares of the Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in either Class X or Class Y Shares of the Portfolio over a period of 1, 5, and 10 years (or up to the life of the class of shares). Standardized total return quotations reflect the deduction of a proportional share of each Class's expenses of the Portfolio (on an annual basis), and assume that all dividends and distributions are reinvested when paid. It is expected that the performance of Class X Shares shall be better than that of Class Y Shares as a result of lower distribution fees and certain incrementally lower expenses paid by Class X Shares. The Fund may also quote supplementally a rate of total return over different periods of time by means of aggregate, average, and year-by-year or other types of total return figures.

Performance information for the Portfolio (and each Class thereof) reflects only the performance of a hypothetical investment in a Class X or Class Y of the Portfolio during the particular time period in which the calculations are based. Performance information is not an indication of future performance. Performance information should be considered in light of the Portfolio's investment objectives and policies, characteristics and qualities of the Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                              PORTFOLIO TURNOVER


     Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Portfolio's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Portfolio. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of the Portfolio's shares and by requirements which enable the Fund to receive certain favorable tax treatment.

                            SERVICES OF THE ADVISER

     The offices of Phoenix Realty Securities ("PRS") are located at 38 Prospect Street, Hartford, Connecticut 06115. PRS was formed in 1994 as an indirect subsidiary of Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") of Hartford, Connecticut. Phoenix Home Life is a mutual insurance company engaged in the insurance and investment businesses. Phoenix Home Life's principal place of business is located at One American Row, Hartford, Connecticut.

     The Adviser continuously furnishes an investment program for the Portfolio and manages the investment and reinvestment of the assets of the Portfolio, subject at all times to the supervision of the Trustees. The Adviser, at its expense, furnishes certain other services, including the services of any member of its staff who serves as an officer of the Fund.

     The investment advisory agreement provides that all costs and expenses (other than those specifically referred to as being borne by the Adviser) incurred in the operation of the Fund are borne by the Fund. Each portfolio pays expenses incurred in its own operation and also pays a portion of the Fund's general administration expenses allocated on the basis of the asset size of the respective portfolio, except where an allocation using an alternative method can be more fairly made. Such expenses include, but shall not be limited to, all expenses incurred in the operation of the Fund and any public offering of its shares, including, among others, interest, taxes, brokerage fees and commissions, fees of Trustees who are not employees of the Adviser or any of its affiliates, expenses of Trustees' and shareholders' meetings, including the cost of printing and mailing proxies, a portion of the expenses of insurance premiums for fidelity and other coverage, expenses of repurchase and redemption of shares, expenses of issue and sale of shares (to the extent not borne by Equity Planning under its agreement with the Fund), association membership dues, charges of custodians, transfer agents, dividend disbursing agents and financial agents, bookkeeping, auditing, and legal expenses. The Fund will also pay the fees and bear the expense of registering and maintaining the registration of the Fund and its shares with the Securities and Exchange Commission and or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders.

     The investment advisory agreement provides that the Adviser shall not be liable to the Fund or to any shareholder of the Fund for any error of judgment or mistake of law or for any loss suffered by the Fund or by any shareholder of the Fund in connection with the matters to which the investment advisory agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of the Advisers in the performance of its duties thereunder.


     As full compensation for the services and facilities furnished to the Fund, the Adviser is entitled to a fee. The basic monthly advisory fee payable to the Adviser is subject to a performance adjustment based upon the Portfolio's annual performance as compared to certain prescribed benchmarks. The basic monthly fee will therefore increase or decrease by .005% for every .10% after the first .50% in which Portfolio performance (calculated at the highest total return of the Portfolio based on the methods described in the Prospectus and in this Statement of Additional Information) on a rolling twelve month basis is higher or lower than that of the NAREIT Equity Total Return Index. In no event will the increase or decrease in any one twelve month period exceed .10%. There will be no performance adjustment in the first twelve months following inception of the Portfolio. The following chart describes the total fees which would be applicable:



                                                                                           Performance
            Rolling One Year Portfolio Return vs. NAREIT Index               Base Fee      Adjustment      Total Fee
            --------------------------------------------------              -----------   -------------   -----------
(NAREIT Index -.50%) -       Portfolio Return      - (NAREIT Index  +.50%)      .50%          none            .50%
(NAREIT Index +.50%) -       Portfolio Return      - (NAREIT Index  +.60%)      .50%          +0.005%         .505%
(NAREIT Index +.60%) -       Portfolio Return      - (NAREIT Index  +.70%)      .50%          +0.01%          .51%
         . . .
(NAREIT Index +2.40%) -      Portfolio Return                                   .50%          +0.1%           .60%
(NAREIT Index -.60%) -       Portfolio Return      - (NAREIT Index  -.50%)      .50%          -0.005%         .495%
(NAREIT Index -.70%) -       Portfolio Return      - (NAREIT Index  -.60%)      .50%          -0.01%          .49%
         . . .
                             Portfolio Return      - (NAREIT Index -2.40%)      .50%          -0.10%          .40%

     The advisory agreement will continue in force from year to year, provided that the agreement must be approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the Portfolio. In addition, and in either event, the terms of the agreement and any renewal thereof must be approved by the vote of a majority of the Trustees who are not parties to the agreement or interested persons (as that term is defined in the Investment Company Act of 1940) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreement will terminate automatically if assigned and may be terminated at any time, without payment of any penalty, either by the Fund or by the Adviser, on sixty (60) days written notice.

                         SERVICES OF THE ADMINISTRATOR

     Duff & Phelp Investment Management Co. (the "Administrator") serves as administrator for the Real Estate Portfolio. Under the terms of the Administration Agreement, the Administrator will assist in maintaining office facilities, furnish clerical services, office supplies and stationery, provide advice and assistance on the general operations of the Portfolio, monitor and make recommendations concerning fidelity bond coverage, monitor compliance with the policies and limitations of the Portfolio as set forth in the Fund's governing documents, and prepare and/or coordinate all materials for the Board of Trustees' meetings. As compensation, the Administrator receives a fee, computed daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Portfolio.

     The Agreement continues in effect from year to year provided such continuance is specifically approved at least annually by the Fund's Board of Trustees including a majority of the trustees who are not interested persons or by a vote of a majority of the outstanding voting securities of the Portfolio. The Agreement automatically terminates upon its assignment and may be terminated by either party at any time upon not less than 60 days' written notice.

                             BROKERAGE ALLOCATION

     In effecting portfolio transactions for the Fund, the Adviser adheres to the Fund's policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for "brokerage and research services" as defined herein. The Adviser may cause the Fund to pay a broker an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting the transaction if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or that any offset of direct expenses of the Portfolio yields the best net price. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include giving advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities; furnishing analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Fund or to the Adviser are considered to be in addition to and not in lieu of services required to be performed by the Adviser under its contract with the Fund and may benefit both the Fund and other clients of the Adviser. Conversely, brokerage and research services provided by brokers to other clients of the Adviser may benefit the Fund.

     If the securities in which the Portfolio invests are traded primarily in the over-the-counter market, where possible the Portfolio will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commission or transfer taxes.


     The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Fund (involving both price paid or received and any net commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Adviser in determining the overall reasonableness of brokerage commissions paid by the Fund. Some portfolio transactions are, subject to the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to obtaining best prices and executions, effected through dealers (excluding Equity Planning) who sell shares of the Fund. Past sales of Fund shares may be considered when selecting dealers to effect portfolio transactions.


     The Fund has adopted a policy and procedures governing the execution of aggregated advisory client orders ("bunching procedures") in an attempt to lower commission costs on a per-share and per-dollar basis. According to the bunching procedures, the Advisor shall aggregate transactions unless it believes in its sole discretion that such aggregation is consistent with its duty to seek best execution (which shall includes the duty to seek best price) for the Fund. No advisory account of the Advisor is to be favored over any other account and each account that participates in an aggregated order is expected to participate at the average share price for all transactions of the Advisor in that security on a given business day, with all transaction costs share pro rata based on the Fund's participation in the transaction. If the aggregated order is filled in its entirety, it shall be allocated among the Adviser's accounts in accordance with the allocation order, and if the order is partially filled, it shall be allocated pro rata based on the allocation order. Notwithstanding the foregoing, the order may be allocated on a basis different from that specified in the allocation order if all accounts of the Adviser whose orders are allocated receive fair and equitable treatment and the reason for such different allocation is explained in writing and is approved in writing by the Adviser's compliance officer as soon as practicable after the opening of the markets on the trading day following the day on which the order is executed. If an aggregated order is partially filled and allocated on a basis different from that specified in the allocation order, no account that is benefited by such different allocation may intentionally and knowingly effect any purchase or sale for a reasonable period following the execution of the aggregated order that would result in it receiving or selling more shares than the amount of shares it would have received or sold had the aggregated order been completely filled. The Trustees will annually review these procedures or as frequently as shall appear appropriate.



 As the Portfolio is in startup, it has paid no brokerage commissions.

                       DETERMINATION OF NET ASSET VALUE

     The net asset value per share of each Portfolio is determined as of the close of regular trading of the New York Stock Exchange (the "Exchange") on days when the Exchange is open for trading. The Exchange will be closed on the following observed national holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Fund does not price securities on weekends or United States national holidays, the net asset value of a Portfolio's foreign assets may be significantly affected on days when the investor has no access to the Fund. The net asset value per share of a Portfolio is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities, and dividing by the total number of outstanding shares of the Portfolio. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the Securities and Exchange Commission. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Portfolio, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.

     A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place for any Portfolio which invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of such Portfolio. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and ask quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates. If at any time a Portfolio has investments where market quotations are not readily available, such investments are valued at the fair value thereof as determined in good faith by the Trustees although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.


                              PURCHASE OF SHARES

     The Prospectus includes information as to the offering price of shares of the Portfolio and the minimum initial and subsequent investments which may be made in the Portfolio. Sales of shares are made through registered representatives of Equity Planning, or through securities dealers with whom Equity Planning has sales agreements. Sales of shares are also made to customers of bank affiliated securities brokers with whom Equity Planning has sales agreements. Customers purchase shares at the applicable net asset value.

     The Portfolio currently declares all income dividends and all capital gain distributions, if any, payable in shares of the Fund at net asset value or, at the option of the shareholder, in cash. Unless otherwise specified in writing, shareholders shall automatically receive both dividends and capital gain distributions in additional shares. If a shareholder elects to receive dividends and/or distributions in cash and the check cannot be delivered or remains uncashed by the shareholder due to an invalid address, then the dividend and/or distribution will be reinvested after the Transfer Agent has been informed that the proceeds are undeliverable. Additional shares will be purchased for the shareholder's account at the then current net asset value. Reinvestment direction forms and prospectuses are available from Equity Planning. An alternate payee section has been incorporated into the application allowing distributions to be mailed to a second payee and/or address. Dividends and capital gain distributions received in shares are taxable to the shareholder and credited in full and fractional shares computed at the closing net asset value on the next business day after the record date. To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in the shareholder's account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, he will receive cash for the dividend or distribution regardless of the distribution option selected.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES


     As stated in the Prospectus, the Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio intends to elect to be treated as a regulated investment company ("RIC") and qualify as such under Subchapter M of the Internal Revenue Code (the "Code").

     The Code sets forth numerous criteria which must be satisfied in order for the Portfolio to qualify as a RIC. The Portfolio must, among other things, meet the following tests for each taxable year: (1) at least 90% of the Portfolio's gross income must be derived from a) dividends, b) interest, c) payments with respect to securities loans, d) gains from the sale or other disposition of stocks or securities or foreign currencies, or e) other income (including but not limited to gains from options, futures, or forward contracts) derived by the Portfolio with respect to its business of investing in stocks, securities or currencies; (2) less than 30% of the Portfolio's gross income must be derived from gains realized on the sale or other disposition of: a) stocks or securities
b) options, futures or forward contracts (other than options, futures, or forward contracts on foreign currencies) held less than three months; and c) foreign currencies (or options, futures, or forward contracts) not directly related to the Portfolio business of investing in stocks or securities; and (3) distribute annually at least 90% of its investment company taxable income and net exempt-interest income.

     In addition to the gross income tests, to qualify as a RIC, the Portfolio must also diversify its holdings so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Portfolio and not more than 10% of the outstanding voting securities of such issuer, and (2) not more than 25% of the value of its total assets is invested in the assets of any one issuer (other than U.S. Government securities). If in any taxable year a Portfolio does not qualify as a RIC, all of its net investment income and realized capital gains will be taxed at corporate rates.

     In each taxable year that the Portfolio qualifies as a RIC, it (but not its shareholders) will be relieved of federal income tax on that portion of its net investment income and net capital gains that are currently distributed (or deemed distributed) to its shareholders. It is the policy of the Portfolio to distribute all of its net investment income and net capital gains to its shareholders in order to avoid any federal income tax liability. In addition, the Portfolio intends to make timely distribution sufficient in amount to avoid a non-deductible 4% excise tax. An excise tax will be imposed on the Portfolio to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its net ordinary income for such calendar year and 98% of its net capital gains as determined for the one year period ending October 31 of such calendar year. In addition, an amount equal to the undistributed net ordinary income and net capital gains from the previous calendar year must also be distributed to avoid the excise tax.

     The Fund is required to withhold for income taxes 31% of dividends, distributions and redemption payments, if any of the following circumstances exist: i) a shareholder fails to provide the Fund with a correct taxpayer identification number (TIN); ii) the Fund is notified by the Internal Revenue Service that the shareholder furnished an incorrect TIN; or iii) the Fund is notified by the Internal Revenue Service that withholding is required because the shareholder failed to report the receipt of dividends or interest from other sources. Withholding may also be required for accounts with respect to which a shareholder fails to certify that i) the TIN provided is correct and ii) the shareholder is not subject to such withholding. However, withholding will not be required from certain exempt entities nor those shareholders complying with the procedures as set forth by the Internal Revenue Service. A shareholder is required to provide the Fund with a correct TIN. The Fund in turn is required to report correct taxpayer identification numbers when filing all tax forms with the Internal Revenue Service. Should the IRS levy a penalty on the Fund for reporting an incorrect TIN and that TIN was provided by the shareholder, the Fund will pass the penalty onto the shareholder.

     Dividends paid by the Portfolio from net investment income and net realized short-term capital gains to a shareholder who is a nonresident alien individual, a foreign fund or estate, a foreign corporation or a foreign partnership (a foreign shareholder) will be subject to United States withholding tax at a rate of 30% unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax and any foreign taxes.

     The discussion of "Dividends, Distributions and Taxes" in the Prospectus, in conjunction with the foregoing, is a general and abbreviated summary of applicable provisions of the Code and Treasury regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and regulations, as well as the current interpretations thereof, may be changed at any time by legislative, judicial, or administrative action. Shareholders are urged to consult with their tax advisor regarding specific questions as to federal, state, local or foreign taxes.

                                THE DISTRIBUTOR

     Phoenix Equity Planning Corporation ("Equity Planning" or "Distributor"), which has undertaken to use its best efforts to find purchasers for shares of the Fund, serves as the national distributor of the Fund's shares. Shares of the Portfolio are offered on a continuous basis. Pursuant to distribution agreements for each class of shares or distribution method, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers or agents, and is obligated to purchase only those shares for which it has received purchase orders. Equity Planning may also sell Fund shares pursuant to sales agreements entered into with bank-affiliated securities brokers who, acting as agent for their customers, place orders for Fund shares with Equity Planning. Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting, distributing or selling securities (including mutual fund shares), banking regulators have not indicated that such institutions are prohibited from purchasing mutual fund shares upon the order and for the account of their customers. In addition, state securities laws on this issue may differ from the interpretations of federal law and banks and financial institutions may be required to register as dealers pursuant to state law. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of bank-affiliated securities brokers are not permitted, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with bank-affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of the Portfolio.

     Pursuant to a Financial Agent Agreement, Equity Planning provides bookkeeping and pricing services and certain other ministerial functions directly to the Fund. As compensation for such services, Equity Planning is entitled to a fee, payable monthly and based upon the average of the aggregate daily net asset values of the fund, at the following incremental annual rates:



 First $100 million                    .05%
 $100 million to $300 million          .04%
 $300 million to $500 million          .03%
 Greater than $500 million             .015%




     A minimum fee of $70,000 is applicable. In addition, Equity Planning is paid $12,000 for each class of shares beyond one.


     In addition, pursuant to an agreement between Equity Planning, the Fund's Transfer Agent, and State Street Bank and Trust Company, State Street has been appointed subagent to perform certain shareholder servicing functions for the Fund. For performing such services State Street receives a monthly fee from Equity Planning.

                               DISTRIBUTION PLAN

     The Fund has adopted a distribution plan on behalf of its Class Y Shares pursuant to Rule 12b-1 of the 1940 Act (the "Plan"). The Plan permits the Fund to reimburse the Distributor for expenses incurred in connection with activities intended to promote the sale of shares of Class Y Shares of the Fund.


     Pursuant to the Plan, the Fund may reimburse the Distributor for actual expenses of the Distributor up to 0.25% of the average daily net assets of the Class Y Shares. Expenditures under the Plan shall consist of: (i) commissions to sales personnel for selling Class Y Shares of the Fund; (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions which have entered into selling agreements with the Distributor for services rendered in connection with the sale and distribution of Class Y Shares of the Fund; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Fund; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Fund's Prospectus and Statement of Additional Information for distribution to potential investors; and
(vii) such other similar services that the Trustees of the Fund determines are reasonably calculated to result in the sale of Class Y Shares of the Fund; provided, however, a portion of such amount paid to the Distributor, which portion shall be equal to or less than 0.25% annually of the average daily net assets of the Fund's Class Y Shares may be paid for reimbursing the costs of providing services to Class Y shareholders, including assistance in connection with inquiries related to shareholder accounts (the "Service Fee").


     In order to receive payments under the Plan, participants must meet such qualifications to be established in the sole discretion of the Distributor, such as services to the Fund's Class Y shareholders, or services providing the Fund with more efficient methods of offering shares to coherent groups of clients, members or prospects of a participant, or services permitting bulking of purchases or sales, or transmission of such purchases or sales by computerized tape or other electronic equipment, or other processing.

     On a quarterly basis, the Trustees of the Fund review a report on expenditures under the Plan and the purposes for which expenditures were made. The Trustees conduct an additional, more extensive review annually in determining whether the Plan will be continued. By its terms, continuation of the Plan from year to year is contingent on annual approval by a majority of the Trustees of the Fund and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the "Plan Trustees"). The Plan provides that it may not be amended to increase materially the costs which the Fund may bear pursuant to the Plan without approval of the Class Y shareholders of the Fund and that other material amendments to the Plan must be approved by a majority of the Plan Trustees by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan further provides that while it is in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees who are not "interested persons." The Plan may be terminated at any time by vote of a majority of the Plan Trustees or a majority of the outstanding Class Y Shares of the Fund.


     As the Portfolio is in startup, it has paid no Rule 12b-1 fees. No interested persons of the Fund and no Trustee who is not an interested person of the Fund, as that term is defined in the Investment Company Act of 1940, had any direct or indirect financial interest in the operation of the Plan.

                             TRUSTEES AND OFFICERS

     The Trustees and Officers of the Fund and their business affiliations for the past five years are set forth below and, unless otherwise noted, the address of each executive officer and Trustee is 56 Prospect Street, Hartford, Connecticut, 06115-0480.


                               Positions Held                          Principal Occupations
Name, Address and Age          With the Fund                           During the Past 5 Years
---------------------          --------------                          -----------------------
C. Duane Blinn (69)            Trustee             Partner in the law firm of Day, Berry & Howard. Director/Trustee,
Day, Berry & Howard                                Phoenix Funds (1980-present). Trustee, Phoenix-Aberdeen Series
CityPlace                                          Fund (1996-present). Director/Trustee, the National Affiliated
Hartford, CT 06103                                 Investment Companies (until 1993).
Robert Chesek (62)             Trustee             Trustee/Director, Phoenix Funds (1981-present) and Chairman
49 Old Post Road                                   (1989-1994). Trustee, Phoenix-Aberdeen Series Fund (1996-present).
Wethersfield, CT 06109                             Director/Trustee, the National Affiliated Investment Companies (until
                                                   1993). Vice President, Common Stock, Phoenix Home Life Mutual
                                                   Insurance Company (1980-1994).
E. Virgil Conway (67)          Trustee             Chairman, Metropolitan Transportation Authority (1992-present).
9 Rittenhouse Road                                 Trustee/Director, Consolidated Edison Company of New York, Inc.
Bronxville, NY 10708                               (1970-present), Pace University (1978-present), Atlantic Mutual
                                                   Insurance Company (1974-present), HRE Properties (1989-present),
                                                   Greater New York Councils, Boy Scouts of America (1985-present),
                                                   Union Pacific Corp. (1978-present), Blackrock Fund for Freddie Mac
                                                   Mortgage Securities (Advisory Director) (1990-present), Centennial
                                                   Insurance Company (1974-present), Josiah Macy, Jr., Foundation
                                                   (1975-present) and The Harlem Youth Development Foundation
                                                   (1987-present). Chairman, Audit Committee of the City of New York
                                                   (1981-1996). Director/Trustee, the National Affiliated Investment
                                                   Companies (until 1993). Director/Trustee, Phoenix Funds (1993-
                                                   present). Trustee, Phoenix-Aberdeen Series Fund (1996-present).
                                                   Director, Duff & Phelps Utilities Tax-Free Income Inc. and Duff &
                                                   Phelps Utility and Corporate Bond Trust Inc. (1995-present). Director,
                                                   Accuhealth (1994-present), Trism, Inc. (1994-present), Realty
                                                   Foundation of New York (1972-present), Chairman, New York
                                                   Housing Partnership Development Corp. (1981-present), and
                                                   Blackrock Fannie Mae Mortgage Securities Fund (Advisory Director)
                                                   (1989-1996) and Advisory Director, Fund Directions (1993-present).
                                                   Chairman, Financial Accounting Standards Advisory Council
                                                   (1992-1995).
William W. Crawford (68)       Trustee             Representative (1994-1995), Senior Executive (1994-1995), President
3029 Wynfield Mews Lane                            and Chief Operating Officer (1988-1993), Hilliard, Lyons, Inc.
Louisville, KY 40206                               (broker/dealer). Director, Duff & Phelps Utilities Tax-Free Income
                                                   Inc. (1995-present), Duff & Phelps Utility and Corporate Bond Trust
                                                   Inc. (1995-present).
Harry Dalzell-Payne (67)       Trustee             Director/Trustee, Phoenix Funds (1983-present). Director, Duff & Phelps
330 East 39th Street                               Utilities Tax-Free Income Inc. (1995-present), Duff & Phelps Utility and
Apartment 29G                                      Corporate Bond Trust Inc. (1995-present). Trustee, Phoenix-Aberdeen Series
New York, NY 10016                                 Fund (1996-present). Director, Farragut Mortgage Co., Inc. (1991-1994).
                                                   Director/Trustee, the National Affiliated Investment Companies (1983-1993).
                                                   Formerly a Major General of the British Army.
William N. Georgeson (69)      Trustee             Director, Duff & Phelps Utility and Corporate Bond Trust Inc.
575 Glenwood Road                                  (1994-present) and Duff & Phelps Utilities Tax-Free Income Inc.
Lake Forest, IL 60045                              (1993-present).



                                       12




                               Positions Held                          Principal Occupations
Name, Address and Age          With the Fund                           During the Past 5 Years
---------------------          --------------                          -----------------------

 *Francis E. Jeffries (66)       Trustee            Director and Chairman of the Board, Phoenix Duff & Phelps
6585 Nicholas Blvd.                                 Corporation (1995-present). Director/Trustee, Phoenix Funds (1995-
Apt. 1601                                           present). Trustee, Phoenix-Aberdeen Series Fund (1996-present).
Naples, FL 33963                                    Director, Duff & Phelps Utilities Income Fund (1987-present), Duff &
                                                    Phelps Utilities Tax-Free Income Inc. (1991-present), Duff & Phelps
                                                    Utility and Corporate Bond Trust Inc. (1993-present) and The
                                                    Empire District Electric Company (1984-present). Director (1989-
                                                    1995), Chairman of the Board (1993-1995), President (1989-1993),
                                                    and Chief Executive Officer (1989-1995), Duff & Phelps Corporation.
Leroy Keith, Jr. (58)            Trustee            Chairman and Chief Executive Officer, Carson Products Company
Chairman and Chief                                  (1995-present). Director/Trustee, Phoenix Funds (1980-present).
Executive Officer                                   Trustee, Phoenix-Aberdeen Series Fund (1996-present). Director,
Carson Product Company                              Equifax Corp. (1991-present) and Keystone International Fund, Inc.
64 Ross Road                                        (1989-present). Trustee, Keystone Liquid Trust, Keystone Tax Exempt
Savannah, GA 30750                                  Trust, Keystone Tax Free Fund, Master Reserves Tax Free Trust, and
                                                    Master Reserves Trust. Director/Trustee, the National Affiliated
                                                    Investment Companies (until 1993). Director, Blue Cross/Blue Shield
                                                    (1989-1993) and First Union Bank of Georgia (1989-1993). President,
                                                    Morehouse College (1987-1994). Chairman and Chief Executive
                                                    Officer, Keith Ventures (1992-1994).
 *Philip R. McLoughlin (50)      Trustee and        Director, Vice Chairman and Chief Executive Officer, Phoenix Duff &
One American Row                 President          Phelps Corporation (1995-present). Director (1994-present) and
Hartford, CT 06102                                  Executive Vice President, Investments, (1988-present) Phoenix Home
                                                    Life Mutual Insurance Company. Director/Trustee and President,
                                                    Phoenix Funds (1989-present). Trustee, Phoenix-Aberdeen Series
                                                    Fund (1996-present), Duff & Phelps Utilities Tax-Free Income Inc.
                                                    (1995-present) and Duff & Phelps Utility and Corporate Bond Trust
                                                    Inc. (1995-present). Director, (1983-present) and Chairman (1995-
                                                    present) Phoenix Investment Counsel, Inc. Director (1984-present)
                                                    and President (1990-present), Phoenix Equity Planning Corporation.
                                                    Director, Phoenix Realty Group, Inc. (1994-present), Phoenix Realty
                                                    Advisors, Inc. (1987-present), Phoenix Realty Investors, Inc. (1994-
                                                    present), Phoenix Realty Securities, Inc. (1994-present), PXRE
                                                    Corporation (Delaware) (1985-present), and World Trust Fund (1991-
                                                    present). Director and Executive Vice President, Phoenix Life and
                                                    Annuity Company (1996-present), Director and Executive Vice
                                                    President, PHL Variable Insurance Company (1995-present), and
                                                    Director, Phoenix Charter Oak Trust Company (1996-present).
                                                    Director/Trustee, the National Affiliated Investment Companies (until
                                                    1993). Director (1994-present), Chairman (1996-present) and Chief
                                                    Executive Officer (1995-1996), National Securities & Research
                                                    Corporation and Director and President, Phoenix Securities Group,
                                                    Inc. (1993-1996). Director (1992-present) and President (1992-1994),
                                                    W.S. Griffith & Co., Inc. (1992-1995) and Director (1992-present) and
                                                    President (1992-1994), Townsend Financial Advisers, Inc. Director
                                                    and Vice President, PM Holdings, Inc. (1985-present).
Eileen A. Moran (42)             Trustee            President and Chief Executive Officer, Public Service Resources
                                                    Corporation (1990-present).


                                       13




                               Positions Held                          Principal Occupations
Name, Address and Age          With the Fund                           During the Past 5 Years
---------------------          --------------                          -----------------------
Everett L. Morris (68)         Trustee            Vice President, W.H. Reaves and Company (1993-present). Director/
164 Laird Road                                    Trustee, Phoenix Funds (1995-present). Trustee, Duff & Phelps
Colts Neck, NJ 07722                              Mutual Funds (1994-present). Trustee, Phoenix-Aberdeen Series Fund
                                                  (1996-present). Director, Duff & Phelps Utilities Tax-Free Income
                                                  Inc. (1991-present), Duff & Phelps Utility and Corporate Bond Trust
                                                  Inc. (1993-present) and Public Service Enterprise Group,
                                                  Incorporated (1986-1993). President and Chief Operating Officer,
                                                  Enterprise Diversified Holdings, Incorporated (1989-1993). Senior
                                                  Executive Vice President and Chief Financial Officer, Public Service
                                                  Electric and Gas Company (1986-1992).
 *James M. Oates (50)          Trustee            Chairman, IBEX Capital Markets LLC (1997-present). Managing
Managing Director                                 Director, Wydown Group (1994-present). Director, Phoenix Duff &
The Wydown Group                                  Phelps Corporation (1995-present). Director/Trustee, Phoenix Funds
IBEX Capital Markets LLC                          (1987-present). Trustee, Phoenix-Aberdeen Series Fund (1996-
60 State Street                                   present). Director, Govett Worldwide Opportunity Funds, Inc. (1991-
Suite 950                                         present), Blue Cross and Blue Shield of New Hampshire (1994-
Boston, MA 02109                                  present), Investors Financial Service Corporation (1995-present),
                                                  Investors Bank & Trust Corporation (1995-present) and Plymouth
                                                  Rubber Co. (1995-present). Director, Stifel Financial (1996-present).
                                                  Member, Chief Executives Organization (1996-present). Director/
                                                  Trustee, the National Affiliated Investment Companies (until 1993).
                                                  Director and President (1984-1994) and Chief Executive Officer
                                                  (1986-1994), Neworld Bank.
Richard A. Pavia (66)          Trustee            Director (1981-present), Chairman and Chief Executive Officer (1989-
7145 North Ionia                                  1994), Speer Financial, Inc. Director, Duff & Phelps Utilities Tax-
Chicago, IL 60646                                 Free Income Inc. (1991-present), Duff & Phelps Utility and Corporate
                                                  Bond Trust Inc. (1992-present).
 *Calvin J. Pedersen (54)      Trustee            Director and President, Phoenix Duff & Phelps Corporation (1995-
Phoenix Duff & Phelps                             present). Director/Trustee, Phoenix Funds (1995-present). Trustee,
Corporation                                       Phoenix-Aberdeen Series Fund (1996-present). President and Chief
55 East Monroe Street                             Executive Officer, Duff & Phelps Utilities Tax-Free Income Inc.
Suite 3600                                        (1995-present), Duff & Phelps Utilities Income Fund (since
Chicago, IL 60603                                 inception), and Duff & Phelps Utility and Corporate Bond Trust Inc.
                                                  (1995-present). Director (1986-1995), President (1993-1995) and
                                                  Executive Vice President (1992-1993), Duff & Phelps Corporation.
Philip R. Reynolds (69)        Trustee            Director/Trustee, Phoenix Funds (1984-present). Trustee, Phoenix-
43 Montclair Drive                                Aberdeen Series Fund (1996-present). Director, Vestaur Securities, Inc.
West Hartford, CT 06107                           (1972-present). Trustee and Treasurer, J. Walton Bissell Foundation, Inc.
                                                  (1988-present). Director/Trustee, the National Affiliated Investment
                                                  Companies (until 1993).
Herbert Roth, Jr. (68)         Trustee            Director/Trustee, Phoenix Funds (1980-present). Trustee, Phoenix-
134 Lake Street                                   Aberdeen Series Fund (1996-present). Director, Boston Edison
P.O. Box 909                                      Company (1978-present), Phoenix Home Life Mutual Insurance
Sherborn, MA 01770                                Company (1972-present), Landauer, Inc. (medical services) (1970-
                                                  present), Tech Ops./Sevcon, Inc. (electronic controllers) (1987-
                                                  present), Key Energy Group (oil rig service) (1988-1994), and Mark
                                                  IV Industries (diversified manufacturer) (1985-present). Director/
                                                  Trustee, the National Affiliated Investment Companies (until 1993).



                                       14




                               Positions Held                          Principal Occupations
Name, Address and Age          With the Fund                           During the Past 5 Years
---------------------          --------------                          -----------------------
Richard E. Segerson (50)         Trustee            Director/Trustee, Phoenix Funds, (1993-present). Trustee, Phoenix-
102 Valley Road                                     Aberdeen Series Fund (1996-present). Managing Director, Mullin
New Canaan, CT 06840                                Associates (1993-present). Vice President and General Manager,
                                                    Coats & Clark, Inc. (previously Tootal American, Inc.) (1991-1993).
                                                    Director/Trustee, the National Affiliated Investment Companies
                                                    (1984-1993).
Lowell P. Weicker, Jr. (65)      Trustee            Trustee/Director, Phoenix Funds (1995-present). Trustee, Phoenix-
731 Lake Avenue                                     Aberdeen Series Fund (1996-present). Chairman, Dresing, Lierman,
Greenwich, CT 06830                                 Weicker (1995-1996). Director, UST Inc. (1995-present), HPSC Inc.
                                                    (1995-present), Duty Free International (1997-present) and
                                                    Compuware (1996-present). Visiting Professor, University of Virginia
                                                    (1997-present). Governor of the State of Connecticut (1991-1995).
William J. Newman (57)           Senior Vice        Executive Vice President (1995-present), Chief Investment Strategist
                                 President          (1996-present), Phoenix Investment Counsel, Inc. Executive Vice
                                                    President and Chief Investment Strategist (1996-present), Senior Vice
                                                    President (1995-1996), National Securities & Research Corporation.
                                                    Senior Vice President, Phoenix Equity Planning Corporation (1995-
                                                    1996), Phoenix Strategic Equity Series Fund (1996-present). The
                                                    Phoenix Edge Series Fund (1995-present), Phoenix Multi-Portfolio
                                                    Fund (1995-present), Phoenix Income and Growth Fund (1996-
                                                    present), Phoenix Series Fund (1996-present). Phoenix Strategic
                                                    Allocation Fund, Inc. (1996-present), Phoenix Worldwide
                                                    Opportunities Fund (1996-present) and Phoenix-Aberdeen Series
                                                    Fund (1996-present). Vice President, Common Stock and Chief
                                                    Investment Strategist. Phoenix Home Life Mutual Insurance Company
                                                    (April 1995-November 1995). Chief Investment Strategist, Kidder,
                                                    Peabody Co., Inc. (1993-1994). Managing Director, Equities, Bankers
                                                    Trust Company (1991-1993).
Marvin E. Flewellen (32)         Vice               Senior Vice President and Fixed Income Portfolio Manager, Duff &
55 East Monroe Street            President          Phelps Investment Management Co. (1994-present). Second Vice
Suite 3800                                          President and Portfolio Manager, Northern Trust Bank (1985-1994).
Chicago, IL 60603
Michael E. Haylon (39)           Vice               Director and Executive Vice President--Investments. Phoenix Duff &
                                 President          Phelps Corporation (1995-present). Executive Vice President, Phoenix
                                                    Funds (1993-present) and Phoenix-Aberdeen Series Fund (1976-
                                                    present). Director (1994-present), President (1995-present), Executive
                                                    Vice President (1994-1995), Vice President (1991-1994), Phoenix
                                                    Investment Counsel, Inc. Director (1994-present), President (1996-
                                                    present), Executive Vice President (1994-1996), Vice President
                                                    (1993-1994). National Securities & Research Corporation. Director,
                                                    Phoenix Equity Planning Corporation (1995-present). Senior Vice
                                                    President, Securities Investments, Phoenix Home Life Mutual
                                                    Insurance Company (1993-1995). Various other positions with
                                                    Phoenix Home Life Mutual Insurance Company (1990-1993).
William E. Keen, III (33)        Vice               Assistant Vice President, Phoenix Equity Planning Corporation
                                 President          (1996-present). Vice President, Phoenix Funds, and Phoenix-
                                                    Aberdeen Series Fund (1996-present). Assistant Vice President,
                                                    USAffinity Funds, USAffinity Investments LP (1994-1995). Manager,
                                                    Fund Administration, SEI Corporation (1991-1994).


                                       15



                               Positions Held                          Principal Occupations
Name, Address and Age          With the Fund                           During the Past 5 Years
---------------------          --------------                          -----------------------
Christopher J. Kelleher (41)      Vice               Managing Director, Fixed Income (1996-present), Vice President
                                  President          (1991-1996), Phoenix Investment Counsel, Inc. and National
                                                     Securities & Research Corporation. Vice President, The Phoenix
                                                     Edge Series Fund (1989-present), Phoenix Series Fund (1989-
                                                     present). Portfolio Manager, Public Bonds, Phoenix Home Life Mutual
                                                     Insurance Company (1991-1995).
Thomas S. Melvin, Jr. (53)        Vice               Managing Director, Equities (1996-present), Vice President (1994-
                                  President          1996), Executive Vice President (1992-1994), Phoenix Investment
                                                     Counsel, Inc. Managing Director, Equities (1996-present), Vice
                                                     President (1994-1996), Executive Vice President (1993-1994),
                                                     National Securities & Research Corporation. Vice President, Phoenix
                                                     Multi-Portfolio Fund (1993-present). Portfolio Manager, Common
                                                     Stock, Phoenix Home Life Mutual Insurance Company (1991-1995).
William R. Moyer (52)             Vice               Senior Vice President and Chief Financial Officer, Phoenix Duff &
100 Bright Meadow Blvd.           President          Phelps Corporation (1995-present). Senior Vice President, Finance
P.O. Box 2200                                        (1990-present), Chief Financial Officer (1996-present), and Treasurer
Enfield, CT 06083-2200                               (1994-1996), Phoenix Equity Planning Corporation. Senior Vice
                                                     President (1990-present), Chief Financial Officer (1996-present) and
                                                     Treasurer (1994-present), Phoenix Investment Counsel, Inc. Senior
                                                     Vice President, Finance (1993-present), Chief Financial Officer
                                                     (1996-present), and Treasurer (1994-present), National Securities &
                                                     Research Corporation. Vice President, Phoenix Funds (1990-present)
                                                     and Phoenix-Aberdeen Series Fund (1996-present). Senior Vice
                                                     President, Finance, Phoenix Securities Group, Inc. (1993-1995).
                                                     Senior Vice President and Chief Financial Officer, W. S. Griffith &
                                                     Co., Inc. (1992-1995) and Townsend Financial Advisers, Inc. (1993-
                                                     1995). Vice President, the National Affiliated Investment Companies
                                                     (until 1993). Vice President, Investment Products Finance, Phoenix
                                                     Home Life Mutual Insurance Company (1990-1995).
Scott C. Noble (49)               Vice               Director and President, Phoenix Realty Group, Inc. (1994-present).
                                  President          Senior Vice President, Real Estate, Phoneix Home Life Mutual
                                                     Insurance Company (1991-present). Director and Executive Vice
                                                     President, Phoenix Real Estate Securities, Inc. (1993-present). Vice
                                                     President, Phoenix Multi-Portfolio Fund (1994-present) and The
                                                     Phoenix Edge Series Fund (1995-present). Director (1991-present)
                                                     and President (1993-present), Phoenix Founders, Inc. Director,
                                                     Phoenix Realty Advisors, Inc. (1991-present). Director, President and
                                                     Chief Executive Officer (1994-present), Phoenix Realty Investors, Inc.
                                                     Various other positions with Phoenix Home Life Mutual Insurance
                                                     Company (1991-1993).
C. Edwin Riley, Jr. (43)          Vice               Managing Director, Equities (1996-present), Vice President (1995-
                                  President          1996), Phoenix Investment Counsel, Inc. Managing Director, Equities,
                                                     National Securities & Research Corporation (1996-present). Vice
                                                     President, The Phoenix Edge Series Fund (1995-present), Phoenix
                                                     Strategic Allocation Fund, Inc. (1995-present), Phoenix Series
                                                     Fund (1996-present). Director of Equity Management, NationsBanc
                                                     (1981-1995).

                                       16




                         Positions Held                          Principal Occupations
Name, Address and Age    With the Fund                           During the Past 5 Years
---------------------    --------------                          -----------------------
Barbara Rubin (42)           Vice               Vice President (1992-present), Second Vice President (1986-1992),
                             President          Real Estate, Phoenix Home Life Mutual Insurance Company. Vice
                                                President, Phoenix Multi-Portfolio Fund (1994-present) and The
                                                Phoenix Edge Series Fund (1995-present). Vice President (1991-
                                                present), 238 Columbus Blvd., Inc. Director (1998-present) and Vice
                                                President (1993-present), Phoenix Founders, Inc. Vice President
                                                Phoenix Real Estate Securities, Inc. (1993-present). Director and
                                                President, Phoenix Realty Advisors, Inc. (1987-present). President
                                                (1995-present), Executive Vice President (1994-present), Phoenix
                                                Realty Securities, Inc.
Leonard J. Saltiel (45)      Vice               Managing Director (1996-present), Senior Vice President (1994-
                             President          1996), Phoenix Equity Planning Corporation. Vice President, Phoenix
                                                Funds (1994-present), and Phoenix-Aberdeen Series Fund (1996-
                                                present). Vice President, Investment Operations, Phoenix Home Life
                                                Mutual Insurance Company (1994-1995). Various positions with
                                                Home Life Insurance Company and Phoenix Home Life Mutual
                                                Insurance Company (1987-1994).
Michael Schatt               Vice               Vice President, Phoenix Realty Securities, Inc. (1997-present).
                             President          Managing Director, Duff & Phelps Investment Management Co.
                                                (1994-present). Portfolio Manager, Duff & Phelps Utility Income Fund
                                                (1994-present). Director, Real Estate Advisory Practice, Coopers &
                                                Lybrand, LLC (1990-1994).
Dorothy J. Skaret (43)       Vice               Director, Money Market Trading (1996-present), Vice President
                             President          (1991-1996), Phoenix Investment Counsel, Inc. Director, Money
                                                Market Trading (1996-present), Vice President (1993-1996), National
                                                Securities & Research Corporation. Vice President, The Phoenix
                                                Edge Series Fund (1991-present), Phoenix Series Fund (1990-
                                                present), Phoenix-Aberdeen Series Fund (1996-present) and Phoenix
                                                Realty Securities, Inc. (1995-present). Second Vice President and
                                                Treasurer, Fund Accounting, Phoenix Home Life Mutual Insurance
                                                Company (1994-1995). Various other positions with Phoenix Home
                                                Life Mutual Insurance Company (1987-1994).
James D. Wehr (39)           Vice               Managing Director, Fixed Income (1996-present), Vice President
                             President          (1991-1996), Phoenix Investment Counsel, Inc. Managing Director,
                                                Fixed Income (1996-present), Vice President (1993-1996), National
                                                Securities & Research Corporation. Vice President, Phoenix Multi-
                                                Portfolio Fund (1988-present), Phoenix Series Fund (1990-present),
                                                The Phoenix Edge Series Fund (1991-present), Phoenix California
                                                Tax Exempt Bond Fund, Inc. (1993-present). Various positions with
                                                Phoneix Home Life Mutual Insurance company (1981-1991).
Nancy G. Curtiss (44)        Treasurer          Vice President, Fund Accounting (1994-present) and Treasurer (1996-
                                                present), Phoenix Equity Planning Corporation. Treasurer, Phoenix
                                                Investment Counsel, Inc. and National Securities & Research
                                                Corporation (1996-present). Treasurer, Phoenix Funds (1994-present)
                                               and
                                                Phoenix-Aberdeen Series Fund (1996-present). Second Vice President and Treasurer, Fund Accounting, Phoenix Home Life Mutual Insurance
                                                Company (1994-1995). Various positions with Phoenix Home Life
                                                Insurance Company (1987-1994).



                                       17



                         Positions Held                          Principal Occupations
Name, Address and Age    With the Fund                           During the Past 5 Years
---------------------    --------------                          -----------------------
G. Jeffrey Bohne (49)      Secretary          Vice President and General Manager, Phoenix Home Life Mutual
101 Munson Street                             Insurance Co. (1993-present). Vice President, Transfer Agent
Greenfield, MA 01301                          Operations, Phoenix Equity Planning Corporation (1993-present).
                                              Secretary, Phoenix Funds (1993-present). Clerk, Phoenix Strategic
                                              Allocation Fund, Inc. (1994-present). Secretary, Phoenix-Aberdeen
                                              Series Fund (1996-present). Vice President, Home Life of New York
                                              Insurance Company (1984-1992).


For services rendered to the Fund during the period ended December 31, 1996, the Trustees received an aggregate of $77,238 from the Fund as Trustees' fees. Each Trustee who is not a full-time employee of the Adviser or any of its affiliates currently receives a retainer at the annual rate of $3,000 and $500 per meeting. Each Trustee who serves on a Committee receives a fee of $250 for each meeting attended. The function of the Executive Committee is to serve as a contract review, compliance review and performance review delegate of the full Board of Trustees. Officers and employees of the Adviser who are interested persons are compensated for their services by the Adviser and receive no compensation from the Fund. Any other interested persons who are not compensated by the Adviser receives fees from the Fund. For the Fund's last fiscal year, the Trustees received the following compensation:


                               Compensation Table


                                               Pension or                                 Total
                                               Retirement                             Compensation
                                                Benefits                              From Fund and
                            Aggregate           Accrued            Estimated          Fund Complex
                           Compensation        as Part of        Annual Benefits       (11 Funds)
         Name               From Fund         Fund Expenses      Upon Retirement     Paid to Trustees
------------------------   ---------------   ----------------   ------------------   -----------------
C. Duane Blinn                 $5,000             None               None                $60,500
Robert Chesek                   5,000             None               None                 53,500
E. Virgil Conway+               5,250             None               None                 94,110
William W. Crawford             5,250             None               None                 43,150
Harry Dalzell-Payne+            5,250             None               None                 68,630
William N. Georgeson            5,250             None               None                 41,990
Francis E. Jeffries              None             None               None                   None
Leroy Keith, Jr.                5,000             None               None                 53,500
Philip R. McLoughlin+            None             None               None                   None
Eileen A. Moran                 1,250             None               None                  7,130
Everett L. Morris+              5,250             None               None                 92,490
James M. Oates+                 5,000             None               None                 58,000
Richard A. Pavia                5,250             None               None                 39,490
Calvin J. Pedersen               None             None               None                   None
Philip R. Reynolds              5,000             None               None                 53,500
Herbert Roth, Jr.+              5,250             None               None                 64,750
Richard E. Segerson             5,250             None               None                 60,250
Lowell P. Weicker, Jr.          5,000             None               None                 60,500



+ Messrs. Conway, Dalzell-Payne, McLoughlin, Morris, Oates and Roth are members of the Executive Committee.


                             ADDITIONAL INFORMATION

Reports to Shareholders


     The fiscal year of the Fund ends on December 31. The Fund will send to its shareholders, at least semi-annually, reports showing the securities of the Fund's portfolio and other information.

Institutional Balanced Portfolio

                       INVESTMENTS AT DECEMBER 31, 1996

                                        MOODY'S
                                         BOND         PAR
                                        RATING       VALUE
                                      (Unaudited)    (000)       VALUE
                                     ------------  ---------  -------------
U.S. GOVERNMENT AND AGENCY
  SECURITIES--12.5%
U.S. Treasury Bonds--5.8%
 U.S. Treasury Bonds 6.50%, '06        Aaa        $ 2,840      $2,855,975
                                                                -----------
U.S. Treasury Notes--3.1%
 U.S. Treasury Notes 6.375%, '99       Aaa            325         327,844
 U.S. Treasury Notes 6.625%, '01       Aaa          1,200       1,219,124
                                                                -----------
                                                                1,546,968
                                                                -----------
Agency Mortgage-Backed Securities--3.6%
 GNMA 6.50%, '23-'26                   Aaa          1,823       1,745,619
                                                                -----------

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
 (Identified cost $6,163,982)                                   6,148,562
                                                                -----------
NON-CONVERTIBLE BONDS--10.7%
Asset Backed Securities--1.5%
 Airplanes Pass Through Trust 1D
  10.875%, '19                         Ba             100         110,307
 Fleetwood Credit Corp. 96-B,
  A 6.90%, '12                         Aaa            190         191,436
 Green Tree Financial Corp. 96-2, M1
  7.60%, '27                           Aa             100         100,406
 Green Tree Financial Corp. 96-3, B1
  7.70%, '27                           Aa             300         302,344
                                                                -----------
                                                                  704,493
                                                                -----------
Non-Agency Mortgage-Backed Securities--8.4%
 CS First Boston Mortgage
  95-AE1, B 7.182%, '27                Aaa            190         189,198
 DLJ Mortgage Acceptance 96-CF1, A1B
  144A 7.58%, '28 (c)                  Aaa             75          77,531
 GE Capital Mortgage Service 96-8,
  M, 7.25%, '26                        AA(d)          249         242,177
 Lehman Commercial Conduit 95-C2, B
  7.184%, '05                          AA(d)          225         226,055
 Merrill Lynch Mortgage, Inc. 95-C2,
  B 7.61%, '21                         Aa              89          90,459
 Merrill Lynch Mortgage, Inc. 95-C3,
  B 7.149%, '25                        Aa             250         249,375
 Merrill Lynch Mortgage, Inc. 96-C1,
  B 7.42%, '28                         AA(d)          130         131,402
 Nationslink Funding Corp. 96-1, B
  7.69%, '05                           Aa             250         259,375
 Residential Asset Securitization
  Trust 96-A8, A1 8%, '26              AAA(d)         287         291,639
 Residential Funding Mortgage 96-S1,
  A11 7.10%, '26                       AAA(d)         500         486,484
 Residential Funding Mortgage 96-S4,
  M1 7.25%, '26                        AA(d)          298         289,320
Non-Agency Mortgage-Backed Securities--continued
 Residential Funding Mortgage 96-S8,
  A4 6.75%, '11                        AAA(d)        $291        $285,187
 Resolution Trust Corp. 93-C1,
  B 8.75%, '24                         Aa             200         204,558
 Resolution Trust Corp. 95-C1,
  B 6.90%, '27                         Aa             225         222,961
 Resolution Trust Corp. 95-C2,
  B 6.80%, '27                         Aa             446         441,040
 Structured Asset Securities Corp.
  95-C1, C 7.375%, '24                 A(d)           300         299,953
 Structured Asset Securities Corp.
  96-CFL, C 6.525%, '28                A(d)           155         151,513
                                                                -----------
                                                                4,138,227
                                                                -----------

Paper & Forest Products--0.6%
 Buckeye Cellulose Corp. 8.50%, '05    Ba             300         300,750
                                                                -----------
Truckers & Marine--0.2%
 Teekay Shipping Corp. 8.32%, '08      Ba             100         100,250
                                                                -----------
TOTAL NON-CONVERTIBLE BONDS
 (Identified cost $5,235,996)                                   5,243,720
                                                                -----------
FOREIGN NON-CONVERTIBLE BONDS--0.9%
Chile--0.3%
 Petropower Funding 144A 7.36%, '14
  (c)                                  BBB(d)         150         143,145
                                                                -----------
Indonesia--0.3%
 Asia Pulp & Paper Co. Yankee
  11.75%, '05                          Ba             150         161,625
                                                                -----------
Sweden--0.3%
 Astra Overseas Financial 144A
  8.75%, '03 (c)                       NR             150         151,875
                                                                -----------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
 (Identified cost $447,321)                                       456,645
                                                                -----------
FOREIGN GOVERNMENT SECURITIES--4.7%
Argentina--0.7%
 Republic of Argentina Discount L-GL
  Euro 6.375%, '23 (f)                 B              250         192,969
 Republic of Argentina Global Euro
  8.375%, '03                          B              150         143,062
                                                                -----------
                                                                  336,031
                                                                -----------
Brazil--0.8%
 Republic of Brazil DCB-L Euro
  6.563%, '12 (f)                      B              250         189,531
 Republic of Brazil Par Z-L Euro 5%,
  '24 (f)                              B              300         189,000
                                                                -----------
                                                                  378,531
                                                                -----------

                      See Notes to Financial Statements

Institutional Balanced Portfolio

                                        MOODY'S
                                         BOND         PAR
                                        RATING       VALUE
                                      (Unaudited)    (000)       VALUE
                                     ------------  ---------  -------------
Foreign Government Securities--continued
Colombia--0.6%
 Republic of Colombia 7.25%, '03       Baa           $300       $290,328
                                                                -----------
Croatia--0.6%
 Croatia Series A 6.688%, '10 (f)      NR             300        290,438
                                                                -----------
Mexico--0.7%
 United Mexican States 144A 7.563%,
  '01 (c) (f)                          Baa            115        115,270
 United Mexican Discount B Euro
  6.375%, '19 (e) (f)                  Ba             300        258,750
                                                                -----------
                                                                 374,020
                                                                -----------
Panama--0.8%
 Panama PDI 144A, PIK interest
  capitalization, 6.75%, '16 (c) (f)   NR             535        423,978
                                                                -----------

Poland--0.5%
 Poland Discount Euro 6.50%, '24 (f)   Baa            250        243,125
                                                                -----------
TOTAL FOREIGN GOVERNMENT SECURITIES
 (Identified cost $2,091,404)                                  2,336,451
                                                                -----------
MUNICIPAL BONDS--4.5%
California--1.2%
 Kern County Pension Obligation
  Taxable 7.26%, '14                   Aaa            200        197,132
 Long Beach Pension Obligation
  Taxable 6.87%, '06                   Aaa            100        100,227
 San Bernardino County Obligation
  Revenue Taxable 6.87%, '08           Aaa             50         49,635
 San Bernardino County Obligation
  Revenue Taxable 6.94%, '09           Aaa            135        134,540
 Ventura County Pension Taxable
  6.54%, '05                           Aaa            125        123,111
                                                                -----------
                                                                 604,645
                                                                -----------
Florida--1.8%
 Dade County Ed. Facs. Authority
  5.75%, '20                           Aaa             95         96,166
 Miami Beach Special Obligation
  Taxable 8.60%, '21                   Aaa            395        432,316
 University Miami Exchange Revenue
  Taxable A 7.65%, '20                 Aaa            355        358,312
                                                                -----------
                                                                 886,794
                                                                -----------
Virgina--1.5%
 Newport News Taxable Series B
  7.05%, '25                           Aa             750        707,145
                                                                -----------
TOTAL MUNICIPAL BONDS
 (Identified cost $2,242,444)                                  2,198,584
                                                                -----------


                                              SHARES      VALUE
                                             --------  ------------
COMMON STOCKS--58.2%
Aerospace & Defense--1.9%
 Boeing Co.                                    3,800   $  404,225
 United Technologies Corp.                     7,800      514,800
                                                         ----------
                                                          919,025
                                                         ----------
Autos & Trucks--0.2%
 Chrysler Corp.                                3,000       99,000
                                                         ----------
Banks--2.3%
 BankAmerica Corp.                             3,200      319,200
 Chase Manhattan Corp.                         2,900      258,825
 Citicorp                                      2,500      257,500
 Mellon Bank Corp.                             2,900      205,900
 Nationsbank Corp.                             1,100      107,525
                                                         ----------
                                                        1,148,950
                                                         ----------
Beverages--1.8%
 Coca-Cola Co.                                 5,300      278,913
 PepsiCo, Inc.                                19,400      567,450
 Seagram Ltd.                                  1,300       50,375
                                                         ----------
                                                          896,738
                                                         ----------
Chemical--1.8%
 Du Pont (E.I.) de Nemours & Co.               3,800      358,625
 Monsanto Co.                                 10,800      419,850
 Philip Environmental, Inc. (b)                8,000      116,000
                                                         ----------
                                                          894,475
                                                         ----------
Computer Software & Services--2.8%
 Computer Associates International, Inc.       7,400      368,150
 First Data Corp.                              9,000      328,500
 Microsoft Corp. (b)                           3,400      280,925
 Oracle Corp. (b)                             10,000      417,500
                                                         ----------
                                                        1,395,075
                                                         ----------
Conglomerates--2.1%
 AlliedSignal, Inc.                            3,800      254,600
 Thermo Electron Corp. (b)                     2,800      115,500
 Tyco International Ltd.                      12,500      660,938
                                                         ----------
                                                        1,031,038
                                                         ----------
Cosmetics & Soaps--2.1%
 Colgate Palmolive Co.                         1,700      156,825
 Gillette Co.                                  4,700      365,425
 Procter & Gamble Co.                          5,000      537,500
                                                         ----------
                                                        1,059,750
                                                         ----------
Diversified Financial Services--3.5%
 Conseco, Inc.                                 6,400      408,000
 First USA, Inc.                              12,300      425,887
 MBNA Corp.                                    5,000      207,500
 T. Rowe Price Associates                      7,100      308,850
 Travelers Group, Inc.                         8,433      382,648
                                                         ----------
                                                        1,732,885
                                                         ----------
Diversified Miscellaneous--0.5%
 Minnesota Mining & Manufacturing Co.          2,800      232,050
                                                         ----------
Electrical Equipment--1.6%
 Emerson Electric Co.                            600       58,050
 General Electric Co.                          5,400      533,925
 Westinghouse Electric Corp.                  10,000      198,750
                                                         ----------
                                                          790,725
                                                         ----------

                      See Notes to Financial Statements

Institutional Balanced Portfolio

                                              SHARES      VALUE
                                             --------  ------------
Common Stocks--continued
Electronics--3.2%
 Intel Corp.                                   6,100   $   798,719
 Micron Technology, Inc.                       3,700       107,762
 Perkin Elmer Corp.                            4,300       253,163
 Texas Instruments, Inc.                       2,350       149,812
 3Com Corp. (b)                                3,400       249,475
                                                         ----------
                                                         1,558,931
                                                         ----------
Entertainment, Leisure & Gaming--0.5%
 Walt Disney Co.                               3,500       243,687
                                                         ----------
Food--1.1%
 Campbell Soup Co.                             3,000       240,750
 Hudson Foods, Inc. Class A                   16,500       313,500
                                                         ----------
                                                           554,250
                                                         ----------
Healthcare--Diversified--1.7%
 American Home Products Corp.                  5,200       304,850
 Bristol-Myers Squibb Co.                      3,900       424,125
 Warner-Lambert Co.                            1,400       105,000
                                                         ----------
                                                           833,975
                                                         ----------
Healthcare--Drugs--2.4%
 Amgen, Inc. (b)                               3,500       190,312
 Lilly (Eli) & Co.                             1,400       102,200
 Merck & Co., Inc.                             6,500       515,125
 Pfizer, Inc.                                  4,300       356,363
                                                         ----------
                                                         1,164,000
                                                         ----------
Hospital Management & Services--1.2%
 Columbia/HCA Healthcare Corp.                14,000       570,500
                                                         ----------

Household Furnishings & Appliances--1.0%
 Sunbeam Corp., Inc.                          18,700       481,525
                                                         ----------
Insurance--2.7%
 Allstate Corp.                                9,300       538,237
 American International Group, Inc.            3,000       324,750
 Chubb Corp.                                   1,900       102,125
 ITT Hartford Group, Inc. (b)                  1,000        67,500
 TIG Holdings, Inc.                            8,100       274,388
                                                         ----------
                                                         1,307,000
                                                         ----------
Lodging & Restaurants--1.0%
 Hilton Hotels Corp.                          18,400       480,700
                                                         ----------
Machinery--0.5%
 Deere & Co.                                   6,000       243,750
                                                         ----------

Medical Products & Supplies--1.3%
 Abbott Laboratories                           2,000       101,500
 Boston Scientific Corp. (b)                   4,500       270,000
 Johnson & Johnson                             5,000       248,750
                                                         ----------
                                                           620,250
                                                         ----------
Natural Gas--2.2%
 Apache Corp.                                  5,900       208,712
 Columbia Gas System, Inc.                     2,400       152,700
 Consolidated Natural Gas Co.                  3,700       204,425
 Enron Corp.                                  11,900       513,188
                                                         ----------
                                                         1,079,025
                                                         ----------
Common Stocks--continued
Office & Business Equipment--2.6%
 International Business Machines Corp.         4,200   $   634,200
 Sun Microsystems, Inc. (b)                   17,000       436,687
 Xerox Corp.                                   4,000       210,500
                                                         ----------
                                                         1,281,387
                                                         ----------
Oil--2.6%
 Chevron Corp.                                 6,400       416,000
 Exxon Corp.                                   3,300       323,400
 Mobil Corp.                                     500        61,125
 Noble Affiliates, Inc.                        9,900       473,963
                                                         ----------
                                                         1,274,488
                                                         ----------
Oil Service & Equipment--4.1%
 Noble Drilling Corporation (b)               23,800       473,025
 Schlumberger Ltd.                             2,500       249,688
 Seacor Holdings, Inc. (b)                     8,200       516,600
 Transocean Offshore, Inc.                     4,000       250,500
 Western Atlas, Inc. (b)                       7,600       538,650
                                                         ----------
                                                         2,028,463
                                                         ----------
Pollution Control--0.7%
 Republic Industries, Inc. (b)                 3,000        93,562
 U.S.A. Waste Services, Inc. (b)               8,100       258,188
                                                         ----------
                                                           351,750
                                                         ----------
Professional Services--2.0%
 Cognizant Corp.                               9,000       297,000
 Corrections Corporation of America (b)        4,000       122,500
 HFS, Inc. (b)                                 5,700       340,575
 Marsh & McLennan Cos., Inc.                   2,000       208,000
                                                         ----------
                                                           968,075
                                                         ----------
Publishing, Broadcasting, Printing & Cable--0.2%
 New York Times Co.                            3,000       114,000
                                                         ----------
Real Estate Investment Trusts--0.2%
 Redwood Trust, Inc.                           2,800       104,300
                                                         ----------
Retail--2.0%
 Office Depot, Inc. (b)                        3,000        53,250
 Sears Roebuck & Co.                           7,000       322,875
 Staples, Inc. (b)                            13,500       243,844
 TJX Companies, Inc.                           8,000       379,000
                                                         ----------
                                                           998,969
                                                         ----------
Retail--Food--1.0%
 Safeway, Inc. (b)                            12,000       513,000
                                                         ----------
Telecommunications Equipment--2.1%
 Cisco Systems, Inc. (b)                      15,600       992,550
 Lucent Technologies, Inc.                     1,100        50,875
                                                         ----------
                                                         1,043,425
                                                         ----------
Textile & Apparel--0.8%
 Nike, Inc. Class B                            6,600       394,350
                                                         ----------
Utility--Telephone--0.5%
 Ameritech Corp.                               1,900       115,187
 Bell Atlantic Corp.                           1,700       110,075
                                                         ----------
                                                           225,262
                                                         ----------
TOTAL COMMON STOCKS
 (Identified cost $25,926,240)                          28,634,773
                                                         ----------

                      See Notes to Financial Statements

Institutional Balanced Portfolio

                                       SHARES      VALUE
                                       --------  ------------
FOREIGN COMMON STOCKS--1.0%
Oil--1.0%
 British Petroleum PLC ADR (United
  Kingdom)                              1,500   $   212,063
 Royal Dutch Petroleum Co. ADR NY
  Registered Shares (Netherlands)       1,600       273,200
                                                  ----------
                                                    485,263
                                                  ----------
TOTAL FOREIGN COMMON STOCKS
 (Identified cost $455,766)                         485,263
                                                  ----------
TOTAL LONG-TERM INVESTMENTS--92.5%
 (Identified cost $42,563,153)                   45,503,998
                                                  ----------


                              STANDARD
                              & POOR'S       PAR
                               RATING       VALUE
                             (Unaudited)    (000)
                            ------------  ---------
SHORT-TERM OBLIGATIONS--7.1%
Commercial Paper--6.9%
 Campbell Soup Co. 6.75%,
  1-2-97                        A-1+       $ 1,690    1,689,683
 Amoco Co. 5.25%, 1-6-97        A-1+            75       74,945


                                    STANDARD
                                    & POOR'S      PAR
                                     RATING      VALUE
                                  (Unaudited)    (000)         VALUE
                                  ------------  --------- ----------------
Commercial Paper--continued
 AT&T Corp. 5.58%, 1-6-97             A-1+      $ 1,000     $   999,225
 Exxon Imperial U.S., Inc.
  5.41%, 1-13-97                      A-1+          175         174,684
 Vermont American Corp. 5.37%,
  1-22-97                             A-1+          464         462,547
                                                           ---------------
                                                              3,401,084
                                                           ---------------
Federal Agency Securities--0.2%
 Federal Home Loan Mortgage
  Corp. 5.70%, 1-2-97                                75          74,989
                                                           ---------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $3,476,073)                                 3,476,073
                                                           ---------------
TOTAL INVESTMENTS--99.6%
 (Identified cost $46,039,226)                               48,980,071(a)
 Cash and receivables, less liabilities--0.4%                   176,819
                                                           ---------------
NET ASSETS--100.0%                                          $49,156,890
                                                           ===============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,523,473 and gross depreciation of $681,463 for income tax purposes. At December 31, 1996, the aggregate cost of securities for federal income tax purposes was $46,138,061.
(b) Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1996, these securities amounted to a value of $911,799 or 1.9% of net assets.
(d) As rated by Standard & Poor's, Fitch or Duff and Phelps.
(e) Rights incorporated as a unit.
(f) Variable or step coupon bond; interest rate shown reflects the rate currently in effect.

                      See Notes to Financial Statements

Institutional Balanced Portfolio

                     STATEMENT OF ASSETS AND LIABILITIES
                              DECEMBER 31, 1996

Assets
Investment securities at value
  (Identified cost $46,039,226)                               $48,980,071
Cash                                                               17,299
Receivables
 Investment securities sold                                           411
 Fund shares sold                                                  21,679
 Dividends and interest                                           234,364
Prepaid expenses                                                    8,997
                                                               ------------
  Total Assets                                                 49,262,821
                                                               ------------

Liabilities
Payables
 Investment securities purchased                                    3,630
 Fund shares repurchased                                            9,632
 Investment advisory fee                                           19,466
 Transfer agent fee                                                 4,906
 Distribution fee                                                   2,525
 Trustees' fee                                                      1,575
 Financial agent fee                                                1,304
Accrued expenses                                                   62,893
                                                               ------------
  Total Liabilities                                               105,931
                                                               ------------
Net Assets                                                    $49,156,890
                                                               ============

Net Assets Consist of:
Capital paid in on shares of beneficial interest              $44,940,027
Undistributed net investment income                                41,710
Accumulated net realized gain                                   1,234,308
Net unrealized appreciation                                     2,940,845
                                                               ------------
Net Assets                                                    $49,156,890
                                                               ============
Class X
Shares of beneficial interest outstanding, $1 par value,
 unlimited authorization (Net Assets $37,146,771)               2,046,904

Net asset value and offering price per share                       $18.15

Class Y
Shares of beneficial interest outstanding, $1 par value,
 unlimited authorization (Net Assets $12,010,119)                 661,780

Net asset value and offering price per share                       $18.15


                           STATEMENT OF OPERATIONS
                         FROM INCEPTION MARCH 1, 1996
                             TO DECEMBER 31, 1996

Investment Income
Dividends                                                  $  273,663
Interest                                                    1,409,324
                                                            ----------
   Total investment income                                  1,682,987
                                                            ----------

Expenses
Investment advisory fee                                       251,989
Distribution fee--Class Y                                      25,096
Financial agent fee                                            13,745
Registration                                                   86,827
Transfer agent                                                 44,785
Professional                                                   20,700
Custodian                                                      17,000
Printing                                                       14,565
Trustees                                                       14,100
Miscellaneous                                                   8,934
                                                            ----------
   Total expenses                                             497,741
   Less expenses borne by investment adviser                 (174,840)
                                                            ----------
   Net expenses                                               322,901
                                                            ----------
Net investment income                                       1,360,086
                                                            ----------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                             3,729,791
Net realized gain on foreign currency transactions                897
                                                            ----------
  Net realized gain                                         3,730,688
                                                            ----------
Net change in unrealized appreciation on investments end
  of period                                                 2,940,845
Less net unrealized appreciation in connection with PHL
  Pooled Separate Account L                                 3,354,661
                                                            ----------
  Net change in unrealized appreciation   (depreciation)     (413,816)
                                                            ----------
Net gain on investments                                     3,316,872
                                                            ----------
Net increase in net assets resulting from operations       $4,676,958
                                                            ==========


                      See Notes to Financial Statements

Institutional Balanced Portfolio

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                                             From Inception
                                                                                            March 1, 1996 to
                                                                                            December 31, 1996
                                                                                            ------------------
From Operations
 Net investment income                                                                        $  1,360,086
 Net realized gain                                                                               3,730,688
 Net change in unrealized appreciation (depreciation)                                             (413,816)
                                                                                            -----------------
 Increase in net assets resulting from operations                                                4,676,958
                                                                                            -----------------
From Distributions to Shareholders
 Net investment income--Class X                                                                 (1,072,486)
 Net investment income--Class Y                                                                   (283,103)
 Net realized gains--Class X                                                                    (1,923,139)
 Net realized gains--Class Y                                                                      (583,212)
                                                                                            -----------------
 Decrease in net assets from distributions to shareholders                                      (3,861,940)
                                                                                            -----------------
From Share Transactions
Class X
 Proceeds from sales of shares (282,929 shares)                                                  5,116,425
 Net asset value of shares issued from reinvestment of distributions (152,545 shares)            2,779,558
 Net asset value of shares issued in conjunction with conversion of PHL Pooled Separate
  Account L (2,524,966 shares)                                                                  45,200,432
 Cost of shares repurchased (913,536 shares)                                                   (16,577,547)
                                                                                            -----------------
Total                                                                                           36,518,868
                                                                                            -----------------
Class Y
 Proceeds from sales of shares (123,668 shares)                                                  2,267,577
 Net asset value of shares issued from reinvestment of distributions (47,488 shares)               866,311
 Net asset value of shares issued in conjunction with conversion of PHL Pooled Separate
  Account L (721,462 shares)                                                                    12,915,189
 Cost of shares repurchased (230,838 shares)                                                    (4,226,073)
                                                                                            -----------------
Total                                                                                           11,823,004
                                                                                            -----------------
 Increase in net assets from share transactions                                                 48,341,872
                                                                                            -----------------
 Net increase in net assets                                                                     49,156,890
Net Assets
 Beginning of period                                                                                     0
                                                                                            -----------------
 End of period (including undistributed net investment income of $41,710)                     $ 49,156,890
                                                                                            =================

                      See Notes to Financial Statements

Institutional Balanced Portfolio

                             FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                               Class X          Class Y
                                          ----------------  ----------------
                                           From Inception    From Inception
                                              3/1/96 to        3/1/96 to
                                              12/31/96          12/31/96
                                          ----------------  ----------------
Net asset value, beginning of period            $17.90           $17.90
Income from investment operations
 Net investment income                            0.51(4)          0.46(4)
 Net realized and unrealized gain                 1.17             1.18
                                             --------------  ---------------
  Total from investment operations                1.68             1.64
                                             --------------  ---------------
Less distributions
 Dividends from net investment income            (0.49)           (0.45)
 Distributions from net realized gains           (0.94)           (0.94)
                                             --------------  ---------------
  Total distributions                            (1.43)           (1.39)
                                             --------------  ---------------
Change in net asset value                         0.25             0.25
                                             --------------  ---------------
Net asset value, end of period                  $18.15           $18.15
                                             ==============  ===============
Total return                                      9.43%(2)         9.20%(2)

Ratios/supplemental data:
Net assets, end of period (thousands)          $37,147          $12,010

Ratio to average net assets of:
 Operating expenses                               0.65%(1)         0.90%(1)
 Net investment income                            3.02%(1)         2.78%(1)
Portfolio turnover                                 209%(2)          209%(2)
Average commission rate paid(3)                $0.0630          $0.0630

(1) Annualized

(2) Not annualized

(3) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

(4) Includes reimbursement of operating expenses by investment adviser of $0.06 and $0.06, respectively.

                      See Notes to Financial Statements

Institutional Managed Bond Portfolio

                       INVESTMENTS AT DECEMBER 31, 1996

                                                 MOODY'S
                                                   BOND        PAR
                                                  RATING      VALUE
                                               (Unaudited)    (000)        VALUE
                                               ------------ ---------  --------------
U.S. GOVERNMENT AND AGENCY SECURITIES--14.7%
U.S. Treasury Notes--2.5%

 U.S. Treasury Notes 6.125%, '01                Aaa          $ 2,000    $ 1,991,520
                                                                         ------------
Agency Mortgage-Backed Securities--12.2%
 FHLMC 9%, '04                                  Aaa               23         22,993
 FHLMC 8.50%, '20                               Aaa              812        823,595
 FHLMC 6.65%, '23                               Aaa            1,890      1,865,940
 FNMA 7%, '07                                   Aaa              934        916,453
 FNMA 8.70%, '16                                Aaa              398        406,636
 FNMA 7.50%, '19                                Aaa            1,840      1,843,238
 FNMA 6.75%, '20                                Aaa            1,920      1,883,923
 GNMA 6.50%, '26                                Aaa            1,871      1,784,276
                                                                         ------------
                                                                          9,547,054
                                                                         ------------
TOTAL U.S. GOVERNMENT AND AGENCY
 SECURITIES
 (Identified cost $11,206,875)                                           11,538,574
                                                                         ------------
NON-CONVERTIBLE BONDS--35.3%
Asset-Backed Securities--7.2%
 Airplanes Pass Through Trust 1C 8.15%, '19     Baa            1,400      1,453,718
 Airplanes Pass Through Trust 1D 10.875%, '19   Ba               650        716,995
 Capital Equipment Receivable Trust 96-1, B
  6.57%, '01                                    Aa             1,250      1,255,273
 Green Tree Financial Corp. 96-4, A6 7.40%,
  '27                                           Aaa            1,250      1,259,180
 National Car Rental 96-1, A2 144A 6.80%, '00
  (b)                                           A(c)           1,000      1,004,687
                                                                         ------------
                                                                          5,689,853
                                                                         ------------
Conglomerates--0.4%
 Allied Waste North America 144A 10.25%, '06
  (b)                                           B                300        316,500
                                                                         ------------
Non-Agency Mortgage-Backed Securities--24.5%
 DLJ Mortgage Acceptance 94-M11, B1 8.10%,
  '04                                           Baa            1,380      1,408,031
 Eaglemark Trust 96-1, A 144A 6.25%, '02 (b)    Aaa              768        769,472
 Equitable Life 174, C1 144A 7.52%, '06 (b)     A              2,000      2,045,937
 Kidder Peabody Acceptance Corp. 94-C2, D
  7.18%, '05                                    BBB(c)           990        993,713
 Lehman Structured Securities Corp. 96-1, E1
  7.955%, '26                                   BBB(c)         1,229      1,248,659
 Merrill Lynch Mortgage, Inc. 95-C2, C 7.87%,
  '21                                           A              1,118      1,138,704
 Mortgage Capital Funding, Inc. 96-MC2, A3
  7.008%, '06                                   Aaa            2,000      1,998,125
 Residential Accredit Loans, Inc. 96-QS4,
  AI10 7.90%, '26                               AAA(c)           800        814,750
Non-Agency Mortgage-Backed Securities--continued
 Residential Asset Securitization Trust
  96-A8, C2 8%, '26                             AAA(c)       $   958    $   972,129
 Residential Funding Mortgage 93-S25, M3
  6.50%, '08                                    AA(c)            663        626,210
 Resolution Trust Corp. 93-C3, A4 6.55%, '24
  (g)                                           BBB(c)           219        218,621
 Resolution Trust Corp. 94-C2, D 8%, '25 (g)    BBB(c)           947        965,705
 Resolution Trust Corp. 95-1, M2 7.50%, '28     BBB(c)         1,338      1,352,663
 Ryland Mortgage Sec. Corp. 92-A, 1A 8.33%,
  '30                                           A-(c)            663        665,360
 Securitized Asset Sales, Inc. 95-A, M 7.53%,
  '24                                           Aa             1,808      1,790,103
 Structured Asset Securities Corp. 95-C1, B
  7.375%, '24                                   AA(c)          1,865      1,877,822
 Structured Asset Securities Corp. 96-CFL, C
  6.525%, '28                                   AA(c)            350        342,125
                                                                         ------------
                                                                         19,228,129
                                                                         ------------
Publishing, Broadcasting, Printing & Cable--1.8%
 Poland Communications, Inc. 144A 9.875%, '03
  (b)                                           B              1,400      1,391,782
                                                                         ------------
Retail--Food Service--0.2%
 ARA Services, Inc. 10.625%, '00                Ba               107        118,904
                                                                         ------------
Utility--Electric--1.2%
 Louisiana Power & Lighting 10.30%, '05         Baa              901        928,859
                                                                         ------------
TOTAL NON-CONVERTIBLE BONDS
 (Identified cost $26,943,989)                                           27,674,027
                                                                         ------------
Foreign Government Securities--13.7%
Argentina--2.6%
 Republic of Argentina Discount L-GL Euro
  6.375%, '23 (d)                               B              1,300      1,003,438
 Republic of Argentina Par L-GP 5.25%, '23
  (d)                                           B              1,575      1,004,063
                                                                         ------------
                                                                          2,007,501
                                                                         ------------
Brazil--3.1%
 Republic of Brazil Discount ZL Euro 6.50%,
  '24 (d)                                       B              1,600      1,235,000
 Republic of Brazil Par Z-L Euro 4.25%, '24
  (d)                                           B              1,925      1,212,750
                                                                         ------------
                                                                          2,447,750
                                                                         ------------
Croatia--1.1%
 Croatia Series A 6.688%, '10 (d)               NR               925        895,516
                                                                         ------------

                      See Notes to Financial Statements

Institutional Managed Bond Portfolio

                                                 MOODY'S
                                                   BOND        PAR
                                                  RATING      VALUE
                                               (Unaudited)    (000)        VALUE
                                               ------------ ---------  --------------
Mexico--3.2%
 United Mexican Discount Series C 6.375%, '19
  (d) (e)                                       Ba           $   250    $   215,625
 United Mexican States 144A 7.563%, '01 (b)
  (d)                                           Baa              525        526,234
 United Mexican States Euro D 6.352%, '19
  (d)(e)                                        Ba             1,000        862,500
 United Mexican States Series A Euro 6.25%,
  '19 (e)                                       Ba               250        183,438
 United Mexican States Series B Euro 6.25%,
  '19 (e)                                       Ba             1,000        733,750
                                                                         ------------
                                                                          2,521,547
                                                                         ------------
Panama--2.2%
 Panama PDI PIK interest capitalization,
  6.75%, '16 (d)                                NR               575        455,677
 Panama PDI 144A, PIK interest
  capitalization, 6.75%, '16 (b) (d)            NR             1,600      1,267,972
                                                                         ------------
                                                                          1,723,649
                                                                         ------------
Russia--1.5%
 Russian Interest Notes WI 6.41% (d) (f)        NR             1,650      1,146,750
                                                                         ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
 (Identified cost $9,788,898)                                            10,742,713
                                                                         ------------
FOREIGN NON-CONVERTIBLE BONDS--8.1%
Bermuda--0.4%
 AES China Generating Co. Yankee 10.125%, '06
  (d)                                           Ba               275        285,313
                                                                         ------------
Chile--3.1%
 CSAV 144A 7.375%, '03 (b) (d)                  BBB(c)         1,240      1,221,400
 Petropower Funding 144A 7.36%, '14 (b)         BBB(c)         1,290      1,231,047
                                                                         ------------
                                                                          2,452,447
                                                                         ------------
Colombia--1.4%
 Centragas Yankee 144A 10.65%, '10 (b) (d)      BBB-(c)        1,028      1,108,967
                                                                         ------------
Indonesia--1.3%
 Asia Pulp & Paper Co. Yankee 11.75%, '05       Ba               925        996,688
                                                                         ------------
Mexico--1.9%
 Coca-Cola Femsa 8.95%,
  '06 (d)                                       Ba             1,500      1,501,875
                                                                         ------------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
 (Identified cost $6,165,488)                                             6,345,290
                                                                         ------------
MUNICIPAL BONDS--15.0%
California--1.6%
 Orange County Pension A 7.67%, '09             Aaa          $ 1,200    $ 1,251,276
                                                                         ------------
Florida--3.5%
 Dade County Ed. Facs. Authority 5.75%, '20     Aaa              335        339,114
 Palm Beach Waste Revenue Project B Taxable
  10.50%, '11                                   NR               920        915,667
 University Miami Exchange Revenue Taxable
  7.40%, '11                                    Aaa              250        254,880
 University Miami Exchange Revenue A Taxable
  7.65%, '20                                    Aaa            1,255      1,266,709
                                                                         ------------
                                                                          2,776,370
                                                                         ------------
Michigan--0.8%
 Hartland Consolidated School District
  5.125%, '22                                   Aaa              690        642,376
                                                                         ------------
Pennsylvania--5.7%
 Pennsylvania Economic Development Finance
  Authority 9.50%, '12                          NR             2,760      2,592,192
 Pennsylvania Economic Development Finance
  Authority 6.75%, '07                          NR             1,840      1,883,718
                                                                         ------------
                                                                          4,475,910
                                                                         ------------
Texas--0.8%
 Texas Turnpike Authority 5.25%, '23            Aaa              690        658,998
                                                                         ------------
Virginia--2.6%
 Newport News Taxable Series B 7.05%, '25       Aa               670        631,716
 Pittslyvania County Series B 7.65%, '10        NR             1,290      1,379,178
                                                                         ------------
                                                                          2,010,894
                                                                         ------------
TOTAL MUNICIPAL BONDS
 (Identified cost $11,770,900)                                           11,815,824
                                                                         ------------
TOTAL LONG-TERM INVESTMENTS--86.8%
 (Identified cost $65,876,150)                                           68,116,428
                                                                         ------------


                      See Notes to Financial Statements

Institutional Managed Bond Portfolio

                                  STANDARD
                                  & POOR'S      PAR
                                   RATING      VALUE
                                (Unaudited)    (000)         VALUE
                                ------------ ---------  ----------------
SHORT-TERM OBLIGATIONS--13.3%
Commercial Paper--13.3%
 CXC, Inc. 6.85%, 1-2-97            A-1+      $ 3,210     $ 3,209,389
 Shell Oil Co. 6.40%, 1-2-97        A-1+        1,500       1,499,733
 Ciesco L.P. 5.375%, 1-7-97         A-1+        2,295       2,292,944
 General Electric Capital
  Corp. 5.28%, 1-8-97               A-1+          265         264,728
 Asset Securitization Corp.
  5.40%, 1-23-97                    A-1+        3,200       3,189,440
                                                         ---------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $10,456,234)                             10,456,234
                                                         ---------------
TOTAL INVESTMENTS--100.1%
 (Identified cost $76,332,384)                             78,572,662(a)
 Cash and receivables, less liabilities--(0.1%)               (80,798)
                                                         ---------------
NET ASSETS--100%                                          $78,491,864
                                                         ===============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,637,001 and gross depreciation of $396,723 for income tax purposes. At December 31, 1996, the aggregate cost of securities for federal income tax purposes was $76,332,384.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1996, these securities amounted to a value of $10,883,998 or 13.9% of net assets.
(c) As rated by Standard & Poor's, Fitch or Duff & Phelps.
(d) Variable or step coupon; interest rate shown reflects the rate currently in effect.
(e) Rights incorporated as a unit.
(f) When issued.
(g) Segregated as collateral.

                      See Notes to Financial Statements

Institutional Managed Bond Portfolio

                     STATEMENT OF ASSETS AND LIABILITIES
                              DECEMBER 31, 1996

Assets
Investment securities at value
 (Identified cost $76,332,384)                                $78,572,662
Cash                                                               14,966
Receivables
 Investment securities sold                                     1,262,052
 Fund shares sold                                                   4,342
 Interest                                                         977,462
Prepaid expenses                                                    9,642
                                                               ------------
  Total assets                                                 80,841,126
                                                               ------------
Liabilities
Payables
 Investment securities purchased                                1,791,375
 Fund shares repurchased                                          440,000
 Investment advisory fee                                           37,642
 Transfer agent fee                                                 4,443
 Financial agent fee                                                1,966
 Trustees' fee                                                      1,675
 Distribution fee                                                   1,473
Accrued expenses                                                   70,688
                                                               ------------
  Total liabilities                                             2,349,262
                                                               ------------
Net Assets                                                    $78,491,864
                                                               ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest              $75,916,251
Undistributed net investment income                                33,752
Accumulated net realized gain                                     301,583
Net unrealized appreciation                                     2,240,278
                                                               ------------
Net Assets                                                    $78,491,864
                                                               ============
Class X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $71,482,361)              2,103,969
Net asset value and offering price per share                       $33.98
Class Y
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $7,009,503)                 206,320
Net asset value and offering price per share                       $33.97


                           STATEMENT OF OPERATIONS
                         FROM INCEPTION MARCH 1, 1996
                             TO DECEMBER 31, 1996

Investment Income
Interest                                                   $4,424,498
                                                            -----------
   Total investment income                                  4,424,498
                                                            -----------
Expenses
Investment advisory fee                                       258,587
Distribution fee--Class Y                                      14,323
Financial agent fee                                            17,239
Registration                                                   97,423
Transfer agent                                                 41,646
Professional                                                   21,982
Custodian                                                      16,700
Trustees                                                       14,200
Printing                                                       11,888
Miscellaneous                                                   8,740
                                                            -----------
   Total expenses                                             502,728
   Less expenses borne by investment adviser                 (172,354)
                                                            -----------
   Net expenses                                               330,374
                                                            -----------
Net investment income                                       4,094,124
                                                            -----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                             1,618,621
Net realized gain on foreign currency transactions              5,803
                                                            -----------
  Net realized gain                                         1,624,424
                                                            -----------
Net change in unrealized appreciation on investments end
  of period                                                 2,240,278
Less net unrealized appreciation in connection with
  PHL Pooled Separate Account P                             2,636,529
                                                            -----------
  Net change in unrealized appreciation
    (depreciation)                                           (396,251)
                                                            -----------
Net gain on investments                                     1,228,173
                                                            -----------
Net increase in net assets resulting from operations       $5,322,297
                                                            ===========


                      See Notes to Financial Statements

Institutional Managed Bond Portfolio

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                                              From Inception
                                                                                             March 1, 1996 to
                                                                                             December 31, 1996
                                                                                             ------------------
From Operations
 Net investment income                                                                         $  4,094,124
 Net realized gain                                                                                1,624,424
 Net change in unrealized appreciation (depreciation)                                              (396,251)
                                                                                             -----------------
 Increase in net assets resulting from operations                                                 5,322,297
                                                                                             -----------------
From Distributions to Shareholders
 Net investment income--Class X                                                                  (3,719,461)
 Net investment income--Class Y                                                                    (374,664)
 In excess of net investment income--Class X                                                        (19,201)
 In excess of net investment income--Class Y                                                         (1,934)
 Net realized gains--Class X                                                                     (1,199,095)
 Net realized gains--Class Y                                                                       (118,493)
                                                                                             -----------------
 Decrease in net assets from distributions to shareholders                                       (5,432,848)
                                                                                             -----------------
From Share Transactions
Class X
 Proceeds from sales of shares (538,250 shares)                                                  18,818,739
 Net asset value of shares issued from reinvestment of distributions (123,928 shares)             4,187,321
 Net asset value of shares issued in conjunction with conversion of PHL Pooled
  Separate Account P (1,774,264 shares)                                                          60,037,092
 Cost of shares repurchased (332,473 shares)                                                    (11,414,976)
                                                                                             -----------------
Total                                                                                            71,628,176
                                                                                             -----------------
Class Y
 Proceeds from sales of shares (34,115 shares)                                                    1,164,449
 Net asset value of shares issued from reinvestment of distributions (14,700 shares)                495,088
 Net asset value of shares issued in conjunction with conversion of PHL Pooled
  Separate Account P (196,803 shares)                                                             6,659,369
 Cost of shares repurchased (39,298 shares)                                                      (1,344,667)
                                                                                             -----------------
Total                                                                                             6,974,239
                                                                                             -----------------
 Increase in net assets from share transactions                                                  78,602,415
                                                                                             -----------------
 Net increase in net assets                                                                      78,491,864
Net Assets
 Beginning of period                                                                                      0
                                                                                             -----------------
 End of period (including undistributed net investment income of $33,752)                      $ 78,491,864
                                                                                             =================

                      See Notes to Financial Statements

Institutional Managed Bond Portfolio

                             FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                                          Class X          Class Y
                                                     ----------------  ----------------
                                                      From Inception    From Inception
                                                         3/1/96 to        3/1/96 to
                                                         12/31/96          12/31/96
                                                     ----------------  ----------------
Net asset value, beginning of period                       $33.84           $33.84
Income from investment operations
 Net investment income                                       2.03(3)(4)       1.98(3)(4)
 Net realized and unrealized gain (loss)                     0.69             0.66
                                                        --------------  ---------------
  Total from investment operations                           2.72             2.64
                                                        --------------  ---------------
Less distributions
 Dividends from net investment income                       (1.96)           (1.89)
 Distribution in excess of net investment income            (0.01)           (0.01)
 Distributions from net realized gains                      (0.61)           (0.61)
                                                        --------------  ---------------
  Total distributions                                       (2.58)           (2.51)
                                                        --------------  ---------------
Change in net asset value                                    0.14             0.13
                                                        --------------  ---------------
Net asset value, end of period                             $33.98           $33.97
                                                        ==============  ===============
Total return                                                 8.24%(2)         7.98%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)                     $71,482           $7,010
Ratio to average net assets of:
 Operating expenses                                          0.55%(1)         0.80%(1)
 Net investment income                                       7.15%(1)         6.91%(1)
Portfolio turnover                                            199%(2)          199%(2)

(1) Annualized

(2) Not annualized

(3) Computed using average shares outstanding.

(4) Includes reimbursement of operating expenses by investment adviser of $0.09 and $0.09 per share, respectively.

                      See Notes to Financial Statements

Institutional Growth Stock Portfolio

                       INVESTMENTS AT DECEMBER 31, 1996

                                              SHARES       VALUE
                                             --------  ---------------
COMMON STOCKS--92.3%
Aerospace & Defense--3.2%
 Boeing Co.                                   16,300    $  1,733,912
 United Technologies Corp.                    25,400       1,676,400
                                                        --------------
                                                           3,410,312
                                                        --------------
Banks--6.8%
 BankAmerica Corp.                            17,700       1,765,575
 Chase Manhattan Corp.                        20,000       1,785,000
 Citicorp                                     17,400       1,792,200
 Nationsbank Corp.                            18,500       1,808,375
                                                        --------------
                                                           7,151,150
                                                        --------------
Beverages--1.4%
 Seagram Ltd.                                 39,400       1,526,750
                                                        --------------
Chemical--1.6%
 Monsanto Co.                                 42,700       1,659,962
                                                        --------------
Computer Software & Services--7.7%
 Computer Associates International, Inc.      26,600       1,323,350
 Computer Sciences Corp. (b)                  19,600       1,609,650
 First Data Corp.                             41,400       1,511,100
 Microsoft Corp. (b)                          26,000       2,148,250
 Oracle Corp. (b)                             37,300       1,557,275
                                                        --------------
                                                           8,149,625
                                                        --------------
Conglomerates--2.7%
 Thermo Electron Corp. (b)                    31,300       1,291,125
 Tyco International Ltd.                      29,900       1,580,962
                                                        --------------
                                                           2,872,087
                                                        --------------
Cosmetics & Soaps--3.1%
 Colgate Palmolive Co.                        17,500       1,614,375
 Estee Lauder Co. Class A                     33,900       1,724,662
                                                        --------------
                                                           3,339,037
                                                        --------------

Diversified Financial Services--6.5%
 Associates First Capital Corp. Class A       35,800       1,579,675
 Federal National Mortgage Assoc.             54,000       2,011,500
 First USA, Inc.                              48,000       1,662,000
 Travelers Group, Inc.                        35,533       1,612,310
                                                        --------------
                                                           6,865,485
                                                        --------------
Diversified Miscellaneous--4.2%
 CUC International, Inc. (b)                  45,100       1,071,125
 Duracell International, Inc.                 25,200       1,760,850
 Equifax, Inc.                                50,800       1,555,750
                                                        --------------
                                                           4,387,725
                                                        --------------
Electrical Equipment--1.6%
 Raychem Corp.                                21,400       1,714,675
                                                        --------------
Electronics--5.6%
 Applied Materials, Inc. (b)                  35,300       1,268,594
 Intel Corp.                                  15,800       2,068,812
 Perkin Elmer Corp.                           28,200       1,660,275
 Xilinx, Inc. (b)                             24,700         909,269
                                                        --------------
                                                           5,906,950
                                                        --------------
Entertainment, Leisure & Gaming--1.5%
 Walt Disney Co.                              22,300       1,552,637
                                                        --------------
Food--1.5%
 Ralston-Ralston Purina Group                 21,000    $  1,540,875
                                                        --------------
Healthcare--Drugs--5.4%
 Biochem Pharmaceutical, Inc. (b)             17,300         869,325
 Genzyme Corp. (b)                            33,800         735,150
 Lilly (Eli) & Co.                            27,900       2,036,700
 Merck & Co., Inc.                            26,000       2,060,500
                                                        --------------
                                                           5,701,675
                                                        --------------
Hospital Management & Services--1.2%
 Columbia/HCA Healthcare Corp.                31,300       1,275,475
                                                        --------------
Insurance--2.2%
 Allstate Corp.                               21,800       1,261,675
 SunAmerica, Inc.                             24,700       1,096,062
                                                        --------------
                                                           2,357,737
                                                        --------------
Machinery--2.4%
 Deere & Co.                                  30,300       1,230,938
 Dover Corp.                                  26,000       1,306,500
                                                        --------------
                                                           2,537,438
                                                        --------------
Medical Products & Supplies--5.0%
 Boston Scientific Corp. (b)                  27,100       1,626,000
 Guidant Corp.                                19,000       1,083,000
 Johnson & Johnson                            25,800       1,283,550
 Medtronic, Inc.                              19,200       1,305,600
                                                        --------------
                                                           5,298,150
                                                        --------------
Natural Gas--2.9%
 Apache Corp.                                 43,100       1,524,662
 Burlington Resources, Inc.                   30,700       1,546,513
                                                        --------------
                                                           3,071,175
                                                        --------------
Oil Service & Equipment--7.8%
 BJ Services Co. (b)                          25,400       1,295,400
 Diamond Offshore Drilling (b)                21,500       1,225,500
 ENSCO International, Inc. (b)                26,000       1,261,000
 Halliburton Co.                              26,200       1,578,550
 Schlumberger Ltd.                            15,300       1,528,088
 Western Atlas, Inc. (b)                      18,500       1,311,187
                                                        --------------
                                                           8,199,725
                                                        --------------
Paper & Forest Products--1.6%
 Kimberly Clark Corp.                         17,700       1,685,925
                                                        --------------
Pollution Control--2.5%
 U.S.A. Waste Services, Inc. (b)              43,100       1,373,812
 U.S. Filter Corp. (b)                        41,500       1,317,625
                                                        --------------
                                                           2,691,437
                                                        --------------
Professional Services--1.0%
 ADT Ltd. (b)                                 47,300       1,081,988
                                                        --------------
Retail--6.7%
 CVS Corp.                                    39,600       1,638,450
 Home Depot, Inc.                             31,000       1,553,875
 Lowe's Companies, Inc.                       42,600       1,512,300
 Price/Costco, Inc. (b)                       52,400       1,316,550
 Staples, Inc. (b)                            58,600       1,058,463
                                                        --------------
                                                           7,079,638
                                                        --------------

                      See Notes to Financial Statements

Institutional Growth Stock Portfolio

                                         SHARES      VALUE
                                        --------  -------------
Telecommunications Equipment--3.2%
 Ascend Communications, Inc. (b)         14,900   $    925,663
 Cascade Communications Corp. (b)        16,000        882,000
 Cisco Systems, Inc. (b)                 24,800      1,577,900
                                                   -----------
                                                     3,385,563
                                                   -----------
Tobacco--1.5%
 Philip Morris Companies, Inc.           14,500      1,633,063
                                                   -----------
Utility-Telephone--1.5%
 SBC Communications, Inc.                30,000      1,552,500
                                                   -----------

TOTAL COMMON STOCKS
 (Identified cost $81,884,653)                      97,628,759
                                                   -----------
FOREIGN COMMON STOCKS--4.1%
Chemical--1.4%
 Potash Corp. of Saskatchewan, Inc.
  (Canada)                               17,000      1,445,000
                                                   -----------
Cosmetics & Soaps--2.1%
 Unilever NV (Netherlands)               12,600      2,208,150
                                                   -----------
Textile & Apparel--0.6%
 Gucci Group NV-NY (Italy)                9,900        632,363
                                                   -----------
TOTAL FOREIGN COMMON STOCKS
 (Identified cost $3,722,472)                        4,285,513
                                                   -----------
TOTAL LONG-TERM INVESTMENTS--96.4%
 (Identified cost $85,607,125)                     101,914,272
                                                   -----------


                              STANDARD &
                                POOR'S
                                RATING     PAR VALUE
                              (Unaudited)    (000)        VALUE
                             ------------  ---------  ---------------
SHORT-TERM OBLIGATIONS--2.7%
Commercial Paper--2.7%
 AlliedSignal, Inc., 6.10%,
   1-2-97                       A-1         $  825     $    824,860
 Campbell Soup Co. 6.75%,
   1-2-97                       A-1+         2,030        2,029,620
                                                       --------------
                                                          2,854,480
                                                       --------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $2,854,480)                             2,854,480
                                                       --------------
TOTAL INVESTMENTS--99.1%
 (Identified cost $88,461,605)                          104,768,752(a)
 Cash and receivables, less liabilities--0.9%               947,705
                                                       --------------
NET ASSETS--100.0%                                     $105,716,457
                                                       ==============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $17,686,428 and gross depreciation of $1,499,620 for income tax purposes. At December 31, 1996, the aggregate cost of securities for federal income tax purposes was $88,581,944.
(b) Non-income producing.

                      See Notes to Financial Statements

Institutional Growth Stock Portfolio

                     STATEMENT OF ASSETS AND LIABILITIES
                              DECEMBER 31, 1996

Assets
Investment securities at value
 (Identified cost $88,461,605)                                $104,768,752
Cash                                                                12,402
Receivables
 Investment securities sold                                      1,768,719
 Dividends and interest                                             76,774
 Fund shares sold                                                  947,711
Prepaid expenses                                                    10,964
                                                              --------------
  Total assets                                                 107,585,322
                                                              --------------

Liabilities
Payables
 Investment securities purchased                                 1,636,901
 Fund shares repurchased                                             2,036
 Investment advisory fee                                           121,351
 Transfer agent fee                                                  5,966
 Distribution fee                                                    4,848
 Financial agent fee                                                 3,630
 Trustees' fee                                                       1,575
Accrued expenses                                                    92,558
                                                              --------------
  Total liabilities                                              1,868,865
                                                              --------------
Net Assets                                                    $105,716,457
                                                              ==============

Net Assets Consist of:
Capital paid in on shares of beneficial interest              $ 75,928,438
Undistributed net investment income                                 66,653
Accumulated net realized gain                                   13,414,219
Net unrealized appreciation                                     16,307,147
                                                              --------------
Net Assets                                                    $105,716,457
                                                              ==============

Class X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $82,738,934)               1,744,768

Net asset value and offering price per share                        $47.42
Class Y
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $22,977,523)                 484,477

Net asset value and offering price per share                        $47.43


                           STATEMENT OF OPERATIONS
                         FROM INCEPTION MARCH 1, 1996
                             TO DECEMBER 31, 1996

Investment Income
Dividends                                                  $  1,444,837
Interest                                                        590,345
                                                           --------------
  Total investment income                                     2,035,182
                                                           --------------
Expenses
Investment advisory fee                                         906,089
Distribution fee--Class Y                                        47,509
Financial agent fee                                              45,304
Registration                                                    120,373
Transfer agent                                                   49,450
Custodian                                                        26,400
Professional                                                     25,900
Printing                                                         16,400
Trustees                                                         14,100
Miscellaneous                                                    15,097
                                                           --------------
  Total expenses                                              1,266,622
  Less expenses borne by investment adviser                    (162,010)
                                                           --------------
  Net expenses                                                1,104,612
                                                           --------------
Net investment income                                           930,570
                                                           --------------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                              28,236,344
Net realized gain on foreign currency transactions                   92
                                                           --------------
  Net realized gain                                          28,236,436
                                                           --------------
Net change in unrealized appreciation on investments end
  of period                                                  16,307,147
Less net unrealized appreciation in connection with PHL
  Pooled Separate Account S                                  28,742,823
                                                           --------------
  Net change in unrealized appreciation
    (depreciation)                                          (12,435,676)
                                                           --------------
Net gain on investments                                      15,800,760
                                                           --------------
Net increase in net assets resulting from operations       $ 16,731,330
                                                           ==============

                      See Notes to Financial Statements

Institutional Growth Stock Portfolio

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                                              From Inception
                                                                                             March 1, 1996 to
                                                                                             December 31, 1996
                                                                                             ------------------
From Operations
 Net investment income                                                                         $     930,570
 Net realized gain                                                                                28,236,436
 Net change in unrealized appreciation (depreciation)                                            (12,435,676)
                                                                                             -----------------
 Increase in net assets resulting from operations                                                 16,731,330
                                                                                             -----------------
From Distributions to Shareholders
 Net investment income--Class X                                                                     (835,353)
 Net investment income--Class Y                                                                      (86,185)
 Net realized gains--Class X                                                                     (12,433,098)
 Net realized gains--Class Y                                                                      (2,389,027)
                                                                                             -----------------
 Decrease in net assets from distributions to shareholders                                       (15,743,663)
                                                                                             -----------------
From Share Transactions
Class X
 Proceeds from sales of shares (200,121 shares)                                                    9,732,878
 Net asset value of shares issued from reinvestment of distributions (275,344 shares)             13,268,434
 Net asset value of shares issued in conjunction with conversion of PHL Pooled Separate
  Account S (3,807,589 shares)                                                                   182,803,604
 Cost of shares repurchased (2,538,286 shares)                                                  (124,359,905)
                                                                                             -----------------
Total                                                                                             81,445,011
                                                                                             -----------------
Class Y
 Proceeds from sales of shares (68,980 shares)                                                     3,405,171
 Net asset value of shares issued from reinvestment of distributions (51,358 shares)               2,475,206
 Net asset value of shares issued in conjunction with conversion of PHL Pooled Separate
  Account S (493,631 shares)                                                                      23,699,396
 Cost of shares repurchased (129,492 shares)                                                      (6,295,994)
                                                                                             -----------------
Total                                                                                             23,283,779
                                                                                             -----------------
 Increase in net assets from share transactions                                                  104,728,790
                                                                                             -----------------
 Net increase in net assets                                                                      105,716,457
Net Assets
 Beginning of period                                                                                       0
                                                                                             -----------------
 End of period (including undistributed net investment income of $66,653)                      $ 105,716,457
                                                                                             =================

                      See Notes to Financial Statements

Institutional Growth Stock Portfolio

                             FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                                 Class X           Class Y
                                            ----------------   ----------------
                                              From Inception   From Inception
                                                3/1/96 to         3/1/96 to
                                                 12/31/96         12/31/96
                                            ----------------   ----------------
Net asset value, beginning of period              $48.01            $48.01
Income from investment operations(5)
 Net investment income                              0.34(4)           0.18(4)
 Net realized and unrealized gain (loss)            4.89              4.95
                                               --------------  ---------------
  Total from investment operations                  5.23              5.13
                                               --------------  ---------------
Less distributions
 Dividends from net investment income              (0.30)            (0.19)
 Distributions from net realized gains             (5.52)            (5.52)
                                               --------------  ---------------
  Total distributions                              (5.82)            (5.71)
                                               --------------  ---------------
Change in net asset value                          (0.59)            (0.58)
                                               --------------  ---------------
Net asset value, end of period                    $47.42            $47.43
                                               ==============  ===============
Total return                                       10.71%(2)         10.48%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)            $82,739           $22,978
Ratio to average net assets of:
 Operating expenses                                 0.70%(1)          0.95%(1)
 Net investment income                              0.65%(1)          0.39%(1)
Portfolio turnover                                    99%(2)            99%(2)
Average commission rate paid(3)                  $0.0543           $0.0543

(1) Annualized

(2) Not annualized

(3) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

(4) Includes reimbursement of operating expenses by investment adviser of $0.04 and $0.04, respectively, computed using average shares outstanding.

(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the time of share purchases and redemptions.


                      See Notes to Financial Statements

Institutional Money Market Portfolio

                       INVESTMENTS AT DECEMBER 31, 1996

  Face
 Amount                                       Interest    Maturity
  (000)          Description                    Rate        Date        Value
-------- ---------------------------          --------- -----------  -----------
FEDERAL AGENCY SECURITIES--0.4%
$   70     Federal Home Loan Mortgage Assoc.    5.28%     01/31/97    $   69,692
                                                                       ---------
                                                            Reset
                                                            Date
                                                          ---------
FEDERAL AGENCY SECURITIES--VARIABLE--21.4% (b)
   500     Federal Home Loan Banks (final
           maturity 01/14/97)                   5.70      01/02/97       500,000
 1,500     Student Loan Marketing Assoc.
           (final maturity 11/24/97)            5.39      01/07/97     1,500,000
 1,000     Student Loan Marketing Assoc.
           (final maturity 02/22/99)            5.42      01/07/97     1,000,000
   700     Federal National Mortgage Assoc.
           (final maturity 12/14/98)            5.18      03/14/97       699,249
                                                                       ---------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE                              3,699,249
                                                                       ---------

                                     Standard
                                     & Poor's
                                      Rating     Interest    Maturity
                                   (Unaudited)     Rate       Date         Value
                                   ------------ ----------------------  ------------
COMMERCIAL PAPER--55.0%
295     Shell Oil Co.               A-1+           6.25      01/02/97     294,949
640     Abbott Laboratories         A-1+           5.75      01/07/97     639,387
200     Cargill, Inc.               A-1+           5.43      01/10/97     199,728
210     Heinz (H.J.) Co.            A-1+           5.40      01/10/97     209,716
350     Exxon Imperial U.S., Inc.   A-1+           5.41      01/13/97     349,369
500     Greenwich Funding Corp.     A-1+           5.60      01/15/97     498,911
150     Preferred Receivables
        Funding Corp.               A-1            5.35      01/16/97     149,666
500     General Electric Capital
        Corp.                       A-1+           6.00      01/18/97     499,417
400     Cargill, Inc.               A-1+           5.41      01/22/97     398,738
173     General Electric Capital
        Corp.                       A-1+           5.31      01/22/97     173,000
250     AlliedSignal, Inc.          A-1            5.65      01/23/97     249,137
325     Albertson's, Inc.           A-1            5.48      01/29/97     323,615

                                 Standard
  Face                           & Poor's
 Amount                           Rating    Interest    Maturity
  (000)       Description      (Unaudited)    Rate        Date          Value
--------  --------------------------------  --------- -----------  ----------------
COMMERCIAL PAPER--continued
$500       United Parcel
           Service, Inc.        A-1+          5.35      01/30/97     $   497,845
 400       Heinz (H.J.) Co.     A-1+          5.40      02/03/97         398,020
 320       Kellogg Co.          A-1+          5.35      02/05/97         318,335
 195       Kellogg Co.          A-1+          5.37      02/07/97         193,924
 500       Vermont American
           Corp.                A-1+          5.47      02/07/97         497,189
 500       Schering Corp.       A-1+          5.40      02/11/97         496,925
 255       Corporate
           Receivables Corp.    A-1           5.37      02/12/97         253,402
 150       Preferred
           Receivables Funding
           Corp.                A-1           5.35      02/13/97         149,041
 350       Goldman Sachs & Co.  A-1+          5.35      02/14/97         347,711
 300       Receivables Capital
           Corp.                A-1+          5.40      02/14/97         298,020
  25       Corporate
           Receivables Corp.    A-1           5.35      02/20/97          24,814
 500       Southwestern Bell
           Telephone Co.        A-1+          5.43      02/25/97         495,852
 500       Bellsouth
           Telecommunications,
           Inc.                 A-1+          5.34      03/04/97         495,402
 380       First Deposit
           Funding Trust        A-1+          5.33      03/14/97         375,949
 400       CXC, Inc.            A-1+          5.32      03/17/97         395,567
 300       Receivables Capital
           Corp.                A-1+          5.39      05/01/97         294,610
                                                                    ---------------
 TOTAL COMMERCIAL PAPER                                                9,518,239
                                                                    ---------------
 TOTAL INVESTMENTS--76.8%
  (Identified cost $13,287,180)                                       13,287,180(a)
  Cash and receivables, less liabilities--23.2%                        4,024,005
                                                                    ---------------
 NET ASSETS--100.0%                                                  $17,311,185
                                                                    ===============

(a) Federal Income Tax Information: At December 31, 1996, the aggregate cost of securities was the same for book and tax purposes.
(b) Variable rate demand note. The interest rates shown reflect the rate currently in effect.

                      See Notes to Financial Statements

Institutional Money Market Portfolio

                     STATEMENT OF ASSETS AND LIABILITIES
                              DECEMBER 31, 1996

Assets
Investment securities at value
  (Identified cost $13,287,180)                               $13,287,180
Cash                                                               22,181
Receivables
 Fund shares sold                                               4,579,358
 Interest                                                          22,925
 Receivable from adviser                                           35,210
                                                               ------------
  Total assets                                                 17,946,854
                                                               ------------

Liabilities
Payables
 Fund shares repurchased                                          569,348
 Dividend distributions                                            14,638
 Transfer agent fee                                                 3,802
 Trustees' fee                                                      1,375
 Distribution fee                                                     448
 Financial agent fee                                                  324
Accrued expenses                                                   45,734
                                                               ------------
  Total liabilities                                               635,669
                                                               ------------
Net Assets                                                    $17,311,185
                                                               ============

Net Assets Consist of:
Capital paid in on shares of beneficial interest              $17,311,185
                                                               ------------
Net Assets                                                    $17,311,185
                                                               ============
Class X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $15,181,531)             15,181,531

Net asset value and offering price per share                        $1.00

Class Y
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $2,129,654)               2,129,654

Net asset value and offering price per share                        $1.00

                           STATEMENT OF OPERATIONS
                         FROM INCEPTION MARCH 1, 1996
                             TO DECEMBER 31, 1996

Investment Income
Interest                                         $ 608,661
                                                  ----------
  Total investment income                          608,661
                                                  ----------
Expenses
Investment advisory fee                             28,000
Distribution fee--Class Y                            5,661
Financial agent fee                                  3,360
Registration                                        28,589
Transfer agent                                      38,616
Professional                                        18,900
Trustees                                            13,900
Printing                                            10,688
Custodian                                            7,000
Miscellaneous                                          728
                                                  ----------
  Total expenses                                   155,442
  Less expenses borne by investment adviser       (110,582)
                                                  ----------
  Net expenses                                      44,860
                                                  ----------
Net investment income                              563,801
                                                  ----------
Net increase in net assets resulting from
  operations                                     $ 563,801
                                                  ==========

                      See Notes to Financial Statements

Institutional Money Market Portfolio

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                                              From Inception
                                                                                             March 1, 1996 to
                                                                                             December 31, 1996
                                                                                             ------------------
From Operations
 Net investment income                                                                         $    563,801
                                                                                             -----------------
 Increase in net assets resulting from operations                                                   563,801
                                                                                             -----------------
From Distributions to Shareholders
 Net investment income--Class X                                                                    (454,271)
 Net investment income--Class Y                                                                    (109,530)
                                                                                             -----------------
 Decrease in net assets from distributions to shareholders                                         (563,801)
                                                                                             -----------------
From Share Transactions
Class X
 Proceeds from sales of shares (17,010,234 shares)                                               17,010,234
 Net asset value of shares issued from reinvestment of distributions (438,107 shares)               438,107
 Net asset value of shares issued in conjunction with conversion of PHL Pooled
  Separate Account G (8,106,057 shares)                                                           8,106,057
 Cost of shares repurchased (10,372,867 shares)                                                 (10,372,867)
                                                                                             -----------------
Total                                                                                            15,181,531
                                                                                             -----------------
Class Y
 Proceeds from sales of shares (2,849,561 shares)                                                 2,849,561
 Net asset value of shares issued from reinvestment of distributions (105,240 shares)               105,240
 Net asset value of shares issued in conjunction with conversion of PHL
  Pooled Separate Account G (2,666,813 shares)                                                    2,666,813
 Cost of shares repurchased (3,491,960 shares)                                                   (3,491,960)
                                                                                             -----------------
Total                                                                                             2,129,654
                                                                                             -----------------
 Increase in net assets from share transactions                                                  17,311,185
                                                                                             -----------------
 Net increase in net assets                                                                      17,311,185
Net Assets
 Beginning of period                                                                                      0
                                                                                             -----------------
 End of period                                                                                 $ 17,311,185
                                                                                             =================

                      See Notes to Financial Statements

Institutional Money Market Portfolio

                             FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                              Class X          Class Y
                                         ----------------  ----------------
                                          From Inception    From Inception
                                             3/1/96 to        3/1/96 to
                                             12/31/96          12/31/96
                                         ----------------  ----------------
Net asset value, beginning of period            $1.00            $1.00
Income from investment operations
 Net investment income                          0.043(1)         0.040(1)
                                            --------------  ---------------
  Total from investment operations              0.043            0.040
                                            --------------  ---------------
Less distributions
 Dividends from net investment income          (0.043)          (0.040)
                                            --------------  ---------------
Change in net asset value                          --               --
                                            --------------  ---------------
Net asset value, end of period                  $1.00            $1.00
                                            ==============  ===============
Total return                                     4.34%(3)         4.11%(3)

Ratios/supplemental data:
Net assets, end of period (thousands)         $15,182          $ 2,130

Ratio to average net assets of:
 Operating expenses                              0.35%(2)         0.60%(2)
 Net investment income                           5.08%(2)         4.84%(2)

(1) Includes reimbursement of operating expenses by investment adviser of for less than $0.01.
(2) Annualized
(3) Not annualized

                      See Notes to Financial Statements

Institutional U.S. Government Securities Portfolio

                       INVESTMENTS AT DECEMBER 31, 1996

                                                 STANDARD
                                                 & POOR'S     PAR
                                                  RATING     VALUE
                                               (Unaudited)   (000)       VALUE
                                               ------------ -------  ---------------
U.S. GOVERNMENT AND AGENCY SECURITIES--81.8%
U.S. Treasury Bonds--6.1%
 U.S. Treasury Bonds 6.50%, '06                    AAA      $  500     $  502,813
                                                                      --------------
U.S. Treasury Notes--9.0%
 U.S. Treasury Notes 5.875%, '98                   AAA         750        749,062
                                                                      --------------
Agency Mortgage-Backed Securities--66.7%
 FHLMC 9%, '04                                     AAA          17         17,223
 FHLMC 9.30%, '05                                  AAA         107        107,434
 FHLMC 4.75%, '11                                  AAA         458        456,374
 FNMA 5.75%, '02                                   AAA       1,000        997,010
 FNMA 5.25%, '13                                   AAA       2,000      1,980,640
 FNMA 5.50%, '14                                   AAA       2,000      1,986,000
                                                                      --------------
                                                                        5,544,681
                                                                      --------------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
 (Identified cost $6,772,935)                                           6,796,556
                                                                      --------------
MUNICIPAL BONDS (b)--5.4%
 Chicago Public Building Taxable
    7%, '07                                        AAA      $  450     $  454,662
TOTAL MUNICIPAL BONDS
 (Identified cost $447,689)                                               454,662
                                                                      --------------
TOTAL LONG-TERM INVESTMENTS--87.2%
 (Identified cost $7,220,624)                                           7,251,218
                                                                      --------------
SHORT-TERM OBLIGATIONS--8.6%
Federal Agency Securities--8.6%
 Federal Home Loan Mortgage Corp. 5.70%, 1-2-97                715        714,887
                                                                      --------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $714,887)                                               714,887
                                                                      --------------
TOTAL INVESTMENTS--95.8%
 (Identified cost $7,935,511)                                           7,966,105(a)
 Cash and receivables, less liabilities--4.2%                             346,356
                                                                      --------------
NET ASSETS--100.0%                                                     $8,312,461
                                                                      ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $39,942 and gross depreciation of $9,348 for income tax purposes. At December 31, 1996, the aggregate cost of securities for federal income tax purposes was $7,935,511.
(b) These municipal bonds are fully defeased by U.S. Government Treasury Obligations.


                      See Notes to Financial Statements

Institutional U.S. Government Securities Portfolio

                     STATEMENT OF ASSETS AND LIABILITIES
                              DECEMBER 31, 1996

Assets
Investment securities at value
 (Identified cost $7,935,511)                                 $7,966,105
Cash                                                               3,337
Receivables
 Fund shares sold                                                310,121
 Interest                                                         51,895
 Receivable from adviser                                          22,143
Prepaid expenses                                                   9,157
                                                               -----------
  Total assets                                                 8,362,758
                                                               -----------

Liabilities
Payables
 Fund shares repurchased                                             100
 Transfer agent fee                                                3,916
 Trustees' fee                                                     1,475
 Distribution fee                                                    685
 Financial agent fee                                                 201
Accrued expenses                                                  43,920
                                                               -----------
  Total liabilities                                               50,297
                                                               -----------
Net Assets                                                    $8,312,461
                                                               ===========

Net Assets Consist of:
Capital paid in on shares of beneficial interest              $8,524,474
Accumulated net realized loss                                   (242,607)
Net unrealized appreciation                                       30,594
                                                               -----------
Net Assets                                                    $8,312,461
                                                               ===========

Class X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $4,734,029)                359,963
Net asset value and offering price per share                      $13.15
Class Y
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $3,578,432)                272,294
Net asset value and offering price per share                      $13.14


                           STATEMENT OF OPERATIONS
                         FROM INCEPTION MARCH 1, 1996
                             TO DECEMBER 31, 1996

Investment Income
Interest                                                   $ 508,661
                                                            ----------
  Total investment income                                    508,661
                                                            ----------
Expenses
Investment advisory fee                                       25,541
Distribution fee--Class Y                                      6,615
Financial agent fee                                            2,554
Registration                                                  74,176
Transfer agent                                                35,900
Professional                                                  17,500
Trustees                                                      14,000
Printing                                                       8,102
Custodian                                                      2,700
Miscellaneous                                                  2,784
                                                            ----------
  Total expenses                                             189,872
  Less expenses borne by investment adviser                 (149,202)
                                                            ----------
  Net expenses                                                40,670
                                                            ----------
Net investment income                                        467,991
                                                            ----------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on securities                             (236,317)
                                                            ----------
Net change in unrealized appreciation on investments end
  of period                                                   30,594
Less net unrealized depreciation in connection with PHL
  Pooled Separate Account U                                 (162,639)
                                                            ----------
  Net change in unrealized appreciation
    (depreciation)                                           193,233
                                                            ----------
Net loss on investments                                      (43,084)
                                                            ----------
Net increase in net assets resulting from operations       $ 424,907
                                                            ==========

                      See Notes to Financial Statements

Institutional U.S. Government Securities Portfolio

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                                             From Inception
                                                                                            March 1, 1996 to
                                                                                           December 31, 1996
                                                                                            -----------------
From Operations
 Net investment income                                                                        $   467,991
 Net realized loss                                                                               (236,317)
 Net change in unrealized appreciation (depreciation)                                             193,233
                                                                                            ----------------
 Increase in net assets resulting from operations                                                 424,907
                                                                                            ----------------
From Distributions to Shareholders
 Net investment income--Class X                                                                  (297,193)
 Net investment income--Class Y                                                                  (170,798)
 In excess of net investment income--Class X                                                      (33,911)
 In excess of net investment income--Class Y                                                      (19,488)
                                                                                            ----------------
 Decrease in net assets from distributions to shareholders                                       (521,390)
                                                                                            ----------------
From Share Transactions
Class X
 Proceeds from sales of shares (68,722 shares)                                                    922,793
 Net asset value of shares issued from reinvestment of distributions (21,717 shares)              285,465
 Net asset value of shares issued in conjunction with conversion of PHL Pooled Separate
  Account U (826,222 shares)                                                                   11,033,355
 Cost of shares repurchased (556,698 shares)                                                   (7,465,688)
                                                                                            ----------------
Total                                                                                           4,775,925
                                                                                            ----------------
Class Y
 Proceeds from sales of shares (199,852 shares)                                                 2,672,950
 Net asset value of shares issued from reinvestment of distributions (14,474 shares)              190,283
 Net asset value of shares issued in conjunction with conversion of PHL Pooled Separate
  Account U (150,065 shares)                                                                    2,003,966
 Cost of shares repurchased (92,097 shares)                                                    (1,234,180)
                                                                                            ----------------
Total                                                                                           3,633,019
                                                                                            ----------------
 Increase in net assets from share transactions                                                 8,408,944
                                                                                            ----------------
 Net increase in net assets                                                                     8,312,461
Net Assets
 Beginning of period                                                                                    0
                                                                                            ----------------
 End of period (including undistributed net investment income of $0)                          $ 8,312,461
                                                                                            ================

                      See Notes to Financial Statements

Institutional U.S. Government Securities Portfolio

                             FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                                 Class X           Class Y
                                            ----------------   ----------------
                                              From Inception   From Inception
                                                3/1/96 to         3/1/96 to
                                                 12/31/96         12/31/96
                                            ----------------   ----------------
Net asset value, beginning of period              $13.35           $13.35
Income from investment operations(5)
 Net investment income                              0.62(3)(4)       0.59(3)(4)
 Net realized and unrealized gain (loss)            0.02             0.01
                                               --------------  ---------------
  Total from investment operations                  0.64             0.60
                                               --------------  ---------------
Less distributions
 Dividends from net investment income              (0.75)           (0.73)
 In excess of net investment income                (0.09)           (0.08)
                                               --------------  ---------------
  Total distributions                              (0.84)           (0.81)
                                               --------------  ---------------
Change in net asset value                          (0.20)           (0.21)
                                               --------------  ---------------
Net asset value, end of period                    $13.15           $13.14
                                               ==============  ===============
Total return                                        4.86%(2)         4.56%(2)

Ratios/supplemental data:
Net assets, end of period (thousands)             $4,734           $3,578

Ratio to average net assets of:
 Operating expenses                                 0.40%(1)         0.65%(1)
 Net investment income                              5.58%(1)         5.32%(1)
Portfolio turnover                                   175%(2)          175%(2)

(1) Annualized

(2) Not annualized

(3) Computed using average shares outstanding.

(4) Includes reimbursement of operating expenses by investment adviser of $0.19 and $0.19, respectively.

(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the time of share purchases and redemptions.

                      See Notes to Financial Statements

Institutional Enhanced Reserves Portfolio

                       INVESTMENTS AT DECEMBER 31, 1996

                                      MOODY'S
                                        BOND        PAR
                                       RATING      VALUE
                                    (Unaudited)    (000)       VALUE
                                    ------------  -------- -------------
U.S. Government And Agency Securities--16.2%
U.S. Treasury Notes--7.5%
U.S. Treasury Notes 5.625%, '98      Aaa          $3,000    $ 2,986,170
U.S. Treasury Notes 7.75%, '99       Aaa           6,000      6,275,622
                                                             -----------
                                                              9,261,792
                                                             -----------
Agency Mortgage-Backed Securities--8.7%
GNMA 8.50%, '26                                    3,841      3,986,062
FHLMC 7.50% WI, '11 (c)                            5,000      5,068,750
FNMA 7.835%, '20                                   1,662      1,721,405
                                                             -----------
                                                             10,776,217
                                                             -----------
Total U.S. Government And Agency Securities
 (Identified cost $20,027,061)                               20,038,009
                                                             -----------
Non-Convertible Bonds--61.9%
Asset-Backed Securities--43.3%
Chase Manhattan Grantor 95-A, A 6%,
  '01                                Aaa           2,635      2,646,372
CIT RV Trust 96-A, A 5.40%, '11      Aaa           2,207      2,164,561
Citibank Credit Card Master Trust I
  96-6, A 5.62%, '08 (b)             Aaa           3,000      2,999,063
Discover Card Master Trust 96-4, A
  5.98%, '13 (b)                     Aaa           2,500      2,546,725
First Chicago Master Trust 93-F,
  5.93%, '00 (b)                     Aaa           5,000      5,021,900
First Plus Home Loan 96-2, A1
  6.80%, '05                         Aaa           4,962      4,979,249
Fleetwood Credit Corp. 93-A, A 6%,
  '08                                Aaa           2,416      2,419,880
Ford Credit Auto Owner Trust 96-A,
  A1 5.67%, '97                      P-1           1,708      1,711,942
Ford Credit Grantor Trust 95-A, A
  5.90%, '00                         Aaa           1,613      1,618,941
Fremont Small Business Loan 6.11%,
  '99 (b)                            Baa           1,800      1,802,698
Green Tree Financial Corp. 96-8, A2
  6.55%, '27                         Aaa           3,000      3,021,562
Green Tree Home Improvement 95-A,
  A1 7%, '20                         Aaa              16         16,058
Green Tree Home Improvement 96-A,
  A1 5.70%, '26                      Aaa           1,912      1,913,117
Household Consumer Loan 96-2, A2
  5.931%, '06 (b)                    Aa            3,000      2,998,594
MBNA Master Credit Card 94-B, A
  5.47%, '02 (b)                     Aaa           2,500      2,509,125
Nationsbank Auto 96-A, A-1 5.776%,
  '97                                P-1           1,681      1,684,128
Standard Credit Card Master Trust
  95-4, A 5.60%, '00 (b)             Aaa           3,000      3,004,680
Asset-Backed Securities--continued
The Money Store 96-CA1, 6.70%, '08   Aaa          $4,463    $ 4,467,835
Western Financial Grantor 95-2, A1
  7.10%, '00                         Aaa           2,096      2,127,029
World Omni Auto Trust 95-A, A
  6.05%, '01                         Aaa           3,780      3,796,590
                                                             -----------
                                                             53,450,049
                                                             -----------
Banks--4.1%
General Electric Corp. 5.55%, '98
  (b)                                Aaa           5,000      5,018,540
                                                             -----------
Diversified Financial Services--6.8%
Dean Witter Discover Co. 6%, '98     A             3,800      3,802,250
General Motors Acceptance Corp.
  7.50%, '97                         A             4,500      4,561,722
                                                             -----------
                                                              8,363,972
                                                             -----------
Non-Agency Mortgage-Backed Securities--4.8%
Independent National Mortgage Corp.
  96-E, A2 6.93%, '26                Aaa           2,959      2,933,470
Residential Asset Securitization
  Trust 96-A9, A1 7.50%, '27         Aaa           2,973      2,983,876
                                                             -----------
                                                              5,917,346
                                                             -----------
Retail--2.9%
Sears Roebuck Co. 8.45%, '98         A             3,500      3,637,155
                                                             -----------
Total Non-Convertible Bonds
   (Identified cost $76,177,978)                             76,387,062
                                                             -----------
Total Long-Term Investments--78.1%
   (Identified cost $96,205,039)                             96,425,071
                                                             -----------
                                       STANDARD
                                       & POOR'S
                                        RATING
                                     (Unaudited)
                                     ----------
Short-Term Obligations--21.9%
Commercial Paper--18.6%
Beneficial Corp. 5.406%, 1-13-97    A-1           5,000      5,000,000
Ford Motor Credit Co. 5.638%,
  1-13-97                            A-1           5,000      5,000,000
Merrill Lynch & Co., Inc. 5.671%,
  1-16-97                            A-1+          5,000      5,000,000
CIT Group Holdings 5.635%, 1-22-97   A-1           5,000      5,000,000
Deere (John) Capital Corp. 5.53%,
  1-30-97                            A-1           3,000      3,000,000
                                                             -----------
                                                             23,000,000
                                                             -----------

                      See Notes to Financial Statements

Institutional Enhanced Reserves Portfolio

                                         PAR
                                        VALUE
                                        (000)        VALUE
                                       --------  ---------------
Repurchase Agreements--3.3%
State Street Repurchase Agreement
  4.90% dated 12/31/96 due 1/2/97,
  repurchase price $4,116,120,
  collateralized by U.S. Treasury
  Note 7.25%, 2/15/98, market value
  $4,201,094                           $4,115    $  4,115,000
                                                 --------------
Total Short-Term Obligations
   (Identified cost $27,115,000)                   27,115,000
                                                 --------------
Total Investments--100.0%
   (Identified cost $123,320,039)                 123,540,071(a)
Cash and receivables, less liabilities--0.0%          (25,855)
                                                 --------------
Net Assets--100.0%                               $123,514,216
                                                 ==============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $289,717 and gross depreciation of $82,643 for income tax purposes. At December 31, 1996, the aggregate cost of securities for income tax purposes was $123,332,997.
(b) Variable or step coupon; interest rate shown reflects the rate currently in effect.
(c) When issued.

                      See Notes to Financial Statements

Institutional Enhanced Reserves Portfolio

                     STATEMENT OF ASSETS AND LIABILITIES
                              DECEMBER 31, 1996

Assets
Investment securities at value
  (Identified cost $123,320,039)                              $123,540,071
Cash                                                                 1,346
Receivables
 Investment securities sold                                      4,566,348
 Interest                                                          636,442
 Receivable from adviser                                            97,824
                                                              --------------
  Total assets                                                 128,842,031
                                                              --------------

Liabilities
Payables
 Investment securities purchased                                 5,076,563
 Dividend distributions                                            158,487
 Transfer agent fee                                                  3,502
 Financial agent fee                                                 3,095
 Trustees' fee                                                       1,313
 Distribution fee                                                      243
Accrued expenses                                                    84,612
                                                              --------------
  Total liabilities                                              5,327,815
                                                              --------------
Net Assets                                                    $123,514,216
                                                              ==============

Net Assets Consist of:
Capital paid in on shares of beneficial interest              $123,678,944
Undistributed net investment income                                 13,193
Accumulated net realized loss                                     (397,953)
Net unrealized appreciation                                        220,032
                                                              --------------
Net Assets                                                    $123,514,216
                                                              ==============
Class X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $122,010,341)             12,258,962

Net asset value and offering price per share                         $9.95

Class Y
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $1,503,875)                  151,152

Net asset value and offering price per share                         $9.95

                           STATEMENT OF OPERATIONS
                         FROM INCEPTION JULY 19, 1996
                             TO DECEMBER 31, 1996

Investment Income
Interest                                                   $3,326,723
                                                            -----------
  Total investment income                                   3,326,723
                                                            -----------
Expenses
Investment advisory fee                                       132,690
Distribution fee--Class Y                                         342
Financial agent fee                                            16,586
Registration                                                   22,500
Professional                                                   19,717
Transfer agent                                                 17,187
Custodian                                                       9,126
Printing                                                        9,043
Trustees                                                        6,938
Miscellaneous                                                   2,500
                                                            -----------
  Total expenses                                              236,629
  Less expenses borne by investment adviser                   (48,309)
                                                            -----------
  Net expenses                                                188,320
                                                            -----------
Net investment income                                       3,138,403
                                                            -----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on securities                              (212,416)
                                                            -----------
Net change in unrealized appreciation on investments end
  of period                                                   220,032
Less net unrealized depreciation in connection with Duff
  & Phelps Enhanced Reserves Fund                             (58,648)
                                                            -----------
  Net change in unrealized appreciation
    (depreciation)                                            278,680
                                                            -----------
Net gain on investments                                        66,264
                                                            -----------
Net increase in net assets resulting from operations       $3,204,667
                                                            ===========

                      See Notes to Financial Statements

Institutional Enhanced Reserves Portfolio

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                                               From Inception
                                                                                              July 19, 1996 to
                                                                                              December 31, 1996
                                                                                              ------------------
From Operations
 Net investment income                                                                          $   3,138,403
 Net realized loss                                                                                   (212,416)
 Net change in unrealized appreciation (depreciation)                                                 278,680
                                                                                              -----------------
 Increase in net assets resulting from operations                                                   3,204,667
                                                                                              -----------------
From Distributions to Shareholders
 Net investment income--Class X                                                                    (3,113,690)
 Net investment income--Class Y                                                                        (7,637)
                                                                                              -----------------
 Decrease in net assets from distributions to shareholders                                         (3,121,327)
                                                                                              -----------------
From Share Transactions
Class X
 Proceeds from sales of shares (18,754,392 shares)                                                186,663,642
 Net asset value of shares issued from reinvestment of distributions (291,631 shares)               2,902,589
 Net asset value of shares issued in conjunction with the acquisition of Duff & Phelps
  Enhanced Reserves Fund (13,730,413 shares)                                                      136,554,593
 Cost of shares repurchased (20,517,474 shares)                                                  (204,195,925)
                                                                                              -----------------
Total                                                                                             121,924,899
                                                                                              -----------------
Class Y
 Proceeds from sales of shares (150,567 shares)                                                     1,500,150
 Net asset value of shares issued from reinvestment of distributions (585 shares)                       5,827
                                                                                              -----------------
Total                                                                                               1,505,977
                                                                                              -----------------
 Increase in net assets from share transactions                                                   123,430,876
                                                                                              -----------------
 Net increase in net assets                                                                       123,514,216
Net Assets
 Beginning of period                                                                                        0
                                                                                              -----------------
 End of period (including undistributed net investment income of $13,193)                       $ 123,514,216
                                                                                              =================

                      See Notes to Financial Statements

Institutional Enhanced Reserves Portfolio

                             FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                                 Class X           Class Y
                                            ----------------   ----------------
                                              From Inception   From Inception
                                                7/19/96 to       11/1/96 to
                                                 12/31/96         12/31/96
                                            ----------------   ----------------
Net asset value, beginning of period                $9.95           $9.97
Income from investment operations(5)
 Net investment income                               0.26(3)         0.09(3)
 Net realized and unrealized gain (loss)               --           (0.02)
                                               --------------  ---------------
  Total from investment operations                   0.26            0.07
                                               --------------  ---------------
Less distributions
 Dividends from net investment income               (0.26)          (0.09)
 Distributions from net realized gains                 --              --
                                               --------------  ---------------
  Total distributions                               (0.26)          (0.09)
                                               --------------  ---------------
Change in net asset value                              --           (0.02)
                                               --------------  ---------------
Net asset value, end of period                      $9.95           $9.95
                                               ==============  ===============
Total return                                         2.57%(2)        0.71%(2)

Ratios/supplemental data:
Net assets, end of period (thousands)            $122,010          $1,504

Ratio to average net assets of:
 Operating expenses                                  0.34%(1)        0.59%(1)
 Net investment income                               5.68%(1)        5.58%(1)
Portfolio turnover                                    122%(2)         122%(2)

(1) Annualized
(2) Not annualized
(3) Includes reimbursement of operating expenses by investment adviser of less than $0.01.

                      See Notes to Financial Statements

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 1996

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES
   Phoenix Duff & Phelps Institutional Mutual Funds (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in six separate Portfolios (the "Portfolios").
   Each Portfolio has distinct investment objectives. The Balanced Portfolio seeks to provide reasonable income, long-term capital growth and conservation of capital. The Managed Bond Portfolio seeks to generate a high level of current income and capital appreciation. The Growth Stock Portfolio seeks long-term appreciation of capital. The Money Market Portfolio seeks to provide as high a level of current income consistent with capital preservation and liquidity. The U.S. Government Securities Portfolio seeks a high level of current income by investing in U.S. Government guaranteed or backed securities. The Enhanced Reserves Portfolio seeks to provide high current income consistent with preservation of capital.
   Each Portfolio offers both Class X and Class Y shares. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class Y bears distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Portfolio are borne pro rata by the holders of both classes of shares, except that Class X bears no distribution expenses.
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:
   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.
   The Money Market Portfolio uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the classes' net asset value per share as determined by using available market quotations and its amortized cost per share. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide a fair valuation. This valuation procedure allows each class of the Portfolio to maintain a constant net asset value of $1 per share. The assets of the Portfolio will not be invested in any security with a maturity of greater than 397 days, and the average weighted maturity of its portfolio will not exceed 90 days.

B. Security transactions and related income:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Portfolio is notified. Interest income is recorded on the accrual basis. The Fund does not amortize premiums except for the Money Market Portfolio and Enhanced Reserves Portfolio, but does amortize discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:
   Each of the Portfolios is treated as a separate taxable entity. It is the policy of each Portfolio in the Fund to comply with the requirements of the Internal Revenue Code (the Code), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Portfolio intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:
   Distributions are recorded by each Portfolio on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, non-deductible expenses, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:
   Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 1996 (Continued)

trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. Forward currency contracts:
   Each of the Portfolios, except U.S. Government Securities Portfolio and Money Market Portfolio, may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.
   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Portfolio as an unrealized gain (or loss). When the contract is closed or offset, the Portfolio records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. Futures contracts:
   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. A Portfolio may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to a Portfolio is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

H. Expenses:
   Expenses incurred by the Fund with respect to any two or more Portfolios are allocated in proportion to the net assets of each Portfolio, except where allocation of direct expense to each Portfolio or an alternative allocation method can be more fairly made.

I. When-Issued and delayed delivery transactions:
   Each Portfolio may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

NOTE 2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Fund, the Advisers, Phoenix Investment Counsel, Inc. ("PIC"), an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL") and Duff & Phelps Management Co. ("DPM"), a subsidiary of Phoenix Duff & Phelps Corporation, are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Portfolio:

                                               1st          $1+
Portfolio                        Adviser    $1 Billion    Billion
 ------------------------------  ---------------------- ----------
Balanced Portfolio                 PIC        0.55%        0.50%
Managed Bond Portfolio             PIC        0.45%        0.40%
Growth Stock Portfolio             PIC        0.60%        0.55%
Money Market Portfolio             PIC        0.25%        0.20%
U.S. Government Securities
  Portfolio                        PIC        0.30%        0.25%
Enhanced Reserves Portfolio        DPM        0.24%        0.19%


  PIC has voluntarily agreed to assume total fund operating expenses of each Portfolio it advises, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until December 31, 2001, to the extent that such expenses exceed the following percentages of average annual net assets:


                          Class X   Class Y
                          -------- ---------
Balanced Portfolio         0.65%     0.90%
Managed Bond Portfolio     0.55%     0.80%
Growth Stock Portfolio     0.70%     0.95%
Money Market Portfolio     0.35%     0.60%
U.S. Government
  Securities Portfolio     0.40%     0.65%

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 1996 (Continued)

   DPM has voluntarily agreed to reimburse or waive total fund operating expenses of the Enhanced Reserves Portfolio, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until December 31, 1997, to the extent that such expenses exceed 0.34% and 0.59%, respectively, of the average annual net assets of Class X and Y, respectively.
   Phoenix Equity Planning Corporation ("PEPCO"), an indirect majority-owned subsidiary of PHL, serves as the national distributor of the Fund's shares. Each Portfolio pays PEPCO a distribution fee of an annual rate of 0.25% for Class Y shares applied to the average daily net assets of that class. The distributor has advised the Portfolio that of the total amount expensed for the period ended December 31, 1996, $28,999 was earned by the Distributor and $70,547 was earned by unaffiliated participants.
   As Financial Agent to the Fund and to each Portfolio, PEPCO receives a fee at an annual rate of 0.03% of the average daily net assets for bookkeeping, administrative and pricing services. PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the period ended December 31, 1996, transfer agent fees were $227,584 of which PEPCO retained $97 which is net of fees paid to State Street.
   At December 31, 1996, PHL and affiliates held Portfolio shares which aggregated the following:

                                                        Aggregate
                                                        Net Asset
                                            Shares        Value
                                         ------------  -------------
Balanced Portfolio-Class X                         6   $       109
Balanced Portfolio-Class Y                     6,017       109,202
Managed Bond Portfolio-Class X               964,810    32,784,247
Managed Bond Portfolio-Class Y                 3,179       107,980
Growth Stock Portfolio-Class X                     2           111
Growth Stock Portfolio-Class Y                 2,330       110,485
Money Market Portfolio-Class X             4,188,211     4,188,211
Money Market Portfolio-Class Y               104,000       104,000
U.S. Government Securities Portfolio-
  Class X                                          8           105
U.S. Government Securities Portfolio-
  Class Y                                      7,957       104,559

NOTE 3. PURCHASE AND SALE OF SECURITIES
   Purchases and sales of securities during the period ended December 31, 1996 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                             Purchases        Sales
                          --------------  --------------
Balanced Portfolio         $ 78,618,645    $ 83,001,463
Managed Bond Portfolio       41,193,818      32,078,713
Growth Stock Portfolio      162,155,076     255,823,389
U.S. Government
  Securities Portfolio          447,655              --
Enhanced Reserves
  Portfolio                  28,603,158      37,816,786


  Purchases and sales of U.S. Government and agency securities during the period ended December 31, 1996, aggregated the following:

                             Purchases        Sales
                          --------------  --------------
Balanced Portfolio          $20,333,715    $21,567,310
Managed Bond Portfolio       90,065,593     93,826,124
U.S. Government
  Securities Portfolio       16,343,443     21,423,027
Enhanced Reserves
  Portfolio                  92,701,698     91,373,139


NOTE 4. MERGERS
   The Fund commenced operations on March 1, 1996, other than the Enhanced Reserves Portfolio which became available for sale on July 19, 1996 following the tax-free reorganization of the Duff & Phelps Enhanced Reserves Fund with the Phoenix Duff & Phelps Institutional Enhanced Reserves Portfolio.
   Prior to March 1, 1996, the Portfolios, other than Enhanced Reserves Portfolio, existed as separate accounts of Phoenix Home Life Mutual Insurance Company ("PHL"). Upon commencement of operations, the net assets of each separate account were transferred into the corresponding Portfolio of the Fund in a tax-free exchange for an equal number of shares of that Portfolio, other than the Money Market Portfolio which issued 33.828 shares for each unit of the separate account. The number of shares and dollars issued are listed in each Portfolio's Statement of Changes in Net Assets. Acquired unrealized appreciation (depreciation) is reflected in each Portfolio's Statement of Operations.
   The net assets of each Portfolio before and after the reorganization are as follows:

                            Before        After
                         -----------  --------------
Balanced Portfolio         $100,100   $ 58,215,721
Managed Bond Portfolio      100,100     66,796,561
Growth Stock Portfolio      100,100    206,603,100
Money Market Portfolio      100,100     10,872,970
U.S. Government
  Securities Portfolio      100,100     13,137,421
Enhanced Reserves
  Portfolio                      --    136,554,593

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 1996 (Continued)

NOTE 5. RECLASS OF CAPITAL ACCOUNTS
   In accordance with accounting pronouncements, the Portfolios of the Fund have recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Portfolios and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of December 31, 1996, the Portfolios recorded the following reclassifications to increase (decrease) the accounts listed below:

                                                      Capital paid
                     Undistributed     Accumulated    in on shares
                     net investment   net realized   of beneficial
                     income (loss)     gain (loss)      interest
                    ---------------- --------------  ---------------
Balanced Portfolio      $37,213         $   9,971       $(47,184)
Managed Bond
  Portfolio              54,888            (5,253)       (49,635)
Growth Stock
  Portfolio              57,621               (92)       (57,529)
U.S. Government
  Securities
  Portfolio              53,399            (6,290)       (47,109)
Enhanced Reserves
  Portfolio              (3,883)         (185,537)       189,420

NOTE 6. CAPITAL LOSS CARRYOVERS
   At December 31, 1996, the Portfolios had available for federal income tax purposes unused capital losses as follows:

                              Expiring in
                           2003       2004
                         --------- -----------
U.S. Government
  Securities Portfolio    $   --    $235,004
Enhanced Reserves
  Portfolio               189,419    128,718

  For the Enhanced Reserves Portfolio, capital loss carryovers include $189,419 acquired in connection with the merger of the Duff & Phelps Enhanced Reserves Fund.

  Under current tax law, capital losses realized after October 31, 1996 may be deferred and treated as occurring on the first day of the following tax year. For the year ended December 31, 1996, the U.S. Government Securities
Portfolio and the Enhanced Reserves Portfolio elected to defer $7,603 and $66,858, respectively, in losses occurring between November 1, 1996 and December 31, 1996.

NOTE 7. OTHER
   As of December 31, 1996, the Portfolios had shareholders who each individually owned more than 10% of shares outstanding, none of whom are affiliated with PHL or PDP as follows. In addition, affiliate holdings are presented in the table located within Note 2.

                              Number of         % of Total
                             shareholders   shares outstanding
                           --------------- --------------------
Balanced Portfolio                1                11.7%
Managed Bond Portfolio            1                12.6%
Growth Stock Portfolio            1                12.8%
Money Market Portfolio            1                16.4%
US Government Securities
  Portfolio                       1                13.6%
Enhanced Reserves
  Portfolio                       3                50.0%

TAX INFORMATION NOTICE (Unaudited)
   For the fiscal year ended December 31, 1996, the following Portfolio's distributed long-term capital gains dividends as follows:

Balanced Portfolio          $1,255,831
Managed Bond Portfolio         748,876
Growth Stock Portfolio       8,379,943


  For federal income tax purposes 3.84% and 9.51% of the ordinary income dividends paid by the Balanced Portfolio and the Growth Stock Portfolio, respectively, qualify for the dividends received deduction for corporate shareholders.

                      REPORT OF INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP                                   [Price Waterhouse logo]

To the Shareholders and Trustees of
Phoenix Duff & Phelps Institutional Mutual Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Balanced Portfolio, the Managed Bond Portfolio, the Growth Stock Portfolio, the Money Market Portfolio, the U.S. Government Securities Portfolio and the Enhanced Reserves Portfolio (constituting the Phoenix Duff & Phelps Institutional Mutual Funds, hereinafter referred to as the "Fund") at December 31, 1996, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodians and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

Boston, Massachusetts
February 14, 1997

                PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS

                           PART C--OTHER INFORMATION

Item 24. Financial Statements and Exhibits


 (a) Financial Statements:

    Included in Part A of the Registration Statement: Financial Highlights

    Included in Part B of the Registration Statement: Financial Statements and Notes thereto, and Report of Independent Accountants included in the Annual Report to Shareholders for the year ended December 31, 1996, incorporated by reference.



     (b) Exhibits:


 (1)(a)     Declaration of Trust of the Registrant, filed with Pre-Effective Amendment No. 1 on February 2, 1996 and incorporated herein by reference.
 (1)(b)     Amendment to Declaration of Trust changing names of Portfolios, filed with Pre-Effective Amendment
            No. 2 on February 28, 1996 and incorporated herein by reference.
 (1)(c)     Amendment to Declaration of Trust adding Real Estate Equity Securities Portfolio filed via Edgar with
            Post-Effective Amendment No. 4 on February 11, 1997.
 (2)        None
 (3)        None
 (4)        Reference is made to Article III, Section 3.4 of Registrant's Declaration of Trust
 (5)(a)     Investment Advisory Agreement between Registrant and Duff & Phelps Investment Management Co.
            ("DPM"), filed with Pre-Effective Amendment No. 1 on February 2, 1996 and incorporated herein by reference.
 (b)        Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. ("PIC"), filed with Pre-Effective Amendment No. 1 on February 2, 1996 and incorporated herein by reference.
 (c)        Form of Investment Advisory Agreement between Registrant and Phoenix Realty Securities, Inc.
            ("PRS"), filed via Edgar herewith.
 (6)(a)     Distribution Agreement between Registrant and Phoenix Equity Planning Corporation, filed with
            Pre-Effective Amendment No. 1 on February 2, 1996 and incorporated herein by reference.
 (b)        Form of Sales Agreement between Phoenix Equity Planning Corporation and dealers, filed with
            Post-Effective Amendment No. 1 on March 1, 1996 and incorporated herein by reference.
 (7)        None
 (8)(a)     Custodian Agreement between Registrant and State Street Bank and Trust Company, filed with
            Pre-Effective Amendment No. 1 to the Registration Statement/Proxy Statement on Form N-14 on
            June 3, 1996 and incorporated herein by reference.
 (b)        Custodian Agreement between Registrant and The Chase Manhattan Bank, N.A., filed with Pre-Effective
            Amendment No. 2 on February 28, 1996 and incorporated herein by reference.
 (9)(a)     Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated
            December 11, 1996, filed via Edgar herewith.
 (b)        Transfer Agent Agreement between Registrant and Phoenix Equity Planning Corporation, filed with
            Pre-Effective Amendment No. 2 on February 28, 1996 and incorporated herein by reference.
 (c)        Form of Administration Agreement between Registrant (on behalf of Real Estate Portfolio) and Phoenix
            Duff & Phelps Corporation, filed via Edgar with Post-Effective Amendment on February 11, 1997.
 (10)(a)    Opinion of Counsel, filed with Pre-Effective Amendment No. 2 on February 28, 1996 and incorporated herein by reference.
 (b)        Opinion of Counsel (as to the Real Estate Portfolio) filed via Edgar herewith.
 (11)       Consent of Accountants filed herewith.
 (12)       None
 (13)       Initial Capitalization Agreement, filed with Pre-Effective Amendment No. 1 on February 2, 1996 and incorporated herein by reference.
 (14)       None
 (15)       Rule 12b-1 Distribution Plan for Class Y Shares, filed with Pre-Effective Amendment No. 1 on
            February 2, 1996 and incorporated herein by reference.



                                      C-1




 (16)       Schedule for Computation of Performance Quotations, filed with Pre-Effective Amendment No. 2 on
            February 28, 1996 and incorporated herein by reference.
 (17)       Financial Data Schedule as reflected on Edgar as Exhibit 27 filed herewith.
 (18)       Amended and Restated Rule 18f-3 Dual Distribution Plan filed via Edgar herewith.
 (19)(a)    Powers of Attorney, filed with Pre-Effective Amendment No. 2 on February 28, 1996 and incorporated herein by reference.
     (b)    Power of Attorney for Ms. Moran, filed via Edgar with Post-Effective Amendment No. 4 on February 11, 1997.



Item 25. Persons Controlled by or Under Common Control with Registrant.

     As of the date hereof, to the best knowledge of the Registrant, no person is directly or indirectly controlled by or under common control with the Registrant.

Item 26. Number of Holders of Securities.


     As of February 28, 1997:



                                      Class X Shares   Class Y Shares
                                         Number of        Number of
                                      Record Holders   Record Holders
                                      --------------   --------------
Balanced Portfolio   ...............      70                51
Managed Bond Portfolio  ............      54                42
Enhanced Reserves Portfolio   ......      29                 5
Growth Portfolio  ..................      82                61
Market Portfolio  ..................      48                29
U.S. Gov't Sec. Portfolio  .........      27                18


Item 27. Indemnification.

     Please see Article of the Registrant's Declaration of Trust (incorporated herein by reference). Registrant's trustees and officers are covered by an Errors and Omissions Policy. Paragraph 10 of the Investment Advisory Agreements between the Registrant and its Advisers provide in relevant part that, in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties under the Investment Advisory Agreements on the part of each the Adviser, the Advisers shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding or sale of any security.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant and the investment advisers and distributor pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense or any action, suit or proceeding) is asserted against the Registrant by such trustee, director, officer or controlling person or the Distributor in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28. Business and Other Connections of Investment Adviser.

     See "Management of the Fund" in the Prospectus and "Management of the Trust" and "Services of the Advisers" in the Statement of Additional Information for information regarding the business of the Advisers. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Advisers, reference is made to the Advisers' current Form ADV (SEC File Nos. 801- 5995 (PIC) & 14813 (DPM)) filed under the Investment Advisers Act of 1940, incorporated herein by reference.


Item 29. Principal Underwriter.

     (a) The sole principal underwriter for the Registrant is Phoenix Equity Planning Corporation.

(b) The directors and executive officers of Phoenix Equity Planning Corporation, the distributor for Registrant, are as follows:



   Name and Principal             Position and Offices            Position and Offices
    Business Address                with Underwriter                with Registrant
    ----------------                ----------------                ---------------
Michael E. Haylon             Director                           Executive Vice Presiden
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480
Philip R. McLoughlin          Director and President             Trustee and President
One American Row
Hartford, CT 06115
David R. Pepin                Executive Vice President,          None
56 Prospect Street            Mutual Fund Sales and
P.O. Box 150480               Operations
Hartford, CT 06115-0480
Leonard J. Saltiel            Managing Director,                 Vice President
100 Bright Meadow Blvd.       Operations and Service
P.O. Box 2200
Enfield, CT 06083-2200
Paul Atkins                   Senior Vice President and          None
56 Prospect Street            Sales Manager
P.O. Box 150480
Hartford, CT 06115-0480
Maris Lambers                 Senior Vice President,             None
100 Bright Meadow Blvd.       Insurance and Independent
P.O. Box 2200                 Division
Enfield, CT 06083-2200
William R. Moyer              Senior Vice President and          Vice President
100 Bright Meadow Blvd.       Chief Financial Officer
P.O. Box 2200
Enfield, CT 06083-2200
John F. Sharry                Managing Director, Mutual          None
100 Bright Meadow Blvd.       Fund Distribution
P.O. Box 2200
Enfield, CT 06083-2200
G. Jeffrey Bohne              Vice President, Mutual Fund        Secretary
101 Munson Street             Customer Service
P.O. Box 810
Greenfield, MA 01302-0810
Eugene A. Charon              Vice President and Controller      None
100 Bright Meadow Blvd.
P.O. Box 2200
Enfield, CT 06083-2200
Nancy G. Curtiss              Vice President and Treasurer,      Treasurer
56 Prospect Street            Fund Accounting
P.O. Box 150480
Hartford, CT 06115-0480
William E. Keen, III          Assistant Vice President,          Vice President
100 Bright Meadow Blvd.       Mutual Fund Regulation
P.O. Box 2200
Enfield, CT 06083-2200

  Name and Principal          Position and Offices        Position and Offices
   Business Address             with Underwriter            with Registrant
   ----------------             ----------------            ---------------
Elizabeth R. Sadowinski      Vice President,              None
56 Prospect Street           Administration
P.O. Box 150480
Hartford, CT 06115-0480
Thomas N. Steenburg          Vice President, Counsel      Assistant Secretary
56 Prospect Street           and Secretary
P.O. Box 150480
Hartford, CT 06115



 (c) To the best of the Registrant's knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

Item 30. Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the Registrant located at 56 Prospect Street, Hartford, CT 06115, or its investment advisers, Duff & Phelps Investment Management Co., 55 East Monroe Street, Suite 3800, Chicago, Illinois 60610, Phoenix Investment Counsel, Inc., 56 Prospect Street, Hartford, CT 06115, or the custodians, State Street Bank and Trust Company, 1 Heritage Drive, P2N, North Quincy, MA 02171 or The Chase Manhattan Bank, N.A., 1 Chase Manhattan Plaza, Floor 3B, New York, NY 10081. All such accounts, books and other documents required to be maintained by the principal underwriter will be maintained at Phoenix Equity Planning Corporation, 100 Bright Meadow Boulevard, Enfield, Connecticut 06083.

Item 31. Management Services.

     None.

Item 32. Undertakings.


(a)  Not applicable.

(b) Registrant undertakes to file a post-effective amendment, using financial statements, which need not be certified, within four to six months from the effective date of Registrant's Post-Effective Amendment No. 5 with respect to the Real Estate Equity Securities Portfolio.


(c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge if the information called for by Item 5A of Form N-1A is contained in such annual report.

(d) Registrant undertakes to provide the information specified pursuant to Regulation S-K, Item 512 (Reg.S.S. 229.512), as applicable, the terms of which are incorporated herein by reference.

(e) Registrant undertakes to call a special meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders, as required by Section 16(c) of the 1940 Act, if requested to do so by holders of at least 10% of a Portfolio's outstanding shares.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford, and State of Connecticut on the 28th day of April, 1997.


                             PHOENIX DUFF & PHELPS
                           INSTITUTIONAL MUTUAL FUNDS

ATTEST: /s/ Thomas N. Steenburg              By: /s/ Philip R. McLoughlin
        ----------------------------             -------------------------------
            Thomas N. Steenburg                      Philip R. McLoughlin
            Assistant Secretary                      President



     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated, on this 28th day of April, 1997.



          Signature                           Title
          ---------                           -----
                                   Trustee
----------------------------
 C. Duane Blinn*
                                   Trustee
----------------------------
 Robert Chesek*
                                   Trustee
----------------------------
 E. Virgil Conway*
                                   Trustee
----------------------------
 William W. Crawford*
                                   Treasurer (principal financial
----------------------------       and accounting officer)
      Nancy G. Curtiss*
                                   Trustee
----------------------------
 Harry Dalzell-Payne*
                                   Trustee
----------------------------
 William N. Georgeson*
                                   Trustee
----------------------------
 Francis E. Jeffries*
                                   Trustee
----------------------------
 Leroy Keith, Jr.*

  /s/ Philip R. McLoughlin         Trustee and President
----------------------------
      Philip R. McLoughlin

----------------------------
 Eileen A. Moran**
                                   Trustee
----------------------------
 Everett L. Morris*
                                   Trustee
----------------------------
 James M. Oates*



                                     S-1(c)

          Signature                Title
          ---------                -----

                                   Trustee
----------------------------
 Richard A. Pavia*
                                   Trustee
----------------------------
 Calvin J. Pedersen*
                                   Trustee
----------------------------
 Philip R. Reynolds*
                                   Trustee
----------------------------
 Herbert Roth, Jr.*
                                   Trustee
----------------------------
 Richard E. Segerson*
                                   Trustee
----------------------------
 Lowell P. Weicker, Jr.*


*By: /s/ Philip R. McLoughlin
     -------------------------


 * Philip R. McLoughlin pursuant to powers of attorney filed with Pre-Effective Amendment No. 2 on February 28, 1996 and incorporated herein by reference.


** Philip R. McLoughlin pursuant to powers of attorney filed with Post-Effective
   Amendment No. 4 on February 11, 1997 and incorporated herein by reference.


                                     S-2(c)